                             OVERTURE ANNUITY II
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

             As filed with the Securities and Exchange Commission on

                                February 29, 2000


                            Registration No. 33-33844


================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]


                       Pre-Effective Amendment No.____                 [ ]


                       Post Effective Amendment No. 15                 [X]



        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940



                              Amendment No. 15                         [X]


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            ------------------------

                                DONALD R. STADING
                          Secretary and General Counsel
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

         It is proposed that this filing will become effective:



           [ ] immediately upon filing pursuant to paragraph b

           [X] on May 1, 2000 pursuant to paragraph a of Rule 485

           [ ] on              pursuant to paragraph b of Rule 485
           If appropriate, check the following box:
           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities Being Registered: Securities of Unit Investment Trust Omit from the facing sheet reference to the other Act if the Registration Statement or amendment is filed under only one of the Acts. Include the "Approximate Date of Proposed Public Offering" and "Title of Securities Being Registered" only where securities are being registered under the Securities Act of 1933.

                               OVERTURE ANNUITY II
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4



PART A
FORM N-4              ITEM                                    HEADING IN PROSPECTUS
Item 1.               Cover Page..............................Cover Page
Item 2.               Definitions.............................Definitions
Item 3.               Synopsis or Highlights..................Fee Table; Fund Expense Summary; Example
Item 4.               Condensed Financial Information.........Condensed Financial Information; Performance Data
Item 5.               General Description of Registrant,
                      Depositor and Portfolio Companies
                      a) Depositor............................Ameritas Variable Life Insurance Company
                      b) Registrant...........................The Separate Account
                      c) Portfolio Company....................The Funds
                      d) Prospectus...........................The Funds
                      e) Voting...............................Voting Rights
                      f) Administrator........................N/A
Item 6.               Deductions and Expenses
                      a) Deductions...........................Fee Table; Charges and Deductions
                      b) Sales Load...........................Fee Table; Withdrawal Charge
                      c) Special purchase plans...............Administrative Charges
                      d) Commissions..........................Distribution of the Policies
                      e) Portfolio company deductions and
                      expenses................................The Funds; Fee Table: Fund Expense Summary
                      f) Registrant's expenses................N/A
Item 7.               General Description of Variable
                      a) Rights...............................The Policy; Distributions Under the Policy; General
                                                              Provisions; Voting Rights
                      b) Provisions and limitations...........The Policy; Allocation of Premium; Transfers
                      c) Changes in contracts or
                      operations..............................Addition, Deletion, or Substitution of Investment;
                                                              The Policy; Voting Rights
                      d) Contractowners inquiries.............Ameritas Variable Life Insurance Company
Item 8.               Annuity Period
                      a) Level of benefits....................Allocation of Premium; Annuity Income Options
                      b) Annuity commencement date............Annuity Date
                      c) Annuity payments.....................Annuity Income Options
                      d)Assumed investment return.............N/A
                      e) Minimums.............................Annuity Income Options
                      f) Rights to change options or
                      transfer investment base................Annuity Income Options
Item 9.               Death Benefit
                      a) Death benefit calculation............Death of Annuitant Prior to Annuity Date: Death of
                                                              Owner; Annuity Income Options
                      b) Forms of benefits....................Death of Annuitant Prior to Annuity Date: Death of
                                                              Owner; Annuity Income Options
Item 10.              Purchases and Contract Values
                      a) Procedures for purchases.............Cover Page; Policy Application and Premium Payment;
                                                              Allocation of Premium
                      b) Accumulation unit value..............Accumulation Value
                      c) Calculation of accumulation unit
                      value...................................Accumulation Value
                      d) Principal underwriter................Distribution of the Policies


Item 11.              Redemptions
                      a) Redemption procedures................Full and Partial Withdrawals
                      b) Texas Optional Retirement
                      Program.................................N/A
                      c) Delay................................Full and Partial Withdrawals; Deferment of Payment
                      d) Lapse................................N/A
                      e) Revocation of rights.................Refund Privilege
Item 12.              Taxes
                      a) Tax consequences.....................Federal Tax Matters
                      b) Qualified plans......................Federal Tax Matters
                      c) Impact of taxes......................Taxes
Item 13.              Legal Proceedings.......................Legal Proceedings
Item 14.              Table of Contents for Statement of
                      Additional Information..................Statement of Additional Information

PART B
FORM N-4              ITEM....................................HEADING IN STATEMENT OF ADDITIONAL INFORMATION

Item 15.              Cover Page..............................Cover Page
Item 16.              Table of Contents.......................Table of Contents
Item 17.              General Information and History
                      a) Name change/Suspended Sales..........N/A
                      b) Attribution of Assets................N/A
                      c) Control of Depositor.................General Information and History
Item 18.              Services
                      a) Fees, expenses and costs.............N/A
                      b) Management-related services..........AVLIC
                      c) Custodian and independent public
                      accountant..............................Safekeeping of Separate Account Assets; Experts
                      d) Other custodianship..................N/A
                      e) Administrative servicing agent.......N/A
                      f) Depositor as principal
                      underwriter.............................N/A
Item 19.              Purchase of Securities Being Offered
                      a) Manner of Offering...................N/A
                      b) Sales load...........................N/A
Item 20.              Underwriters
                      a) Depositor or affiliate as principal
                      underwriter.............................Distribution of the Policy
                      b)continuous offering...................Distribution of the Policy
                      c) Underwriting commissions.............Distribution of the Policy
                      d) Payments of underwriter..............N/A
Item 21.              Calculation of Performance Data.........Calculation of Performance Data
Item 22.              Annuity Payments........................N/A
Item 23.              Financial Statements
                      a) Registrant...........................Financial Statements
                      b) Depositor............................Financial Statements

PROSPECTUS
                                 [AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO]

FLEXIBLE PREMIUM                                 5900 "O" Street, P.O. Box 82550

VARIABLE ANNUITY POLICY                                        Lincoln, NE 68501
--------------------------------------------------------------------------------

This prospectus describes a flexible premium variable annuity Policy contract ("Policy") offered by Ameritas Variable Life Insurance Company ("AVLIC"). The Policy is a deferred annuity; it provides a vehicle for individuals to invest on a tax-deferred basis for retirement savings or other long-term purposes. You may purchase the Policy on either a tax qualified or non-tax qualified basis.

You may purchase a non-tax qualified Policy for $2,000 or more. Minimum additional subsequent premiums may be $500 or more; smaller amounts may be accepted by automatic bank draft or at the discretion of AVLIC. The minimum initial and subsequent premium for a tax qualified Policy purchased in a periodic payment plan is $50 per month.


You may direct that premiums accumulate on a variable basis in one or more of the 31 Subaccounts of the Ameritas Variable Life Insurance Company Separate Account VA-2 ("Separate Account VA-2") or on a fixed basis in the Fixed Account, or on a combination variable and fixed basis. Separate Account VA-2 uses its assets to purchase shares in one or more of the following Portfolios of mutual
Funds:



CALVERT VARIABLE SERIES, INC.       CALVERT VARIABLE SERIES, INC.         VARIABLE INSURANCE PRODUCTS FUNDS
AMERITAS PORTFOLIOS                   ("CVS SOCIAL PORTFOLIOS")             ("VIP")*
("AMERITAS PORTFOLIOS")                CVS Social Small Cap Growth           Equity-Income Growth
 Ameritas Money Market                 CVS Social Mid Cap Growth             High Income
 Ameritas Index 500                    CVS Social International Equity       Overseas
 Ameritas Growth                       CVS Social Balanced                  VARIABLE INSURANCE PRODUCTS FUNDS
 Ameritas Income & Growth                                                   II ("VIP II")*
 Ameritas Small Capitalization                                               Asset Manager
 Ameritas MidCap Growth                                                      Investment Grade Bond
 Ameritas Emerging Growth                                                    Asset Manager: Growth
 Ameritas Research                                                           Contrafund(R)
 Ameritas Growth With Income                                                * VIP and VIP II are collectively
                                                                              referred to as "Fidelity
                                                                            Portfolios"
THE ALGER AMERICAN FUND             MFS(R) VARIABLE INSURANCE             THE UNIVERSAL INSTITUTIONAL FUNDS,
("ALGER AMERICAN FUND")               TRUST ("MFS TRUST")                   INC. ("UNIVERSAL INSTITUTIONAL
 Alger American Balanced               Utilities                            FUNDS" OR "UIF")
 Alger American Leveraged All Cap      Global Governments                    Emerging Markets Equity
                                       New Discovery                         Global Equity
                                                                             International Magnum
                                                                             Asian Equity
                                                                             U.S. Real Estate


Owner bears the entire investment risk for monies placed in Separate Account VA-2 under this Policy prior to the Annuity Date.

This prospectus contains information you should know before investing. A Statement of Additional Information, which has the same date as this prospectus, has been filed with the Securities and Exchange Commission; it is incorporated herein by reference and is available free by writing AVLIC at the address above or by calling a Client Service Representative at 1-800-745-1112. The table of contents of the Statement of Additional Information appears at the end of this prospectus.

Prospectuses for the mutual fund options identified above can be obtained without charge by calling 1-800-745-1112.

Read the prospectuses carefully and retain them for future reference.

These securities are not deposits with, or obligations of, or guaranteed or endorsed by, any financial institution; nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. These securities involve investment risk, including the possible loss of principal.

The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please Read This Prospectus Carefully And Retain It For Future Reference.


                                  May 1, 2000


                                   ANNUITY II

TABLE OF CONTENTS


                                                                PAGE
DEFINITIONS.................................................      3
FEE TABLE...................................................      5
FUND EXPENSE SUMMARY........................................      6
QUESTIONS AND ANSWERS ABOUT THE POLICY......................     11
CONDENSED FINANCIAL INFORMATION.............................     15
PERFORMANCE DATA............................................     18
YEAR 2000...................................................     19
AVLIC, THE SEPARATE ACCOUNT AND THE FUNDS...................     19
       Ameritas Variable Life Insurance Company.............     19
       The Separate Account.................................     20
       The Funds............................................     20
       Addition, Deletion, or Substitution of Investments...     22
THE FIXED ACCOUNT...........................................     22
THE POLICY..................................................     23
       Control of Policy....................................     23
       Policy Application and Premium Payment...............     23
       Allocation of Premium................................     23
       Accumulation Value...................................     24
       Transfers............................................     24
       Systematic Programs..................................     25
DISTRIBUTIONS UNDER THE POLICY..............................     25
       Full and Partial Withdrawals.........................     26
       Critical Needs Withdrawals...........................     26
       Refund Privilege.....................................     26
       Policy Loans.........................................     26
CHARGES AND DEDUCTIONS......................................     27
       Administrative Charges...............................     27
       Mortality and Expense Risk Charge....................     28
       Contingent Deferred Sales Charge.....................     28
       Taxes................................................     29
       Fund Investment Advisory Fees and Expenses...........     29
ANNUITY PERIOD..............................................     30
       Annuity Date.........................................     30
       Annuity Income Options...............................     30
FEDERAL TAX MATTERS.........................................     31
       Introduction.........................................     31
       Taxation of Annuities in General.....................     31
GENERAL PROVISIONS..........................................     33
       Annuitant's Beneficiary..............................     33
       Change of Beneficiary................................     34
       Death of Annuitant Prior to Annuity Date.............     34
       Death of Owner.......................................     34
       Deferment of Payment.................................     34
       Contestability.......................................     35
       Misstatement of Age or Sex...........................     35
       Reports and Records..................................     35
DISTRIBUTION OF THE POLICIES................................     35
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................     36
THIRD PARTY SERVICES........................................     36
VOTING RIGHTS...............................................     36
LEGAL PROCEEDINGS...........................................     36
STATEMENT OF ADDITIONAL INFORMATION.........................     37


The Policy, certain provisions, and certain Portfolios are not available in all
                                    States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                   ANNUITY II

DEFINITIONS
ACCUMULATION UNIT - A unit used to measure the value of the Policy prior to the Annuity Date.

ACCUMULATION VALUE - The value of all amounts accumulated under the Policy prior to the Annuity Date. On the Issue Date, the Accumulation Value is equal to the initial premium, less any premium tax.

ANNUITANT - The person upon whose life expectancy the Policy is written. The Annuitant may also be the Owner of the Policy.

ANNUITANT'S BENEFICIARY - The person who will receive any benefits paid upon the death of the Annuitant. The Annuitant's Beneficiary is designated by the Owner in the application. If changed, the Annuitant's Beneficiary is as shown in the latest change filed and recorded with AVLIC. If no Annuitant's Beneficiary survives the Annuitant, the Owner or the Owner's estate will be the beneficiary. The interest of any Annuitant's Beneficiary is subject to that of any assignee.

ANNUITY DATE - The date on which Annuity Payments begin.

ANNUITY INCOME OPTION - One of several ways in which Annuity Payments may be made.

ANNUITY PAYMENT - One of a series of payments made under an Annuity Income
Option.

AVLIC ("we, us, our") - Ameritas Variable Life Insurance Company, a Nebraska stock life insurance company.

CASH SURRENDER VALUE - The amount available for full or partial withdrawal, which is the Accumulation Value less any withdrawal charge, and applicable premium taxes and, in the case of a full withdrawal, less the annual Policy fee.

CONTINGENT DEFERRED SALES CHARGE - The charge we assess upon certain withdrawals and annuitizations to cover certain expenses relating to the sale of the Policies.


DEATH BENEFIT - The greater of the Accumulation Value or the Premium Payments made, less withdrawals, or the guaranteed minimum death benefit, if applicable.


DUE PROOF OF DEATH - All of the following must be submitted: (1) a certified copy of the death certificate; (2) a Claimant Statement; (3) the Policy; and (4) any other information that AVLIC may require to establish the validity of the claim.

EFFECTIVE DATE - The Valuation Date on which premiums are applied to purchase a Policy.


FIXED ACCOUNT - A part of AVLIC's general account to which all or a portion of Premium Payments may be allocated for accumulation at fixed rates of interest.



FUNDS - Ameritas Portfolios, CVS Social Portfolios, Fidelity Portfolios, Alger American Fund, MFS Trust and Universal Institutional Funds are the Funds available for investment as of the date of this prospectus. The Funds have one or more Portfolios; each Portfolio corresponds to one of the Subaccounts of Separate Account VA-2.


ISSUE DATE - The date all financial, contractual and administrative requirements have been met to issue the Policy. The free look period begins on this date.

JOINT ANNUITANT - Applicable in the context of Annuity Income Options only, the person other than the Annuitant who may be designated by the Owner and on whose life Annuity Payments may also be based.

NET CASH SURRENDER VALUE - The Cash Surrender Value less premium tax, if any, and less any outstanding Policy loan.

NET PREMIUM - The Premium Payment less the premium tax, if imposed by the state in which the Policy is delivered.

NONQUALIFIED POLICIES - Policies that do not qualify for special federal income tax treatment.

OWNER ("you, your") - The person or entity in whose name the Policy is issued, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Owner. A collateral assignee is not the Owner.

                                   ANNUITY II

OWNER'S DESIGNATED BENEFICIARY - The person designated by the Owner to whom Policy ownership passes upon the Owner's death.

POLICY - The variable annuity contract offered by AVLIC and described in this Prospectus.

POLICY DATE - The date set forth in the Policy that is the date used to determine Policy anniversary dates and Policy Years. This date is determined on the Issue Date. It is the date within two days after AVLIC received the application and initial premium. If the Policy Date would fall on the 29th, 30th, or 31st of a month, the Policy Date will be set at the 28th day of that month.

POLICY YEAR - The period from one Policy anniversary date until the next Policy anniversary date.


PORTFOLIO - One of the separate investment Portfolios of the Funds in which Separate Account VA-2 invests. Each Portfolio is a Subaccount of Separate Account VA-2. In this Separate Account VA-2, Ameritas Portfolios offer the following Portfolios: Ameritas Money Market, Ameritas Index 500, Ameritas Growth, Ameritas Income & Growth, Ameritas Small Capitalization, Ameritas MidCap Growth, Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income. CVS Social Portfolios offer the following Portfolios: CVS Social Small Cap, CVS Social Mid Cap Growth, CVS Social International Equity, and CVS Social Balanced. VIP offers the following Portfolios: Equity-Income, Growth, High Income, and Overseas. VIP II offers the following Portfolios: Asset Manager, Investment Grade Bond, Asset Manager: Growth, and Contrafund. The Alger American Fund offers the following Portfolios: Alger American Balanced and Alger American Leveraged AllCap. The MFS Trust offers the following Portfolios or series in connection with this Policy: MFS Utilities, MFS Global Governments, and MFS New Discovery. The Universal Institutional Funds offers the following Portfolios in connection with the Policy: Emerging Markets Equity, Global Equity, International Magnum, Asian Equity, and U.S. Real Estate. In this prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corresponding Portfolio.


PREMIUM PAYMENT - An amount paid to purchase a Policy or to increase the investment in the Policy.

QUALIFIED POLICIES - Policies owned inside certain qualified plans, as defined under applicable tax laws, such as IRAs and Pension Trusts.

SEPARATE ACCOUNT VA-2 - Ameritas Variable Life Insurance Company Separate Account VA-2, an account established by AVLIC to receive and invest premiums paid under the Policy. Assets in Separate Account VA-2 are segregated from the general assets of AVLIC.

SUBACCOUNT - A subdivision of Separate Account VA-2 which invests in the shares of a specified Portfolio of the Funds.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of trading on the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of trading on the NYSE on the next succeeding Valuation Date.

                                   ANNUITY II

FEE TABLE

The following illustrates the expenses you will bear as Owner, excluding possible state premium taxes. For a complete discussion of expenses, see the section on Charges and Deductions, and the Funds' prospectuses.


POLICY OWNER TRANSACTION EXPENSES


     Sales Load Imposed on Purchases ........................................ 0%
     Contingent Deferred Sales Charge - on premiums paid only (Maximum) ... 6.0%

        YEAR            %
 1...................    6
 2...................    6
 3...................    6
 4...................    5

        YEAR            %
 5...................    4
 6...................    3
 7...................    2
 8+..................    0

     Surrender Fees ......................................................... 0%
     Exchange Fee ........................................................... 0%

     Transfer Fee (after 15 free transfers per Policy Year) ................ $10


     ANNUAL POLICY FEE (up to $50, currently $36, $30 in North Dakota, may be reduced or eliminated) ......................................... $36

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)
     Mortality and Expense Risk Fees ..................................... 1.25%
     Daily Administrative Fee (as a percentage of average account value) .............................................................. 0.20%
     (See the section on Charges and Deductions.)
     Total Separate Account Annual Expenses .............................. 1.45%

                                   ANNUITY II

FUND EXPENSE SUMMARY
Fee information about the Funds was provided to AVLIC by the Funds. AVLIC has not independently verified such information.

Unless noted otherwise, the amount of expenses borne by each Portfolio for the fiscal year ended December 31, 1999, was as follows:


                                                                                               TOTAL
                                                                                            (Reflecting
                                    INVESTMENT                                            waivers and/or
                                    ADVISORY &     OTHER                 WAIVERS AND/OR   REIMBURSEMENTS,
            PORTFOLIO               MANAGEMENT   EXPENSES        TOTAL   REIMBURSEMENTS       IF ANY)
            ---------               ----------   ---------       -----   --------------   ---------------
AMERITAS PORTFOLIOS(1)
Ameritas Money Market                 0.25%       0.08%          0.33%       0.05%             0.28%
Ameritas Index 500                    0.29%       0.11%          0.40%       0.10%             0.30%
Ameritas Growth                       0.80%       0.10%          0.90%       0.09%             0.81%
Ameritas Income & Growth              0.675%      0.115%         0.79%       0.09%             0.70%
Ameritas Small Capitalization         0.90%       0.10%          1.00%       0.08%             0.92%
Ameritas MidCap Growth                0.85%       0.12%          0.97%       0.11%             0.86%
Ameritas Emerging Growth              0.80%       0.18%          0.98%       0.11%             0.87%
Ameritas Research                     0.80%       0.62%          1.42%       0.54%             0.88%
Ameritas Growth With Income           0.80%       0.46%          1.26%       0.36%             0.90%
CVS SOCIAL PORTFOLIOS
CVS Social Small Cap Growth           1.00%       0.58%(2)       1.58%          --             1.58%
CVS Social Mid Cap Growth             0.90%       0.21%(2)       1.11%          --             1.11%
CVS Social International Equity       1.10%       0.50%(2)       1.60%(3)        --            1.60%
CVS Social Balanced Portfolio         0.70%       0.19%(2)       0.89%          --             0.89%
FIDELITY PORTFOLIOS
VIP Equity-Income                     0.48%       0.09%          0.57%       0.01%             0.56%(4)
VIP Growth                            0.58%       0.08%          0.66%       0.01%             0.65%(4)
VIP High Income                       0.58%       0.11%          0.69%          --             0.69%
VIP Overseas                          0.73%       0.18%          0.91%       0.04%             0.87%(4)
VIP II Asset Manager                  0.53%       0.10%          0.63%       0.01%             0.62%(4)
VIP II Investment Grade Bond          0.43%       0.11%          0.54%          --             0.54%
VIP II Asset Manager: Growth          0.58%       0.13%          0.71%       0.01%             0.70%(4)
VIP II Contrafund                     0.58%       0.09%          0.67%       0.04%             0.65%(4)
ALGER AMERICAN FUND(5)
Balanced                              0.75%       0.18%          0.93%          --             0.93%
Leveraged AllCap                      0.85%       0.08%          0.93%          --             0.93%
MFS TRUST
Utilities                             0.75%       0.16%(6)       0.91%          --             0.91%
Global Governments                    0.75%       0.30%(6)       1.05%       0.14%             0.91%(7)
New Discovery                         0.90%       1.59%(6)       2.49%       1.42%             1.07%(7)
UNIVERSAL INSTITUTIONAL FUNDS
Emerging Markets Equity               1.25%       1.37%          2.62%       0.83%             1.79%(8)
Global Equity                         0.80%       0.68%          1.48%       0.33%             1.15%(8)
International Magnum                  0.80%       0.87%          1.67%       0.51%             1.16%(8)
Asian Equity                          0.80%       2.23%          3.03%       1.76%             1.27%(8)
U.S. Real Estate                      0.80%       1.10%          1.90%       0.80%             1.10%(8)


---------------

(1) The Portfolio's aggregate expenses are limited for a period of one year following November 1, 1999 (October 29, 1999 for Ameritas Money Market). Following this one year period, expenses of the Ameritas Portfolios will not be permitted to exceed an expense ratio which is .10% greater than the prior expense ratio of the corresponding replaced fund, unless an amendment to the investment advisory contract is approved modifying or eliminating the expense guarantee. Total expenses have been restated to reflect the above.



(2) "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be as follows:



    CVS Social Small Cap Growth                                 1.15%
    CVS Social Mid Cap Growth                                   1.02%
    CVS Social International Equity                             1.50%
    CVS Social Balanced Portfolio                               0.86%



(3) Total expenses have been restated to reflect expenses expected to be incurred in 2000.


                                   ANNUITY II

(4) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, through arrangements with certain Funds, or Fidelity on behalf of certain Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable Fund's expenses. Including these reductions, the total operating expenses presented in the table would have been:



    VIP Equity-Income                                           0.57%
    VIP Growth                                                  0.66%
    VIP Overseas                                                0.91%
    VIP II Asset Manager                                        0.63%
    VIP II Asset Manager: Growth                                0.71%
    VIP II Contrafund                                           0.67%



(5) Fred Alger Management, Inc. ("Alger Management") has agreed to reimburse the portfolios to the extent that the aggregate annual expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed respectively: Alger American Balanced, 1.25%, and Alger American Leveraged AllCap, 1.50%. Included in "Other Expenses" of Leveraged AllCap is 0.01% of interest expense.



(6) Each MFS Trust series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the series' expenses). "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual expenses of the series. Had these reductions been taken into account, "Total (reflecting waivers and/or reimbursements, if any)" would be lower and would equal 0.90% for Utilities Series and Global Governments Series and 1.05% for New Discovery Series.



(7) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Global Governments Series and New Discovery Series such that the each series "Other Expenses" (after taking into account the expense offset arrangement described at (4), above) do not exceed 0.15% of the average daily net assets of the series during the current fiscal year. Utilities Series has no such limitation. These contracted fee arrangements will continue until at least May 1, 2001, unless changed with the consent of the board of trustees which oversees the series.



(8) The Portfolios' investment adviser has voluntarily agreed to reduce its management fee and/or reimburse each Portfolio so that total annual operating expenses for each Universal Institutional Funds ("UIF") Portfolio will not exceed:



    UIF Emerging Markets Equity Portfolio                       1.75%
    UIF Global Equity Portfolio                                 1.15%
    UIF International Magnum Portfolio                          1.15%
    UIF Asian Equity Portfolio                                  1.20%
    UIF U.S. Real Estate Portfolio                              1.10%


     The investment adviser reserves the right to terminate any waiver and/or reimbursement at any time and without notice.

     In determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a Portfolio, if any, certain investment related expenses, such as foreign country tax expense and interest expense on borrowing are excluded from annual operating expenses. If these expenses were incurred, the Portfolios' total expenses after voluntary fee waivers and/or expense reimbursements could exceed the expense ratios shown above.


     For the year ended December 31, 1999, after giving effect to the above voluntary management fee waiver and/or expense reimbursement, the total expenses for each Portfolio, including certain investment related expenses, were as stated in the table.


Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

                                   ANNUITY II

EXAMPLE: If you surrender your contract at the end of the applicable time period you would pay the following expenses on a hypothetical $1,000 allocation to each Portfolio, assuming a 5% annual return on assets. The example reflects expenses of Separate Account VA-2 and the Portfolio, but does not reflect premium taxes which may apply.

                                                               1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                               ------      -------      -------      --------
AMERITAS PORTFOLIOS
Ameritas Money Market                                           $76         $110         $127          $188
Ameritas Index 500                                              $77         $111         $128          $191
Ameritas Growth                                                 $82         $127         $154          $245
Ameritas Income & Growth                                        $81         $123         $148          $233
Ameritas Small Capitalization                                   $83         $130         $160          $256
Ameritas MidCap Growth                                          $82         $128         $157          $250
Ameritas Emerging Growth                                        $82         $128         $157          $251
Ameritas Research                                               $82         $129         $158          $252
Ameritas Growth With Income                                     $83         $129         $159          $254
CVS SOCIAL PORTFOLIOS
CVS Social Small Cap Growth                                     $89         $150         $192          $321
CVS Social Mid Cap Growth                                       $84         $133         $165          $266
CVS Social International Equity                                 $89         $147         $189          $313
CVS Social Balanced                                             $82         $128         $157          $250
FIDELITY PORTFOLIOS
VIP Equity-Income                                               $79         $119         $141          $218
VIP Growth                                                      $80         $122         $146          $228
VIP High Income                                                 $80         $123         $148          $232
VIP Overseas                                                    $82         $128         $157          $251
VIP II Asset Manager                                            $80         $121         $144          $225
VIP II Investment Grade Bond                                    $79         $118         $140          $216
VIP II Asset Manager: Growth                                    $81         $123         $148          $233
VIP II Contrafund                                               $80         $122         $146          $228
ALGER AMERICAN FUND
Alger American Balanced                                         $83         $130         $160          $257
Alger American Leveraged AllCap                                 $83         $130         $160          $257
MFS TRUST
MFS Utilities                                                   $83         $130         $159          $255
MFS Global Governments                                          $83         $130         $159          $255
MFS New Discovery                                               $84         $134         $167          $271
UNIVERSAL INSTITUTIONAL FUNDS
UIF Emerging Markets Equity                                     $91         $155         $201          $337
UIF Global Equity                                               $85         $137         $171          $279
UIF International Magnum                                        $85         $137         $171          $279
UIF Asian Equity                                                $86         $138         $174          $284
UIF U.S. Real Estate                                            $85         $135         $169          $274

                                   ANNUITY II

EXAMPLE: If you annuitize your contract at the end of the applicable time period you would pay the following expenses on a hypothetical $1,000 allocation to each Portfolio, assuming a 5% annual return on assets. The example reflects expenses of Separate Account VA-2 and the Portfolio, but does not reflect premium taxes which may apply.

                                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                             ------      -------      -------      --------
AMERITAS PORTFOLIOS                                           $76         $ 50         $ 87          $188
Ameritas Money Market                                         $77         $ 51         $ 88          $191
Ameritas Index 500                                            $82         $ 67         $114          $245
Ameritas Growth                                               $81         $ 63         $108          $233
Ameritas Income & Growth                                      $83         $ 70         $120          $256
Ameritas Small Capitalization                                 $82         $ 68         $117          $250
Ameritas MidCap Growth                                        $82         $ 68         $117          $251
Ameritas Emerging Growth                                      $82         $ 69         $118          $252
Ameritas Research                                             $83         $ 69         $119          $254
Ameritas Growth With Income                                   $84         $134         $163          $252
CVS SOCIAL PORTFOLIOS                                         $89         $ 90         $152          $321
CVS Social Small Cap Growth                                   $84         $ 73         $125          $266
CVS Social Mid Cap Growth                                     $89         $ 87         $149          $313
CVS Social International Equity                               $82         $ 68         $117          $250
CVS Social Balanced                                           $76         $107         $120          $158
FIDELITY PORTFOLIOS                                           $79         $ 59         $101          $218
VIP Equity-Income                                             $80         $ 62         $106          $228
VIP Growth                                                    $80         $ 63         $108          $232
VIP High Income                                               $82         $ 68         $117          $251
VIP Overseas                                                  $80         $ 61         $104          $225
VIP II Asset Manager                                          $79         $ 58         $100          $216
VIP II Investment Grade Bond                                  $81         $ 63         $108          $233
VIP II Asset Manager: Growth                                  $80         $ 62         $106          $228
VIP II Contrafund                                             $82         $127         $153          $229
ALGER AMERICAN FUND                                           $83         $ 70         $120          $257
Alger American Balanced                                       $83         $ 70         $120          $257
Alger American Leveraged AllCap                               $85         $136         $167          $260
MFS TRUST                                                     $83         $ 70         $119          $255
MFS Utilities                                                 $83         $ 70         $119          $255
MFS Global Governments                                        $84         $ 74         $127          $271
MFS New Discovery                                             $87         $141         $176          $279
UNIVERSAL INSTITUTIONAL FUNDS                                 $91         $ 95         $161          $337
UIF Emerging Markets Equity                                   $85         $ 77         $131          $279
UIF Global Equity                                             $85         $ 77         $131          $279
UIF International Magnum                                      $86         $ 78         $134          $284
UIF Asian Equity                                              $85         $ 75         $129          $274
UIF U.S. Real Estate                                          $86         $140         $174          $274

                                   ANNUITY II

EXAMPLE: If you do not surrender your contract at the end of the applicable time period you would pay the expenses on a hypothetical $1,000 allocation to each Portfolio, assuming a 5% annual return on assets. The example reflects expenses of Separate Account VA-2 and the Portfolio, but does not reflect premium taxes which may apply.

                                                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                             ------      -------      -------      --------
AMERITAS PORTFOLIOS                                           $16         $ 50         $ 87          $188
Ameritas Money Market                                         $17         $ 51         $ 88          $191
Ameritas Index 500                                            $22         $ 67         $114          $245
Ameritas Growth                                               $21         $ 63         $108          $233
Ameritas Income & Growth                                      $23         $ 70         $120          $256
Ameritas Small Capitalization                                 $22         $ 68         $117          $250
Ameritas MidCap Growth                                        $22         $ 68         $117          $251
Ameritas Emerging Growth                                      $22         $ 69         $118          $252
Ameritas Research                                             $23         $ 69         $119          $254
Ameritas Growth With Income                                   $84         $134         $163          $252
CVS SOCIAL PORTFOLIOS                                         $29         $ 90         $152          $321
CVS Social Small Cap Growth                                   $24         $ 73         $125          $266
CVS Social Mid Cap Growth                                     $29         $ 87         $149          $313
CVS Social International Equity                               $22         $ 68         $117          $250
CVS Social Balanced                                           $76         $107         $120          $158
FIDELITY PORTFOLIOS                                           $19         $ 59         $101          $218
VIP Equity-Income                                             $20         $ 62         $106          $228
VIP Growth                                                    $20         $ 63         $108          $232
VIP High Income                                               $22         $ 68         $117          $251
VIP Overseas                                                  $20         $ 61         $104          $225
VIP II Asset Manager                                          $19         $ 58         $100          $216
VIP II Investment Grade Bond                                  $21         $ 63         $108          $233
VIP II Asset Manager: Growth                                  $20         $ 62         $106          $228
VIP II Contrafund                                             $82         $127         $153          $229
ALGER AMERICAN FUND                                           $23         $ 70         $120          $257
Alger American Balanced                                       $23         $ 70         $120          $257
Alger American Leveraged AllCap                               $85         $136         $167          $260
MFS TRUST                                                     $23         $ 70         $119          $255
MFS Utilities                                                 $23         $ 70         $119          $255
MFS Global Governments                                        $24         $ 74         $127          $271
MFS New Discovery                                             $87         $141         $176          $279
UNIVERSAL INSTITUTIONAL FUNDS                                 $31         $ 95         $161          $337
UIF Emerging Markets Equity                                   $25         $ 77         $131          $279
UIF Global Equity                                             $25         $ 77         $131          $279
UIF International Magnum                                      $26         $ 78         $134          $284
UIF Asian Equity                                              $25         $ 75         $129          $274
UIF U.S. Real Estate                                          $86         $140         $174          $274

The examples assume an average $30000 annuity investment. These examples should not be considered a representation of past or future expenses, performance or return. Actual expenses and/or returns may be greater or less than those shown. Please refer to the Funds' prospectuses for more information.

                                   ANNUITY II

QUESTIONS AND ANSWERS ABOUT THE POLICY

NOTE: This section contains brief questions and answers about the Policy. Please refer to the body of the prospectus for more detailed information. This prospectus does not describe any limits, restrictions, or penalties the Internal Revenue Code may impose on premiums, withdrawals, distributions, benefits, or other provisions of the Policy when it is a Qualified Policy. It also does not address the requirements of a particular retirement plan or endorsement of the Policy. (See the section on "Federal Tax Matters.)

1. WHAT IS THE PURPOSE OF THE POLICY?

The variable annuity Policy offered by Ameritas Variable Life Insurance Company (AVLIC) is a Policy between you, the Owner, and AVLIC, an insurance company. The Policy provides a means for investing on a tax-deferred basis in 31 investment Subaccounts and a Fixed Account of AVLIC. The Policy is intended for retirement savings or other long-term investment purposes and provides for a Death Benefit and guaranteed income options.



This Policy offers 31 Subaccounts at item 3., which are listed below. These Subaccounts are designed to offer a better return than the Fixed Account. However, this is NOT guaranteed. You can also lose your money.


The Fixed Account offers an interest rate guaranteed by the insurance company, AVLIC. This interest rate is set as declared effective for the month of issue, and is guaranteed for the remainder of the Policy Year. In subsequent Policy Years, amounts in the Fixed Account earn interest at the rate declared in the month of the last Policy anniversary. While your money is in the Fixed Account, your principal and all interest earned is guaranteed by AVLIC.


You can put money into any or all of the Subaccounts and the Fixed Account. You can transfer between Subaccounts up to 15 times a year without charge. After 15 transfers, the charge is $10 for each additional transfer. There are restrictions on the Fixed Account.


The Policy, like all deferred annuity policies, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Policy. The money you can accumulate during the accumulation phase will determine the income payments during the income phase.

2. WHAT IS AN ANNUITY AND WHAT ANNUITY OPTIONS ARE AVAILABLE?
An annuity provides for a series of periodic payments beginning on the Annuity Date. Annuity payments are based on the Net Cash Surrender Value on the Annuity Date. If you want to receive regular income from your annuity, you can choose one of five options: (1) monthly payment of interest only; (2) monthly payment for a fixed amount until depleted; (3) monthly payments for a certain period up to 20 years (as you select); (4) monthly payments for your life (assuming you are the Annuitant) that may include a guaranteed period; and (5) monthly payments for your life and for the life of another person (usually your spouse). The Annuity Income Options are fixed only. Once you begin receiving regular payments, you cannot change your payment plan.

You also have some flexibility in choosing the Annuity Date. However, without AVLIC's prior approval, payments must begin no later than the Policy anniversary nearest the Annuitant's 85th birthday (90th in Oregon). (See the sections on Annuity Date and Annuity Income Options.)

                                   ANNUITY II

3. WHAT TYPES OF INVESTMENTS UNDERLIE SEPARATE ACCOUNT VA-2? You can put your money in any or all of these Subaccounts which invest in Portfolios described in the Fund prospectuses. Depending upon market conditions, you can make or lose money in any of these Subaccounts.


                                                                     MANAGED BY
               MANAGED BY AMERITAS                               FIDELITY MANAGEMENT
                 INVESTMENT CORP.                                & RESEARCH COMPANY
               -------------------                               -------------------
  Ameritas Money Market                               VIP(1) Equity-Income
  Ameritas Index 500                                  VIP Growth
  Ameritas Growth                                     VIP High Income
  Ameritas Income & Growth                            VIP Overseas
  Ameritas Small Capitalization                       VIP II(2) Asset Manager
  Ameritas MidCap Growth                              VIP II Investment Grade Bond
  Ameritas Emerging Growth                            VIP II Asset Manager: Growth
  Ameritas Research                                   VIP II Contrafund
  Ameritas Growth With Income                         (1) Variable Insurance Products Fund
                                                      (2) Variable Insurance Products Fund II
                MANAGED BY CALVERT                                   MANAGED BY
                 ASSET MANAGEMENT                              MASSACHUSETTS FINANCIAL
                  COMPANY, INC.                                     SERVICES CO.
                ------------------                             -----------------------
  Social Small Cap Growth                             Utilities
  Social Mid Cap Growth                               Global Governments
  Social International Equity                         New Discovery
  Social Balanced
                    MANAGED BY                                       MANAGED BY
                    FRED ALGER                               MORGAN STANLEY DEAN WITTER
                 MANAGEMENT, INC.                            INVESTMENT MANAGEMENT INC.*
                 ----------------                            ---------------------------
  Alger American:                                     Emerging Markets Equity
  Balanced                                            Global Equity
  Leveraged AllCap                                    International Magnum
                                                      Asian Equity
                                                      U.S. Real Estate
                                                      * On December 1, 1998, Morgan Stanley
                                                        Asset Management Inc. changed its name
                                                        to Morgan Stanley Dean Witter
                                                        Investment Management Inc. but
                                                        continues to do business in certain
                                                        instances using the name Morgan Stanley
                                                        Asset Management.


(See the section on The Funds.)

4. HOW ARE INVESTMENTS MADE IN THE FIXED ACCOUNT?

Net Premium Payments allocated to the Fixed Account are placed in the general account of AVLIC which supports insurance and annuity obligations. Policy Owners are paid interest on the amounts placed in the Fixed Account at guaranteed rates (3.5%) or at higher "declared rates". (See the section on Fixed Account.)


5. HOW MAY I ALLOCATE THE PREMIUM PAYMENT?

On the Effective Date of the Policy, the Net Premium paid is allocated to the Money Market Subaccount. Thirteen days after the Effective Date, the Accumulation Value is allocated among the Subaccounts or Fixed Account according to the allocation instructions you designated in the application. (See the section on Allocation of Premium.)


                                   ANNUITY II

6. CAN I TRANSFER AMOUNTS?
You may make 15 transfers of the Accumulation Value among the Subaccounts and/or the Fixed Account each Policy Year without charge. We may impose a transfer charge each additional time amounts are transferred between the Subaccounts and/or the Fixed Account. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which you are invested. The maximum transfer charge is $10.00 per transfer. Transfers must be at least $250, or, if less, the entire value of the Subaccount or the Fixed Account from which the transfer is made. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a transfer is $100.00. Any amount below this minimum must be included in the amount transferred. Transfers of up to the greater of: (1) 25% of the accumulation value of the Fixed Account; (2) the amount of any transfer from the Fixed Account during the prior thirteen months; or (3) $1,000 may be made out of the Fixed Account during the 30 day period following each Policy anniversary date. (See the section on Transfers.)

7. CAN I GET TO MY MONEY IF I NEED IT?
You can take money out anytime during the accumulation phase. You can take the greater of up to 10% of your earnings each year without a charge. Withdrawals more than that may be charged up to 6% of each withdrawal. After AVLIC has had a payment for 7 years, there is no charge for withdrawal of that payment. Of course, you may also have to pay income tax and a tax penalty on any money you take out. Each payment you add to your Policy has its own 7 year withdrawal charge period.

8. WHAT ARE THE CHARGES UNDER MY POLICY?
The Policy has insurance features and investment features, and there are costs related to each.


AVLIC currently deducts a $36 Policy fee each year from your Policy. This charge is guaranteed to be no more than $50 per year. AVLIC also deducts insurance charges of 1.45% of the average daily value of your Policy. Investment charges range from .28% to 1.79% of the average daily value of the Subaccounts depending upon the Subaccount.


If you take your money out, AVLIC may assess a withdrawal charge of up to 6% of the amount you withdraw. If required by state law, AVLIC will assess a state premium tax charge at the time of premium receipt or when you make a complete withdrawal or begin receiving regular income payments. State premium tax ranges from 0% to 3.5%, depending upon the state. (See the sections on Charges and Deductions.)

9. WHAT TAXES ARE ASSOCIATED WITH MY POLICY?
Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income.


10. WHAT HAPPENS IF THE ANNUITANT DIES BEFORE THE ANNUITY DATE?

If the Annuitant dies before the Annuity Date, upon Due Proof of Death, the Death Benefit will be paid. The Death Benefit may be paid as either a lump sum cash benefit or under an Annuity Income Option. (See the section on Death of Annuitant Prior to Annuity Date.)


11. WHAT HAPPENS IF THE OWNER DIES BEFORE THE ANNUITY DATE?

If the Owner (or joint owner) dies before the Annuity Date, your entire interest in the Policy will be distributed within five years after the date of death. The Owner's Designated Beneficiary may choose to take his or her interest as an annuity. Under certain circumstances, the annuity is treated as distributed on the date distributions begin. Special rules apply where the Owner's Designated Beneficiary is the surviving spouse of the deceased Owner. (These provisions are described in greater detail in the Statement of Additional Information -- IRS Required Distributions.)

12. WHO DO I CALL IF I HAVE QUESTIONS ABOUT MY ANNUITY?

If you need more information, please contact us at Ameritas Variable Life Insurance Company, 5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska, 68501. AVLIC's telephone number is 800-745-1112 and its


                                   ANNUITY II
website address is www.overturelife.com. All inquiries should include the Policy number and the Owner's name. In addition, we will mail confirmations to you for any transactions that take place, and an annual report will be sent once each Policy Year showing the Accumulation Value in each Subaccount, and any charges, transfers or withdrawals during the year.


                                   ANNUITY II

CONDENSED FINANCIAL INFORMATION


The financial statements for AVLIC and the subaccounts of Separate Account VA-2 (as well as auditors' reports thereon) are in the Statement of Additional Information. Separate Account VA-2 also funds variable annuity contracts not offered by this prospectus which have unit values not applicable to the contracts offered by this prospectus.


ACCUMULATION UNIT VALUES
Following are the accumulation unit values for the Subaccounts for the past ten years, or since the year the Subaccount was first offered in Separate Account VA-2, if less than ten years. The number of outstanding Accumulation Units in each Subaccount are also shown for each year.


--------------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION            NUMBER OF
                                                            UNIT VALUE            ACCUMULATION
                                                              AS OF               UNITS AS OF
                        FUND                               DECEMBER 31            DECEMBER 31          YEAR
--------------------------------------------------------------------------------------------------------------
    AMERITAS PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
    Ameritas Money Market                                      1.625              57,085,135           1999
                                                               1.564              28,938,755           1998
                                                               1.502              24,152,434           1997
                                                               1.442              38,305,988           1996
                                                               1.385              41,390,848           1995
                                                               1.325              48,755,227           1994
                                                               1.286              24,394,598           1993
                                                               1.262              23,516,861           1992
                                                               1.000              15,150,911           1991
                                                               1.173              11,911,544           1990
--------------------------------------------------------------------------------------------------------------
    Ameritas Index 500                                       181.083                 319,626           1999
                                                             152.023                 324,430           1998
                                                             119.950                 305,483           1997
                                                              91.522                 136,171           1996
                                                              75.455                   8,790           1995
--------------------------------------------------------------------------------------------------------------
    Ameritas Growth                                           88.391                 848,352           1999
                                                              66.442                 966,582           1998
                                                              45.429                 898,456           1997
                                                              36.580                 999,196           1996
                                                              32.678                 743,313           1995
                                                              24.259                 641,127           1994
                                                              24.209                 166,606           1993
                                                              20.017                  61,911           1992
--------------------------------------------------------------------------------------------------------------
    Ameritas Income & Growth                                  54.194                 416,349           1999
                                                              37.914                 458,455           1998
                                                              28.997                 550,158           1997
                                                              21.541                 453,812           1996
                                                              18.224                 366,345           1995
                                                              13.654                 172,002           1994
                                                              15.073                  98,621           1993
                                                              13.831                  33,408           1992
--------------------------------------------------------------------------------------------------------------
    Ameritas Small Capitalization                             76.916                 698,431           1999
                                                              52.652                 943,846           1998
                                                              46.147               1,205,615           1997
                                                              41.950               1,182,697           1996
                                                              40.773               1,084,734           1995
                                                              28.603                 671,144           1994
                                                              30.286                 539,880           1993
                                                              27.043                 222,601           1992
--------------------------------------------------------------------------------------------------------------


                                   ANNUITY II

--------------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION            NUMBER OF
                                                            UNIT VALUE            ACCUMULATION
                                                              AS OF               UNITS AS OF
                        FUND                               DECEMBER 31            DECEMBER 31          YEAR
--------------------------------------------------------------------------------------------------------------
    Ameritas MidCap Growth                                    39.585                 678,078           1999
                                                              30.395                 783,105           1998
                                                              23.619                 918,967           1997
                                                              20.796               1,089,364           1996
                                                              18.820                 793,129           1995
                                                              13.190                 268,394           1994
                                                              13.563                  91,504           1993
--------------------------------------------------------------------------------------------------------------
    Ameritas Emerging Growth                                  37.555                 912,963           1999
                                                              21.560                 990,309           1998
                                                              16.270               1,005,468           1997
                                                              13.514                 874,037           1996
                                                              11.693                  80,882           1995
--------------------------------------------------------------------------------------------------------------
    Ameritas Research                                         23.296                 116,064           1999
                                                              19.083                 216,720           1998
                                                              15.660                  96,620           1997
--------------------------------------------------------------------------------------------------------------
    Ameritas Growth With Income                               21.139                 363,745           1999
                                                              20.186                 603,497           1998
                                                              16.709                 524,597           1997
--------------------------------------------------------------------------------------------------------------
  CVS SOCIAL PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
    CVS Social Small Cap                                          --                      --           1999
--------------------------------------------------------------------------------------------------------------
    CVS Social Mid Cap Growth                                     --                      --           1999
--------------------------------------------------------------------------------------------------------------
    CVS Social International Equity                               --                      --           1999
--------------------------------------------------------------------------------------------------------------
    CVS Social Balanced                                           --                      --           1999
--------------------------------------------------------------------------------------------------------------
  FIDELITY PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
    VIP Equity-Income                                         44.818               2,423,288           1999
                                                              42.680               3,080,099           1998
                                                              38.716               3,708,458           1997
                                                              30.599               4,006,000           1996
                                                              27.112               4,341,951           1995
                                                              20.322               2,332,200           1994
                                                              19.217               1,692,368           1993
                                                              16.460               1,090,217           1992
                                                              11.850                 873,089           1991
                                                              10.971                 536,146           1990
--------------------------------------------------------------------------------------------------------------
  VIP Growth                                                  83.643               1,749,637           1999
  (As of October 23, 1987, the inception date of              61.617               2,120,046           1998
  Separate Account VA-2, the accumulation unit                44.724               2,415,265           1997
  value of this Subaccount was 9.840.)                        36.673               2,841,801           1996
                                                              32.375               2,680,504           1995
                                                              24.207               2,448,226           1994
                                                              24.517               1,930,905           1993
                                                              20.795               1,058,120           1992
                                                              18.510                 832,636           1991
                                                              13.399                 344,241           1990
--------------------------------------------------------------------------------------------------------------


                                   ANNUITY II

--------------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION            NUMBER OF
                                                            UNIT VALUE            ACCUMULATION
                                                              AS OF               UNITS AS OF
                        FUND                               DECEMBER 31            DECEMBER 31          YEAR
--------------------------------------------------------------------------------------------------------------
  VIP High Income                                             28.921                 766,164           1999
  (As of October 23, 1987, the inception date of              27.076               1,413,794           1998
  Separate Account VA-2, the accumulation unit                28.657               1,704,372           1997
  value of this Subaccount was 9.500.)                        24.658               1,983,835           1996
                                                              21.896               1,638,821           1995
                                                              18.414               1,076,077           1994
                                                              18.938                 780,485           1993
                                                              15.910                 404,678           1992
                                                               9.550                 429,942           1991
                                                               9.797                  75,439           1990
--------------------------------------------------------------------------------------------------------------
  VIP Overseas                                                32.780               1,394,315           1999
  (As of October 23, 1987, the inception date of              23.268               1,988,829           1998
  Separate Account VA-2, the accumulation unit                20.895               2,281,007           1997
  value of this Subaccount was 9.240.)                        18.967               2,676,510           1996
                                                              16.964               2,693,065           1995
                                                              15.674               2,050,430           1994
                                                              15.601               1,680,013           1993
                                                              11.507                 452,258           1992
                                                              13.100                 261,860           1991
                                                              12.216                 214,204           1990
--------------------------------------------------------------------------------------------------------------
    VIP II Asset Manager                                      30.316               3,750,030           1999
                                                              27.631               4,582,165           1998
                                                              24.317               5,404,448           1997
                                                              20.407               5,829,762           1996
                                                              18.030               6,384,770           1995
                                                              15.609               7,758,786           1994
                                                              16.830               5,540,620           1993
                                                              14.076               2,461,567           1992
                                                              12.550               1,037,391           1991
                                                              10.523                 187,701           1990
--------------------------------------------------------------------------------------------------------------
  VIP II Investment Grade Bond                                16.805               2,008,998           1999
                                                              17.196               2,222,622           1998
                                                              15.996               1,667,451           1997
                                                              14.851               1,649,737           1996
                                                              14.574               1,584,105           1995
                                                              12.577               1,185,302           1994
                                                              13.232               1,220,611           1993
                                                              12.074                 799,187           1992
                                                              11.080                 151,045           1991
--------------------------------------------------------------------------------------------------------------
  VIP II Asset Manager: Growth                                23.733                 267,769           1999
                                                              20.849                 249,812           1998
                                                              17.955                 494,528           1997
                                                              14.536                 131,061           1996
                                                              12.270                  18,219           1995
--------------------------------------------------------------------------------------------------------------
  VIP II Contrafund                                           32.176               1,139,099           1999
                                                              26.218               1,222,512           1998
                                                              20.423               1,204,533           1997
                                                              16.657               1,297,694           1996
                                                              13.903                 179,239           1995
--------------------------------------------------------------------------------------------------------------


                                   ANNUITY II

--------------------------------------------------------------------------------------------------------------
                                                           ACCUMULATION            NUMBER OF
                                                            UNIT VALUE            ACCUMULATION
                                                              AS OF               UNITS AS OF
                        FUND                               DECEMBER 31            DECEMBER 31          YEAR
--------------------------------------------------------------------------------------------------------------
  ALGER AMERICAN FUND
--------------------------------------------------------------------------------------------------------------
    Balanced                                                  29.480                 352,831           1999
                                                              23.099                 294,670           1998
                                                              17.783                 249,403           1997
                                                              15.028                 268,181           1996
                                                              13.813                 182,891           1995
                                                              10.872                  94,787           1994
                                                              11.499                  34,687           1993
--------------------------------------------------------------------------------------------------------------
    Leveraged AllCap                                          62.252                 337,218           1999
                                                              35.389                 189,594           1998
                                                              22.702                 152,026           1997
                                                              19.207                 188,702           1996
                                                              17.358                  59,365           1995
--------------------------------------------------------------------------------------------------------------
  MFS TRUST
--------------------------------------------------------------------------------------------------------------
    Utilities                                                 30.612                 326,970           1999
                                                              23.693                 317,249           1998
                                                              20.319                 284,051           1997
                                                              15.620                 191,935           1996
                                                              13.345                  40,557           1995
--------------------------------------------------------------------------------------------------------------
    Global Governments                                        11.511                  58,409           1999
                                                              11.955                 116,776           1998
                                                              11.218                  79,453           1997
                                                              11.489                  68,811           1996
                                                              11.184                  15,780           1995
--------------------------------------------------------------------------------------------------------------
    New Discovery                                             17.562                  11,137           1999
                                                                  --                      --           1998
--------------------------------------------------------------------------------------------------------------
  UNIVERSAL INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------------------------------------
    Emerging Markets Equity                                   14.078                 264,210           1999
                                                               7.283                 109,949           1998
                                                               9.728                 122,627           1997
--------------------------------------------------------------------------------------------------------------
    Global Equity                                             13.717                 164,992           1999
                                                              13.342                 137,877           1998
                                                              11.905                  67,151           1997
--------------------------------------------------------------------------------------------------------------
    International Magnum                                      14.162                 151,069           1999
                                                              11.454                 190,549           1998
                                                              10.642                 162,450           1997
--------------------------------------------------------------------------------------------------------------
    Asian Equity                                               9.191                 411,269           1999
                                                               5.175                 101,177           1998
                                                               5.602                 118,538           1997
--------------------------------------------------------------------------------------------------------------
    U.S. Real Estate                                          10.024                  60,167           1999
                                                              10.302                  66,675           1998
                                                              11.702                 134,737           1997


PERFORMANCE DATA

Separate Account VA-2 may advertise certain information regarding the performance of the Subaccounts. Performance data may be advertised as average annual total return and/or cumulative total return. The Money Market Subaccount may advertise yield and/or effective yield. The yield figures are based on historical earnings and are not intended to indicate future performance. Other Subaccounts may advertise current yield. Details on how performance measures are calculated for the Subaccounts are found in the Statement of Additional Information. Performance advertising will reflect the mortality and expense risk charge, the daily administrative fee, the annual Policy fee and Fund expense charges.

                                   ANNUITY II

YEAR 2000


Like other insurance companies and their separate accounts, AVLIC and Separate Account VA-2 could be adversely affected if the computer systems they rely upon do not properly process date-related information and data involving the years 2000 and after. This issue arose because both mainframe and PC-based computer hardware and software have traditionally used two digits to identify the year. For example, the year 1998 is input, stored and calculated as "98." Similarly, the year 2000 would be input, stored and calculated as "00." If computers assume this means 1900, it could cause errors in calculations, comparisons, and other computing functions.


Like all insurance companies, AVLIC makes extensive use of dates and date calculations. We began a corporate-wide Year 2000 (Y2K) project in mid-1996. Our goal is to ensure that our computer systems continue to operate smoothly with no service disruptions before, during or after the year 2000.


As of April 15, 2000, AVLIC has experienced no known Y2K problems. All of our computer application and operating systems had been updated for the year 2000 by December 31, 1998. Continuous testing and monitoring throughout 1999 helped AVLIC continue to meet our contractual and service obligations to our customers. In addition to our internal efforts, AVLIC is working closely with vendors and other business partners to confirm that they too are addressing Y2K issues on a timely basis. We believe that we are Y2K - compliant; however, in the event we or our service providers, vendors, financial institutions or others with which we conduct business, fail to be Y2K - compliant, there would be a materially adverse effect on us. Certain vendors and/or business partners, due to their exposure to foreign markets, may face additional Y2K issues. Please see the Funds' prospectuses for information on the Funds' preparedness for Y2K.


AVLIC, THE SEPARATE ACCOUNT AND THE FUNDS

AMERITAS VARIABLE LIFE INSURANCE COMPANY

Ameritas Variable Life Insurance Company ("AVLIC") is a stock life insurance company organized in the State of Nebraska. AVLIC was incorporated on June 22, 1983 and commenced business December 29, 1983. AVLIC is currently licensed to sell life insurance in 47 states and the District of Columbia.


AVLIC is a wholly owned subsidiary of AMAL Corporation, a Nebraska stock company. AMAL Corporation is a joint venture of Ameritas Life Insurance Corp. (Ameritas Life), a Nebraska stock life insurance company, which owns a majority interest in AMAL Corporation; and AmerUs Life Insurance Company ("AmerUs Life"), an Iowa stock life insurance company, which owns a minority interest in AMAL Corporation. The Home Offices of both AVLIC and Ameritas Life are at 5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501. Owner inquiries can be sent to this address, or may be made by calling 1-800-745-1112. All inquiries should include the Policy number and the Owner's name.

On April 1, 1996 Ameritas Life consummated an agreement with AmerUs Life whereby AVLIC became a wholly owned subsidiary of a newly formed holding company, AMAL Corporation. Under terms of the agreement the AMAL Corporation is 66% owned by Ameritas Life and 34% owned by AmerUs Life. AmerUs Life has options to purchase an additional interest in AMAL Corporation if certain conditions are met.


Ameritas Life and its subsidiaries had total assets at December 31, 1999 of over $4.8 billion. AmerUs Life had total assets as of December 31, 1999 of over $10.7 billion.


AVLIC has a rating of A (Excellent) for financial strength and operating performance from A.M. Best Company, a firm that analyzes insurance carriers. This is the third highest of Best's 15 categories. AVLIC is rated AA (Very Strong) for insurer financial strength from Standard & Poor's. This is the third highest of Standard & Poor's 21 ratings. Ameritas Life enjoys a long standing A+ (Superior) rating from A.M. Best, the second highest of Best's ratings.

Ameritas Life, AmerUs Life and AMAL Corporation guarantee the obligations of AVLIC. This guarantee will continue until AVLIC is recognized by a national rating agency as having a financial rating equal to or greater than Ameritas Life, or until AVLIC is acquired by another insurance company which has a financial rating by a national rating agency equal to or greater than Ameritas Life and which agrees to

                                   ANNUITY II
assume the guarantee. AmerUs Life will be relieved of its obligations under the guarantee if it sells its interest in AMAL Corporation to another insurance company which has a financial rating by a national rating agency equal to or greater than that of AmerUs Life, and the purchaser assumes the guarantee.

Ameritas Investment Corp., the principal underwriter of the Policies, may publish in advertisements and reports to the Owners, the ratings and other information assigned to Ameritas Life and AVLIC by one or more independent rating services. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AVLIC. The ratings do not relate to the performance of Separate Account VA-2. Published material may also include charts and other information concerning asset allocation, dollar cost averaging, Portfolio rebalancing, diversification, earnings sweep, tax deference, long term market trends, index performance and other investment methods and programs. AVLIC may also publish information concerning the objectives, policies, and risk level of the Portfolios.

THE SEPARATE ACCOUNT
Ameritas Variable Life Insurance Company Separate Account VA-2 ("Separate Account VA-2") was established under Nebraska law on May 28, 1987 to receive and invest premiums paid under the Policy. Assets of Separate Account VA-2 are held separately from all other assets of AVLIC and are not chargeable with liabilities from any other business AVLIC may conduct. Income, gains, or losses of Separate Account VA-2 are credited without regard to other income, gains, or losses of AVLIC.

Separate Account VA-2 purchases and redeems shares from the Portfolios at the net asset value. Shares are redeemed for AVLIC to pay withdrawals and surrenders, collect charges, and make Policy loans or transfer assets from one Portfolio to another, or to the Fixed Account, as requested by the Owner. Any dividend or capital gain distribution is automatically reinvested in the corresponding Subaccount.

All obligations arising under the Policies are liabilities of AVLIC. AVLIC will always keep assets in Separate Account VA-2 with a total market value at least equal to the reserve and other contract liabilities of Separate Account VA-2. To the extent assets in Separate Account VA-2 exceed AVLIC's liabilities in Separate Account VA-2, AVLIC may withdraw excess assets to cover general account obligations.

Separate Account VA-2 is a unit investment trust registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). This does not involve any SEC supervision of the management or investment policies or practices of Separate Account VA-2.

THE FUNDS

Each Fund is registered with the SEC under the 1940 Act as an open-ended management investment company or a series thereof. There are currently 31 Subaccounts within Separate Account VA-2, each investing only in a corresponding Portfolio of the Funds.


The assets of each Portfolio of the Funds are held separate from the assets of the other Portfolios. Thus, each Portfolio operates as a separate investment Portfolio, and the income or losses of one Portfolio generally do not affect the investment performance of any other Portfolio.

There is no assurance that any Portfolio will achieve its investment objectives. More detailed information, including a description of investment risks, investment advisory services, total expenses and charges is in the prospectuses of the Funds, which are available without charge by calling AVLIC. These prospectuses should be read in conjunction with this prospectus, and retained. All underlying Fund information, including Fund prospectuses, has been provided to AVLIC by the Funds. AVLIC has not independently verified this information.

The investments in the Portfolios may be managed by Portfolio managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

You should periodically reconsider your allocation among the Portfolios in light of current market conditions and the investment risks attendant to investing in the Portfolios.

                                   ANNUITY II

The Funds may be available for variable annuity or variable life insurance contracts of various insurance companies. Though unlikely, there is a possibility that a material conflict could arise between the interests of Separate Account VA-2 and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing separate accounts from the Funds, to resolve the matter. See the prospectuses of the Funds for more information.

The eligible Portfolios of the Funds, along with their investment advisers; are listed in the following table:


                   FUND                        INVESTMENT ADVISERS                   ELIGIBLE PORTFOLIOS
                   ----                        -------------------                   -------------------
       Ameritas Portfolios          Ameritas Investment Corp.                  Ameritas Money Market
                                                                               Ameritas Index 500
                                                                               Ameritas Growth
                                                                               Ameritas Income & Growth
                                                                               Ameritas Small Capitalization
                                                                               Ameritas MidCap Growth
                                                                               Ameritas Emerging Growth
                                                                               Ameritas Research
                                                                               Ameritas Growth With Income
       CVS Social Portfolios        Calvert Asset Management Company, Inc.     CVS Social Small Cap Growth
                                                                               CVS Social Mid Cap Growth
                                                                               CVS Social International Equity
                                                                               CVS Social Balanced
       Fidelity Portfolios          Fidelity Management and Research Company   VIP Equity-Income
                                                                               VIP Growth
                                                                               VIP High Income
                                                                               VIP Overseas
                                                                               VIP II Asset Manager
                                                                               VIP II Investment Grade Bond
                                                                               VIP II Asset Manager: Growth
                                                                               VIP II Contrafund
       Alger American Fund          Fred Alger Management, Inc.                Alger American Balanced
                                                                               Alger American Leveraged
       AllCap
       MFS Trust                    Massachusetts Financial Services Company   Utilities
                                                                               Global Governments
                                                                               New Discovery
       Universal Institutional      Morgan Stanley Asset Management            Emerging Markets Equity
       Funds                                                                   Global Equity
                                                                               International Magnum
                                                                               Asian Equity
                                                                               U.S. Real Estate


                                   ANNUITY II

Each of the Funds, other than the Ameritas Portfolios and CVS Social Portfolios, is managed by an investment advisory organization that is not affiliated with AVLIC. The Ameritas Portfolios are managed by AIC, an AVLIC affiliate, and subadvised as follows:



Ameritas Money Market                         Calvert Asset Management Company, Inc.
Ameritas Index 500                            State Street Global Advisors
Ameritas Growth                               Fred Alger Management, Inc. ("Alger Management")
Ameritas Income & Growth                      Alger Management
Ameritas Small Capitalization                 Alger Management
Ameritas MidCap Growth                        Alger Management
Ameritas Emerging Growth                      Massachusetts Financial Services Company ("MFS")
Ameritas Research                             MFS
Ameritas Growth With Income                   MFS



CVS Social Portfolios are managed by Calvert Asset Management Company, Inc., which is also an affiliate of AVLIC. Certain administrative services are provided by other Calvert entities, which are also affiliates of AVLIC.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
AVLIC reserves the right, subject to applicable law, to add, delete, combine, or substitute investments in Separate Account VA-2 if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Portfolio's objectives or restrictions, or for some other reason. AVLIC may operate Separate Account VA-2 as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AVLIC separate accounts. AVLIC may also transfer the assets of Separate Account VA-2 to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

If any changes are made, AVLIC may, by appropriate endorsement, change the Policy to reflect the changes. In addition, AVLIC may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have voting rights as to Separate Account VA-2. AVLIC will determine the basis for making any new Subaccounts available to existing Owners.

You will be notified of any material change in the investment policy of any Portfolio in which you have an interest.

THE FIXED ACCOUNT

You may allocate all or a portion of your Premium Payments and make transfers to the Fixed Account. Amounts in the Fixed Account earn a fixed rate of interest guaranteed by AVLIC never to be less than 3.5%. AVLIC may, at its discretion, set a higher interest rate. The Fixed Account is not available to Oregon Policy Owners.

Each month AVLIC will establish the declared rate for the Policies with a Policy Date or Policy anniversary date in that month. Interest will be credited on the amounts transferred or allocated to the Fixed Accounts at the declared rate effective for the month of issue. The declared rate is guaranteed for the remainder of the Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy anniversary. Declared interest rates may increase or decrease from previous periods.

Amounts allocated to the Fixed Account or transferred from Separate Account VA-2 to the Fixed Account are placed in the general account of AVLIC, which supports insurance and annuity obligations. The general account includes all of AVLIC's assets, except those assets segregated in the separate accounts. AVLIC has the sole discretion to invest the assets of the general account, subject to applicable law. AVLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Owner bears the investment risk that the declared interest rate described above may fall to a lower rate after the expiration of a declared rate period.

Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 nor is the general account registered as an investment company under the

                                   ANNUITY II

Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. We understand that the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the contract; however, disclosures regarding the Fixed Account portion of the contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made.

THE POLICY

The Policy is a variable annuity contract issued by AVLIC. The rights and benefits of the Policy are described below and in the Policy. The Policy controls the rights and benefits you have. AVLIC reserves the right to make any modification to conform the Policy to, or to give you the benefit of, any changes in the law. If necessary, AVLIC will provide notice of such modifications to, and receive approval from, the Securities and Exchange Commission and/or state insurance authorities. You will be notified of any material modification to the Policy.

The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased in connection with certain plans qualifying for favorable federal income tax treatment ("Qualified Policy").

CONTROL OF POLICY
The Owner is the person or entity named as such in the application or subsequent written changes shown in AVLIC's records. While living, the Owner has the sole right to receive all benefits and exercise all rights granted by the Policy or AVLIC. The Owner may name both primary and contingent beneficiaries. Subject to the rights of any irrevocable beneficiary and any assignee of record, all rights, options, and privileges belong to the Owner, if living; otherwise to the Owner's Designated Beneficiary, if living; otherwise to the estate of the last Owner to die.

POLICY APPLICATION AND PREMIUM PAYMENT
Individuals wishing to purchase a Policy should send a complete application and initial premium to AVLIC's Home Office (5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501). The application to purchase a Nonqualified Policy must be submitted with an initial Premium Payment of not less than $2,000 unless other provisions for payment of the $2,000 premium are made. An application to purchase an annuity in a qualified plan may be submitted with initial monthly premiums of as little as $50 in periodic payment plans providing for $600 in premiums per year. Acceptance is subject to AVLIC's underwriting rules, and AVLIC reserves the right to reject any application for any reason.

After the Policy is issued, an Owner of a Policy in a non-qualified plan may make additional Premium Payments of $500 or more. Smaller Premium Payments may be accepted on Bank-O-Matic in tax-qualified plans or at AVLIC's discretion. Total premiums may not exceed $1,000,000 for either a single Policy or for multiple AVLIC annuity policies having the same Annuitant.

If the application and initial Premium Payment can be accepted in the form received, the initial Premium Payment will be applied to purchase the Policy within two business days from the date the premium was received. The date the initial premium is applied to purchase the Policy is the Effective Date.

If an incomplete application is received, AVLIC will request the information necessary to complete the application. Once the application is complete and we have received the initial premium, the premium will be applied within two business days. If after five business days from receipt of the initial premium the application remains incomplete, we will return the initial premium unless we obtain your permission to retain the premium pending completion of the application.

The Policy Date is used to determine Policy anniversary dates and Policy Years. On the Issue Date, the Policy Date will be the date two days after AVLIC received the application and initial premium. If the Policy Date would fall on the 29th, 30th, or 31st of a month, the Policy Date will be set at the 28th day of that month.

ALLOCATION OF PREMIUM

You may allocate the Net Premium to one or more Portfolios and to the Fixed Account. Allocations must be whole number percentages and must total 100%.


                                   ANNUITY II

On the Issue Date, the Policy's Accumulation Value will be based on the Money Market Portfolio value as if the Policy had been issued and the initial Net Premium invested within two Valuation Dates of receipt by AVLIC of the application and initial premium.

The Accumulation Value is allocated on the Issue Date of the Policy to one or more Subaccounts of Separate Account VA-2 or to the Fixed Account. The Accumulation Value will be used to purchase Accumulation Units of the Subaccounts of Separate Account VA-2 or the Fixed Account at the price next computed on the Issue Date.

If state or other applicable law or regulation requires return of at least your Premium Payments should you return the annuity pursuant to the refund privilege, your Accumulation Value will be allocated to the Money Market Subaccount. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts, or to the Fixed Account, as selected by the Owner in the application.

The Accumulation Value will vary with the performance of Portfolios you select. Results for the Portfolios are not guaranteed. The Owner bears the entire investment risk for the portion of the Accumulation Value allocated to the Portfolios. This will affect the Policy's Cash Surrender Value which on the Annuity Date affects the level of Annuity Payments payable. You should periodically review your allocations in light of market conditions and your financial objectives.

ACCUMULATION VALUE
On the Effective Date, the Accumulation Value of the Policy is equal to the initial premium received, less any applicable premium taxes. Thereafter, the Accumulation Value of the Policy is determined on each Valuation Date by multiplying the number of Accumulation Units of each Subaccount by the current value of an Accumulation Unit for each Subaccount and by adding each together with the amount in the Fixed Account. The number of Accumulation Units credited to the Policy is decreased by any annual administrative fee and the annual Policy fee, any withdrawals, and any charges upon withdrawal and, upon annuitization, any applicable premium taxes and charges.

When a portion of the Accumulation Value is allocated to a Portfolio, a certain number of Accumulation Units are credited to your Policy. The number of Accumulation Units is determined by dividing the dollar amount allocated to the Portfolio by the Accumulation Unit price for the Portfolio as of the end of the Valuation Period in which the allocation is made. The Accumulation Units of each Subaccount are valued separately. The Accumulation Unit value may vary each Valuation Period according to the net investment performance of the Portfolio, the daily charges under the Policy, and any applicable tax charges. Therefore, the Accumulation Value of your Policy will vary from Valuation Period to Valuation Period, reflecting the investment experience of the selected Portfolios of the Funds, interest earned in the Fixed Account, additional Premium Payments, withdrawals, as well as the deduction of any applicable charges under the Policy.


VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund Portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. A Valuation Period is the period between two successive Valuation Dates, commencing on the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.


TRANSFERS
You may make transfers among the Subaccounts and/or the Fixed Account 15 times each Policy Year without charge. A transfer charge of $10.00 may be imposed for each additional transfer. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested. Each transfer must be at least $250, or the balance of the Subaccount, if less. You may make unlimited transfers from the Subaccounts to the Fixed Account. During the 30 day period following the Policy anniversary date, you may also transfer from the Fixed Account to the various Subaccounts amounts up to the greater of: 25% of the Accumulation Value of the Fixed Account; the amount of any transfer from the Fixed Account during the prior thirteen months; or $1,000. This provision is not available

                                   ANNUITY II
while dollar cost averaging from the Fixed Account. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100.


You may initiate transactions by telephone. AVLIC will employ reasonable procedures to confirm that telephone instructions are genuine, and if it does not, AVLIC may be liable for any losses due to unauthorized or fraudulent instructions. AVLIC procedures for transactions initiated by telephone include, but are not limited to, requiring the Owner to provide the Policy number at the time of giving transfer instructions; tape recording of all telephone transfer instructions; and the provision, by AVLIC, of written confirmation of telephone transactions. AVLIC will effect transfers and determine all values in connection with transfers at the end of the Valuation Period during which the transfer request is received at the Home Office.

Transfers may be subject to additional limitations by the Funds. Specifically, Fund managers may have the right to refuse sales, or suspend or terminate the offering of Portfolio shares, if they determine that such action is necessary in the best interests of the Portfolio's shareholders. If a Fund manager refuses a transfer for any reason, the transfer will not be allowed. AVLIC will not be able to process the transfer if the Fund manager refuses.

SYSTEMATIC PROGRAMS
AVLIC may offer systematic programs as discussed below. We will count your transfers in these programs when determining whether the transfer fee applies. Lower minimum amounts may be allowed to transfer as part of a systematic program. All other normal transfer restrictions, as described above, apply. There is no separate charge for participation in these programs at this time.

PORTFOLIO REBALANCING. Portfolio rebalancing is a method to maintain your original allocation proportions among Portfolios. Under this program, you can instruct AVLIC to reallocate Accumulation Value among the Portfolios, on a systematic basis, in accordance with allocation instructions you specify. The Fixed Account can not be used in this program.

DOLLAR COST AVERAGING. Under the dollar cost averaging program, you can instruct AVLIC to automatically transfer, on a systematic basis, a predetermined amount or percentage you specify from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted from the Fixed Account, if no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established is transferred each month.

EARNINGS SWEEP. Permits systematic redistribution of earnings among Subaccounts.

You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. AVLIC reserves the right to modify, suspend or terminate such programs at any time. Participation in any systematic program will automatically terminate upon the death of the Annuitant. Use of systematic programs may not be advantageous, and does not guarantee success.

DISTRIBUTIONS UNDER THE POLICY

In the absence of specific direction from the Owner, amounts will be withdrawn from the Subaccounts and the Fixed Account on a pro rata basis. Any partial withdrawal that would reduce the Cash Surrender Value to less than $1000 will be considered a request for full withdrawal. Any partial annuitization will be allocated first to earnings and then to principal.

All withdrawals of amounts held in Separate Account VA-2 will be paid within seven days of receipt of written request, subject to postponement in certain circumstances. (See the section on Deferment of Payment.) Payments under the Policy of any amounts derived from a premium paid by check may be delayed until such time as the check has cleared the payor's bank. If, at the time you make a partial or full withdrawal request, you have not provided AVLIC with a written election not to have federal income taxes withheld, We must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. At your request, We will provide a form to request a withdrawal and to notify Us of your election whether to have federal income taxes withheld.

                                   ANNUITY II

Moreover, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See the section on Federal Tax Matters -- Taxation of Annuities in General.)

Since you have the entire investment risk for amounts held in Separate Account VA-2 and because certain withdrawals are subject to a Contingent Deferred Sales Charge, the total amount paid upon withdrawals under the Policy (taking into account any prior withdrawals) may be more or less than the Premium Payments made.

FULL AND PARTIAL WITHDRAWALS
Any time prior to the Annuity Date and while the Annuitant is still living, you may make partial withdrawals or a full withdrawal of the Policy to receive all or part of the Accumulation Value (less any applicable charges). You may request partial withdrawals or a full withdrawal on a form approved by AVLIC. No partial or full withdrawals may be made after the Annuity Date except as permitted under a particular Annuity Income Option. The withdrawal right may be restricted by
Section 403(b)(11) of the IRS Code and, should the withdrawal be an eligible rollover distribution from a qualified plan or an annuity in a 403(b) plan, it will be subject to a mandatory 20% withholding under the IRS Code unless the distribution is paid directly by AVLIC into an eligible retirement plan in a direct rollover. (See the section on Federal Tax Matters.)

The amount available for full or partial withdrawal ("Cash Surrender Value") is the Accumulation Value at the end of the Valuation Period during which the written request for withdrawal is received, less any Contingent Deferred Sales Charge, any applicable premium taxes, and in the case of a full withdrawal, less the annual Policy fee that would be due on the last Valuation Date of the Policy Year. The Cash Surrender Value may be paid in a lump sum to the Owner, or, if elected, all or any part may be paid out under an Annuity Income Option. (See the section on Annuity Income Options.)

CRITICAL NEEDS WITHDRAWALS
Annuitants whose Policies have been in force for at least one year may, under certain conditions, make withdrawals without surrender charges. These conditions include: the Annuitant must be 65 or younger when the Policy was issued; the Policy Accumulation Value must exceed $5,000; the Annuitant must provide a medical doctor's verification of diagnosis of terminal illness with less than 12 months to live; or verification of 90 consecutive days of confinement in a medical facility for an approved medical reason; and no additional Premium Payments are made during the waiver period. The waiver of withdrawal charges during medical confinement will continue for 90 days after release. This waiver of withdrawal charges is not available in all states.

REFUND PRIVILEGE
You have a period of time to examine a Policy and return it for a refund. You may cancel the Policy within 10 days after receipt of the Policy, unless state law requires a longer period of time. In states that permit it to do so, AVLIC will refund the Accumulation Value calculated on the date AVLIC receives the Policy and refund request. This amount may be more or less than the Premium Payments made. In other states, the refund is equal to the greater of the premiums paid or the premiums adjusted by investment gains and losses. All Individual Retirement Annuity (IRA) or custodial IRA annuity refunds will be a return of Premium Payment. To cancel the Policy, the Owner should return it to the selling agent, or to AVLIC at the Home Office. A refund, if the premium was paid by check, may be delayed until the check has cleared the Owner's bank.

POLICY LOANS
After the first Policy anniversary the Owner of a Policy purchased in a 403(b) qualified plan may borrow up to the lesser of: $50,000 (including all loans outstanding during the preceding year); or 50% of the Cash Surrender Value of the Policy; or 50% of the present value of the non-forfeitable accrued benefits of the Owner under the Policy. One loan may be taken each year and the minimum initial loan amount is $1,000. The loans usually are funded within 7 days of the receipt of a written request. Any outstanding loan balance will be deducted from Policy proceeds payable due to death, surrender, or upon annuitization.

                                   ANNUITY II

All loans must be repaid within five years with substantially level amortized payments made at least quarterly. Repayment for loans to purchase a dwelling to be used, within a reasonable time, as a residence may be made over a longer period. If any repayment due under the loan is unpaid for ninety (90) days, the balance will become due without notice. The loan will be repaid by deducting the balance and any applicable charges and taxes from the Accumulation Value.

The current loan interest rate will be 7.5% and is guaranteed not to exceed 8% per year. When a loan is made, Accumulation Values equal to the amount of the loan will be transferred from Separate Account VA-2 and/or the Fixed Account to AVLIC's general account as security for the debt. The Owner is currently earning 4.5% and is guaranteed to earn 3.5% on the amount securing the debt. The Accumulation Values transferred out of Separate Account VA-2 will be allocated among the Subaccounts or Fixed Account as instructed by the Owner when the loan is requested. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Subaccounts or the Fixed Account. Upon repayment of the loan, the transfers back into Separate Account VA-2 or Fixed Account will be allocated in accordance with the allocation instructions in effect when the payments are made.

The loans to Owners of a Policy purchased in 403(b) qualified plans will be considered distributions from the Policy and subject to taxation unless the requirements of IRS Code Section 72(p), including repayment, are met. In addition Policies purchased in plans subject to ERISA may be subject to ERISA requirements. AVLIC may refuse to make a loan which violates these requirements. AVLIC may be required to report the loan as income to the Owner if the loan violates the IRS requirements or is not repaid according to the IRS requirements and the loan terms. This provision is not available in all states.

CHARGES AND DEDUCTIONS

Charges will be deducted periodically from the Accumulation Value of the Policy to compensate AVLIC for, among other things: (1) issuing and administering the Policy; (2) assuming certain risks in connection with the Policy; and (3) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

No deductions are made from the Premium Payments before they are allocated to Separate Account VA-2 or the Fixed Account, unless taxes are imposed by state law upon the receipt of a Premium Payment. In that case, AVLIC will deduct the premium tax due when the premiums are received. Other charges, such as transfer and Contingent Deferred Sales Charges, may be made upon transfers, withdrawals or, in some cases, upon annuitization, as described more fully below.

ADMINISTRATIVE CHARGES
ANNUAL POLICY FEE. An annual Policy fee of up to $50.00 (currently $36.00, $30.00 in North Dakota) is deducted from the Accumulation Value on the last Valuation Date of each Policy Year or upon a full withdrawal. This charge reimburses AVLIC for the administrative costs of maintaining the Policy on AVLIC's system.

From time to time AVLIC may reduce the amount of the annual Policy fee. AVLIC may do so when annuities are sold to individuals or a group of individuals in a manner that reduces the administrative costs of Policy maintenance. AVLIC would consider such factors as: (1) the size and type of group; (2) the number of annuities purchased by an Owner; (3) the amount of Premium Payments; and/or (4) other transactions where maintenance and/or administrative expenses are likely to be reduced.

Any elimination of the annual Policy fee will not discriminate unfairly between annuity purchasers. AVLIC will not make any changes to this charge where prohibited by law.

ANNUAL ADMINISTRATION FEE. AVLIC imposes a charge to reimburse it for administrative expenses in connection with issuing, servicing, and maintaining the Policies. These expenses include the cost of processing the application and Premium Payments, establishing Policy records, processing and servicing Owner transactions and Policy changes, record keeping, preparing and mailing reports, processing Death Benefit claims and overhead. This charge of .20% of the Accumulation Value is guaranteed not to be

                                   ANNUITY II
increased. It is calculated and deducted from the Accumulation Value on the last Valuation Date of each Policy Year.

AVLIC does not expect to make a profit on the charges for the annual Policy and administration fees.

TRANSFER CHARGE. Transfer charges may be levied. (See the section on Transfers.)

MORTALITY AND EXPENSE RISK CHARGE
AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the Policies. The charge is assessed daily and is equal to an annual rate of 1.25% of the value of the average daily net assets of Separate Account VA-2. This charge is subtracted when determining the daily Accumulation Unit value. AVLIC guarantees that this charge will never increase. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.

The mortality risk borne by AVLIC, assuming the selection of one of the forms of life annuities, is to make monthly Annuity Payments (determined in accordance with the annuity tables and other provisions contained in the Policies) regardless of how long all Annuitants may live. This undertaking assures that neither an Annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the monthly Annuity Payments the Annuitant will receive. It therefore relieves the Annuitant from the risk of outliving the funds accumulated for retirement.

In addition, AVLIC bears a mortality risk under the Policies in two important aspects. First, regardless of the Annuity Income Option selected, it guarantees the purchase rates for the Annuity Income Options available under the Policy. Second, AVLIC guarantees that the Death Benefit payable upon death of the Annuitant prior to the Annuity Date will be the greater of the Accumulation Value or the Premium Payments made, less withdrawals, and periodic charges.

The expense risk undertaken by AVLIC, with respect to Separate Account VA-2, is that the deductions for administrative costs under the Policies may be insufficient to cover the actual future costs incurred by AVLIC for providing Policy administration services.

If the Contingent Deferred Sales Charge on withdrawals is insufficient to cover the distribution expenses, the deficiency will be met from AVLIC's general account funds, including the amount derived from the charge levied for mortality and expense risks.

CONTINGENT DEFERRED SALES CHARGE
Since no deduction for a sales charge is made from the Premium Payment, unless waived, a Contingent Deferred Sales Charge is imposed on certain partial and full withdrawals and upon certain annuitizations to cover certain expenses relating to the distribution of the Policy, including commissions to registered representatives and other promotional expenses. In a Policy Year, you may withdraw up to the greater of 10% of the Policy Accumulation Value or the earnings at that time and we will not assess a Contingent Deferred Sales Charge. We consider earnings to be that portion of the Accumulation Value that exceeds the total premiums we have received after any previous withdrawals. The Contingent Deferred Sales Charge is assessed only on premiums paid based upon the number of years since premiums withdrawn were paid, on a first paid, first withdrawn basis. The Contingent Deferred Sales Charge is a maximum of 6% of the Premium Payment withdrawn and grades to 0% after the seventh year after the withdrawn premiums were deposited. Those Annuitants whose Policies have been in force for at least one year and meet certain conditions may make withdrawals without surrender charges. (See the section on Critical Needs Withdrawals.)

                                   ANNUITY II

Where a partial or full withdrawal is taken or amounts are applied under an annuity option, which are subject to a Contingent Deferred Sales Charge, the Contingent Deferred Sales Charge will be expressed as a percentage of the Premium Payments withdrawn or annuitized as follows:

        YEAR              %
        ----              -
1....................     6
2....................     6
3....................     6
4....................     5

        YEAR              %
        ----              -
5....................     4
6....................     3
7....................     2
8+...................     0

In the case of a partial withdrawal or annuitization, the Contingent Deferred Sales Charge will be deducted from the amounts remaining under the Policy. The charge will be allocated pro rata among the Subaccounts (or the Fixed Account) based on the Accumulation Value in each prior to the withdrawal or annuitization unless an Owner requests a partial withdrawal or annuitization from particular Subaccounts or the Fixed Account in which case the charge will be allocated among those Subaccounts or the Fixed Account in the same manner as the withdrawal. A Contingent Deferred Sales Charge will not be assessed on Premium Payments withdrawn at least two years after deposit, if withdrawn and applied under the Life Annuity or Joint and Last Survivor Annuity options. (See the section on Annuity Income Options.) Further, the sum of all Contingent Deferred Sales Charges will never exceed 6% of the Premium Payment for each payment period.

Full or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request.

TAXES

The Owner will pay premium taxes that currently range from 0% to 3.5% of the premium paid, where such taxes are imposed by state law of the Owner's residence. States impose premium taxes either upon receipt, by the company, of a Premium Payment, or upon annuitization or withdrawals. AVLIC will charge and deduct premium taxes as required by state law and in accordance with any applicable company election. Applicable premium tax rates are subject to change. The Owner will be notified of any applicable premium taxes. Owners are responsible for informing AVLIC in writing of changes of residence.


Under present laws, AVLIC will incur state or local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant; thus, AVLIC does not currently make a charge for these other taxes. If they increase, however, AVLIC may charge for such taxes. Such charges would be deducted from the Accumulation Unit value.

AVLIC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See the section on Federal Tax Matters.) Based upon these expectations, no charge is being made currently to Separate Account VA-2 for corporate federal income taxes which may be attributable to Separate Account VA-2.

AVLIC will periodically review the question of a charge to Separate Account VA-2 for corporate federal income taxes related to Separate Account VA-2. Such a charge may be made in future years for any federal income taxes incurred by AVLIC. This might become necessary if the tax treatment of AVLIC is ultimately determined to be other than what AVLIC currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in AVLIC's tax status. In the event that AVLIC should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policy, the Accumulation Unit value would be correspondingly adjusted.

FUND INVESTMENT ADVISORY FEES AND EXPENSES
The value of assets in Separate Account VA-2 will reflect investment advisory fees and other expenses incurred by the Funds. Fund expenses are found in the Funds' prospectuses and Statements of Additional Information.

AVLIC may receive administrative fees from the investment advisers of certain Funds.

                                   ANNUITY II

ANNUITY PERIOD

ANNUITY DATE
The Annuity Date is the date that Annuity Payments are scheduled to begin, unless the Policy has been surrendered or the Annuitant is deceased and an amount has been paid as proceeds prior to that date. The Annuity Date will be the later of the fifth Policy anniversary date (seventh Policy anniversary in Oregon) or the Policy anniversary which is nearest the Annuitant's 85th birthday. However, the Owner may specify an Annuity Date at the time of purchase which may be extended up to the Policy anniversary nearest the Annuitant's 95th birthday (90th birthday in Oregon), and may be extended further with Home Office approval. The 29th, 30th, or 31st day of any month may not be selected as the Annuity Date.

In selecting an Annuity Date, the Owner may wish to consider the applicability of a Contingent Deferred Sales Charge, which is imposed upon an annuitization prior to the third Policy Year following the Premium Payment where a life annuity is selected, and prior to the eighth Policy Year if any other Annuity Income Option is selected.

An Annuity Date may only be changed by written request during the Annuitant's lifetime. Written request to change the Annuity Date must be received at AVLIC's Home Office at least 30 days before the currently scheduled Annuity Date. The Annuity Date and Annuity Income Options available for Qualified Policies may also be controlled by endorsements, the plan or applicable law.

ANNUITY INCOME OPTIONS
If the Annuitant is living on the Annuity Date and the Policy is in force, Annuity Payments will be made to the Annuitant according to the terms of the Policy and the Annuity Income Option selected.

The amounts of any Annuity Payments payable will be based on the net Cash Surrender Value as of the Annuity Date, and the Annuity Income Option. The net Cash Surrender Value is equal to the Cash Surrender Value less any premium taxes, if applicable. Thereafter, the monthly Annuity Payment will not change, except in the event you choose the Interest Payment Option, in which case the payment will vary based on the rate of interest determined by AVLIC. All or part of the net Cash Surrender Value may be placed under one or more Annuity Income Option. If Annuity Payments are to be paid under more than one option, AVLIC must be told what part of the net Cash Surrender Value is to be paid under each option.

The Annuity Income Options are shown below. You must choose an Annuity Income Option by written request to AVLIC at least thirty (30) days in advance of the Annuity Date. If you do not, payments will be made as a Life Annuity as shown below. Subject to AVLIC's approval, the Owner (or after the Annuitant's death, the Annuitant's Beneficiary) may select any other Annuity Income Option AVLIC then offers. Annuity Income Options are not available to: (1) an assignee; or
(2) any other than a natural person except with AVLIC's consent. If an Annuity Income Option selected does not generate monthly payments of at least $20, AVLIC reserves the right to pay the net Cash Surrender Value as a lump sum payment.

If you choose an Annuity Income Option which depends on the continuation of life of the Annuitant or of a joint Annuitant, proof of birth date may be required before Annuity Payments begin. For Annuity Income Options involving life income, the actual age of the Annuitant or joint Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Payment shall be greater. For Annuity Income Options that do not involve life income, the length of the payment period will affect the amount of each payment, with the shorter the period, the greater the amount of each Annuity Payment.

The following Annuity Income Options are currently available:

     INTEREST PAYMENT. AVLIC will hold any amount applied under this option and pay or credit interest on the unpaid balance each month at a rate determined by AVLIC.

     DESIGNATED AMOUNT ANNUITY. Monthly Annuity Payments will be for a fixed amount. Payments continue until the amount AVLIC holds runs out.

                                   ANNUITY II

     DESIGNATED PERIOD ANNUITY. Monthly Annuity Payments are paid for a period certain, as the Owner elects, up to 20 years.

     LIFE ANNUITY. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to his or her death. Variations provide for guaranteed payments for a period of time.

     JOINT AND LAST SURVIVOR ANNUITY. Monthly Annuity Payments are paid based on the lives of the two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

The rate of interest payable under the Interest Payment, Designated Amount Annuity, or Designated Period Annuity options will be guaranteed at 3% compounded yearly. Payments under the Life Annuity and Joint and Last Survivor Annuity options will be based on the 1983 Table "a" Annuity Table at 3.5% interest. AVLIC may, at any time of election of an Annuity Income Option, offer more favorable rates in lieu of the guaranteed rates specified in the annuity tables. These rates may be based on Annuity Tables which distinguish between males and females.

Under current administrative practice, AVLIC allows the beneficiary to transfer amounts applied under the Interest Payment, Designated Amount Annuity, and Designated Period Annuity options to either the Life Annuity or Joint and Last Survivor Annuity option after the Annuity Date. However, there is no guarantee that AVLIC will continue this practice which can be changed at any time at AVLIC's discretion.

FEDERAL TAX MATTERS

INTRODUCTION
The following discussion is general in nature and is not intended as tax advice. It is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. If you are concerned about any of the tax implications discussed, you should consult a competent tax adviser before purchasing a Policy. This discussion is based upon AVLIC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws, other than premium taxes. (See the section on Tax Charges.)

The following discussion assumes that the Policy will qualify as an annuity policy for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

TAXATION OF ANNUITIES IN GENERAL
NONQUALIFIED POLICIES. Section 72 of the Code governs taxation of annuities. In general, the owner is not taxed on increases in the value of a policy until some form of distribution is made under the policy. The exception to this rule is the treatment generally applied to owners that are not natural persons. Generally, an owner of a policy who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's "investment in the policy" during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule which you may wish to discuss with your tax counsel. The following discussion applies to Policies owned by natural persons.


The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income, subject to any income averaging rules applicable to taxpayers generally. For this purpose, a gift of the Policy, the assignment, pledge, indirect loan, or agreement to assign or pledge or indirectly loan any portion of the Accumulation Value generally will be treated as a distribution.


Generally, in the case of a withdrawal under a nonqualified policy, amounts received which are allocable to "investment in the policy" made after August 13, 1982 are first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the policy" at that time. Any additional amount is not taxable. If a withdrawal is allocable to "investment in the policy" made prior to August 14, 1982, it is taxed under the "cost recovery rule" so that withdrawals are treated as a recovery of "investment in the policy" until such investment has been fully recovered. Thereafter,

                                   ANNUITY II
withdrawals are fully taxable as ordinary income. Where a policy contains "investment in the policy" both before and after the above referenced dates, special ordering rules apply.

Tax treatment of amounts received as an annuity under the Policy, is different from taxation of distributions or withdrawals that are not in annuity form. Although the tax consequences may vary depending on the annuity income option elected under the policy, in general, only the portion of an annuity payment that represents the amount of the payment which exceeds the payment's proportionate share of "investment in the policy" will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the policy" bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. Any distribution received subsequent to the "investment in the policy" being recovered will be fully taxable.

A federal penalty equal to 10% of the amount treated as taxable income may also be imposed on distributions from non-qualified annuity policies. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner is actual age 59 1/2, (2) made on or after the death of the owner, (3) attributable to the taxpayer's becoming disabled within the meaning of Internal Revenue Code Section 72 (m)(7), (4) received in substantially equal payments (not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary, subject to Internal Revenue Service requirements, including special "recapture" rules or (5) which are allocable to "investment in the policy" made prior to August 14, 1982.


Distributions from non-qualified annuity policies are generally subject to federal income tax. AVLIC will withhold taxes as required by the Code from the distributions unless the taxpayer requests otherwise. Withholding cannot be waived if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if AVLIC is notified that mandatory back-up holding is required). Mandatory back-up withholding rates are 31% of income that is distributed. Distributions to non-resident aliens may be subject to mandatory withholding at 30% of the income distributed.



QUALIFIED POLICIES. Qualified policies are used by individuals in connection with retirement plans which are intended to qualify as plans that receive special income tax treatment under Sections 401, 403(a), 403(b), 408 or 457 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the contributions, on the accumulation value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on AVLIC's tax status. In addition, certain requirements must be satisfied in purchasing a qualified policy in connection with a tax qualified plan in order to receive favorable tax treatment. With respect to qualified policies an endorsement of the policy and/or limitations or penalties imposed by the Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the policies. Therefore, purchasers of Qualified Policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Policy.
Section 403(b)(11) of the Code requires that no distribution attributable to salary deferral contributions may be made from a plan under Section 403(b) except after age 59 1/2, separation from service, death or disability, or in the case of hardship, except in a tax free exchange to another qualified contract. The following discussion assumes that qualified policies are purchased in connection with retirement plans that qualify for the special federal income tax treatment described above.


The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a policy purchased in connection with these plans, only the portion of the payment in excess of the "investment in the policy" allocated to that payment is subject to tax. The "investment in the policy" equals the portion of plan contributions invested in the policy that was not excluded from the participant's gross income (reduced by any amounts previously received under the policy which were excluded from gross income), and may be zero. In general, for allowed withdrawals prior to the annuity starting date from qualified policies other than IRAs prior to the annuity starting date, a ratable portion of the amount received is taxable, based on the ratio of the "investment in the policy" to the total Policy

                                   ANNUITY II
value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the "investment in the policy." The taxable portion of annuity payments with annuity starting dates on or before November 18, 1996 and for IRAs, is generally determined under rules similar to those applicable to annuity distributions from nonqualified policies. However, for annuity payments from plans qualified under Code Sections 401 and 403 with annuity starting dates after November 18, 1996, annuitants must use a simplified method for determining the tax-free portion of annuity payments by dividing "investments in the policy" by the number of annuity payments set by tables in the Internal Revenue Code based on the age of the primary annuitant. This method does not apply if the annuitant is over age 75 and there are 5 or more years of guaranteed payments. For annuity payments based on the lives of more than one individual and that have annuity starting dates after December 31, 1997, annuitants must use the simplified method based on the combined ages of both individuals when calculating the excludable portion of annuities based on the separate tables set forth in the Code for that purpose. In the case of an annuity that does not depend in whole or in part on the life expectancy of one or more individuals, the expected number of payments is the number of monthly annuity payments under the policy. However, special favorable tax treatment may be available for certain distributions (including lump sum distributions from plans other than IRAs or TSAs made in tax years beginning before January 1, 2000). Adverse tax consequences may result from excess contributions, distributions prior to age
59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in certain other circumstances.



Roth IRA contributions are not deductible and may be limited or unavailable depending on your adjusted gross income. Withdrawals of earnings from Roth IRAs may be tax free if certain requirements are met. If withdrawals do not meet those requirements, they will be considered to be made first from contributions, then from "conversion" amounts (on a first-in, first-out basis), and then from earnings. The earnings will be subject to income tax and an additional 10% penalty tax may apply to distributions made prior to age 59 1/2. Conversions from existing IRAs to Roth IRAs are permitted if certain requirements are met, however, converted amounts not previously taxed will be subject to income tax in the year of conversion (for 1998 only, taxpayers could elect to include the full taxable conversion amount in income for 1998 or to have the tax spread over 4 years on a pro rata basis, beginning in 1998). Conversion amounts will not generally be subject to the 10% penalty tax that applies to premature distributions, unless a distribution of the conversion amount from the Roth IRA occurs within the 5 taxable year period beginning with the year of conversion. Also, income inclusion may be accelerated if a distribution is made of 1998 conversion amounts which are subject to the 4 year spread rule.


Distributions from qualified plans are subject to specific tax withholding rules. "Eligible rollover distributions" from a qualified plan (other than IRAs of any type and section 457 plans) or annuities used in 403(b) plans are subject to income tax withholding at a rate of 20% unless the Owner elects to have the distribution paid directly by AVLIC to an eligible retirement plan (another plan of the same type or a rollover IRA) in a direct rollover. If the distribution is not an "eligible rollover distribution," it is generally subject to the same withholding rules as distributions from non-qualified policies. However, Section 457 non-qualified deferred compensation plan distributions are generally subject to withholding as wages and are not eligible for rollover to an IRA.

GENERAL PROVISIONS

ANNUITANT'S BENEFICIARY
The Annuitant's Beneficiary(ies) generally receives the Death Benefit proceeds following death of the Annuitant. The Owner may name both primary and contingent Annuitant's Beneficiaries. The Annuitant's Beneficiary(ies) and their designated class are specified in the application.

Multiple beneficiaries may be named; however, unless otherwise indicated, payments are made equally to those primary beneficiaries who are alive upon the death of the Annuitant. Contingent beneficiaries are only eligible if no primary beneficiary is alive at the time proceeds are payable. If none survive, the final beneficiary will be the Owner or the Owner's estate.

                                   ANNUITY II

CHANGE OF BENEFICIARY
The Owner may change the Annuitant's Beneficiary and Owner's Designated Beneficiary by written request on a Change of Beneficiary form at any time during the Annuitant's lifetime unless otherwise provided in the previous designation of beneficiary. AVLIC, at its option, may require that the Policy be returned to the Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date the change is recorded at the Home Office. AVLIC will not be liable for any payment made or action taken before the change is recorded. No limit is placed on the number of changes that may be made.

DEATH OF ANNUITANT PRIOR TO ANNUITY DATE
If the Annuitant dies prior to the Annuity Date, an amount will be paid as proceeds to the Annuitant's Beneficiary. The Death Benefit is payable upon receipt of Due Proof of Death of the Annuitant, as well as proof that the Annuitant died prior to the Annuity Date. AVLIC guarantees to pay the Death Benefit established on the date Due Proof of Death is received by AVLIC at its Home Office. The Death Benefit is payable as a lump sum cash benefit or under one of the Annuity Income Options.

The Owner may elect an Annuity Income Option for the Annuitant's Beneficiary, or if no such election was made by the Owner and a cash benefit has not been paid, the Annuitant's Beneficiary may make this election after the Annuitant's death. Since Due Proof of Death includes a "Claimant's Statement," which specifies how the Annuitant's Beneficiary wishes to receive the benefit (unless the Owner previously selected an Annuity Income Option), the amount of the Death Benefit will continue to reflect the investment performance of Separate Account VA-2 until that information is supplied to AVLIC. In order to take advantage of the favorable tax treatment accorded to receiving the Death Benefit as an annuity, the Annuitant's Beneficiary must elect to receive the benefits under an Annuity Income Option within 60 days "after the day on which such lump sum became payable," as defined in the Internal Revenue Code. The Death Benefit will be paid to the Annuitant's Beneficiary within seven days of when it becomes payable.

DEATH OF OWNER
If the Owner dies on or after the Annuity Date, annuity benefits continue to be paid to the Annuitant under the Annuity Income Option in effect on the Owner's date of death.

If the Owner dies before the Annuity Date and before the entire interest in the Policy is distributed, the Cash Surrender Value of the Policy must be distributed to the Owner's Designated Beneficiary so that the Policy qualifies as an annuity under the Internal Revenue Code. The entire interest must be distributed within five years of the Owner's death. However, a distribution period exceeding five years will be allowed if the Owner's Designated Beneficiary purchases an immediate annuity under which payments will begin within one year of the Owner's death and will be paid out over the lifetime of the Owner's Designated Beneficiary or over a period not extending beyond his or her life expectancy.

If the Owner's interest is payable to (or for the benefit of) the surviving spouse of the Owner, the Policy may be continued with the surviving spouse treated as the Owner for purposes of applying the rules described above.

Finally, in situations where the Owner is not an individual, these distribution rules are applicable upon the death or change of the Annuitant.

DEFERMENT OF PAYMENT
Payment of any cash withdrawal or lump sum Death Benefit due from Separate Account VA-2 will occur within seven days from the date the amount becomes payable, except that AVLIC may be permitted to defer such payment if:


(1) the York Stock Exchange is closed other than customary weekends or holidays or trading on the New York Stock Exchange is otherwise restricted; or


(2) the SEC permits the delay for the protection of Owners; or

(3) an emergency exists as determined by the SEC. In addition, surrenders or withdrawals from the Fixed Account may be deferred by AVLIC for up to 6 months from the date of written request.

                                   ANNUITY II

CONTESTABILITY
AVLIC cannot contest the validity of this Policy after the Policy Date, subject to the "Misstatement of Age or Sex" provision.

MISSTATEMENT OF AGE OR SEX

AVLIC may require proof of age and sex before making Annuity Payments. If the age or sex of the Annuitant has been misstated, we will adjust the benefits and amounts payable under this Policy.


If AVLIC made any overpayments, interest at the rate of 6% per year compounded yearly will be added and charged against future payments. If we made underpayments, the balance due plus interest at the rate of 6% per year compounded yearly will be paid in a lump sum.

REPORTS AND RECORDS

AVLIC will maintain all records relating to Separate Account VA-2 and will mail the Owner, at the last known address of record, within 30 days after each Policy anniversary, an annual report which shows the current Accumulation Value as allocated among the Subaccounts or the Fixed Account, and charges made during the Policy Year. Except for the annual report, AVLIC reserves the right to charge a report fee for requested reports. The Owner will also be sent confirmations of transactions, such as purchase payments, transfers and withdrawals under the Policy. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Owner may receive confirmation of such transactions in their quarterly statements. The Owner should review the information in these statements carefully. All errors or corrections must be reported to AVLIC immediately to assure proper crediting to the Policy. AVLIC will assume all transactions are accurately reported on quarterly statements unless AVLIC is otherwise notified within 30 days after receipt of the statement. A periodic report for the Fund and a list of the securities held in each Portfolio of the Fund and any other information required by the 1940 Act will also be provided.


DISTRIBUTION OF THE POLICIES

Ameritas Investment Corp. ("AIC"), located at 5900 O Street, 4th Floor, Lincoln, Nebraska 68510, will act as the principal underwriter of the Policies pursuant to an underwriting Agreement it has with AVLIC. AIC is a wholly owned subsidiary of AMAL Corporation, and an affiliate of AVLIC. AIC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Policies are sold by individuals who are registered representatives of AIC or other broker-dealers.

AIC offers clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. AIC is an AVLIC affiliate. AIC also serves as principal underwriter for AVLIC's variable universal life policies, and for Ameritas Life's variable life and variable annuity. AIC is the underwriter for the Ameritas Portfolios, and also serves as its investment advisor. It also has executed selling agreements with a variety of mutual funds, unit investment trusts, and direct participation programs.

Commissions paid by AVLIC to broker-dealers may vary, but are not expected to exceed 1% of premiums paid. Broker-dealers may also receive an asset based administrative compensation of up to 1% (annualized). From time to time, additional sales incentives may be provided to broker-dealers.


The gross variable annuity compensation received by AIC on AVLIC's variable annuities was $22,936,819 for 1999; $16,527,487 for 1998; and $11,961,951 for
1997.


                                   ANNUITY II

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

AVLIC holds the assets of Separate Account VA-2. The assets are held separate and apart from general account assets. AVLIC maintains records of all purchases and redemptions of the Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

AVLIC is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. AVLIC does not engage any such third parties to offer such services of any type. In certain cases, AVLIC has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with AVLIC for the sale of Policies. AVLIC takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

To the extent required by law, AVLIC will vote the Portfolio shares held in Separate Account VA-2 at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. The 1940 Act currently requires shareholder voting on matters such as the election of the Board of Trustees of the Funds, the approval of the investment advisory contract, changes in the fundamental investment policies of the Funds, and approval of the independent accountants. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, AVLIC determines that it is allowed to vote the Portfolio shares in its own right, AVLIC may elect to do so.

The number of votes which are available to an Owner will be calculated separately for each Subaccount of Separate Account VA-2.

Prior to the Annuity Date, the Owner holds a voting interest in each Subaccount to which the Accumulation Value is allocated. The number of votes which are available to an Owner will be determined by dividing the Accumulation Value attributable to a Subaccount by the net asset value per share of the applicable Portfolio. In determining the number of votes, fractional shares will be recognized.

The number of votes will be determined as of the record date established by the Portfolio. Voting instructions will be solicited by written communication prior to the meeting, in accordance with procedures established by the Funds.

Shares of Funds as to which no timely instructions are received, or shares held by AVLIC as to which Owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Policies participating in that Subaccount.

Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

On and after the Annuity Date, there are no voting rights because amounts are no longer held in Separate Account VA-2.

LEGAL PROCEEDINGS

There are no legal proceedings to which Separate Account VA-2 is a party or to which the assets of Separate Account VA-2 are subject. AVLIC is not involved in any litigation that is of material importance in relation to its ability to meet its obligations under the Policies, or that relates to Separate Account VA-2. AIC is not involved in any litigation that is of material importance in relation to its ability to perform under its underwriting agreement.

                                   ANNUITY II

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available that contains more details concerning the subjects discussed in this prospectus. This can be obtained by writing to the address on the front or by calling 1-800-745-1112. The following is the Table of Contents for that Statement:

GENERAL INFORMATION AND HISTORY.............................      2
THE POLICY..................................................      2
GENERAL MATTERS.............................................      7
FEDERAL TAX MATTERS.........................................      9
DISTRIBUTION OF THE POLICY..................................     10
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS......................     10
AVLIC.......................................................     10
STATE REGULATION............................................     11
LEGAL MATTERS...............................................     11
EXPERTS.....................................................     11
OTHER INFORMATION...........................................     11
FINANCIAL STATEMENTS........................................     11

                                   ANNUITY II

APPENDIX A

                             QUALIFIED DISCLOSURES

                            *   Information Statement For:
                                408(b) IRA Plans
                                408(k) SEP IRA Plans
                                408(p) SIMPLE IRA Plans
                                408A Roth IRA Plans

                            *   Information Statement For:
                                401(a) Pension/Profit Sharing Plans
                                403(b) ERISA Plans
                                403(b) Tax Sheltered Annuity (TSA)
                                Plans-Withdrawal Restrictions

If this annuity is being purchased as a qualified plan as defined under specified sections of the Internal Revenue Code, as purchaser (owner) or fiduciary of an Employee Benefit Plan purchasing the annuity, you should carefully review the Information Statement for your specific type of plan.

Depending on the type of plan, we are required to provide this disclosure to you to meet the requirements of the Internal Revenue Code ("Code") and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Acknowledgment of your receipt of the required disclosure is included within the application language above your signature.

                               TABLE OF CONTENTS


Information Statement
     408(b) Individual Retirement Annuity (IRA) Plans
     408(k) Simplified Employee Pension (SEP IRA) Plans
     408(p) Savings Incentive Match (SIMPLE IRA) Plans
     408A Roth IRA Plans...............................     QD-1
Information Statement
     401(a) Pension/Profit Sharing Plans...............    QD-12
     403(b) ERISA Plans
     403(b) Tax Sheltered Annuity (TSA)
       Plans-Withdrawal Restrictions


                                 [AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO]

[AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO]
                            INFORMATION STATEMENT

                            408(B) INDIVIDUAL RETIREMENT ANNUITY (IRA) PLANS 408(K) SIMPLIFIED EMPLOYEE PENSION (SEP IRA) PLANS 408(P) SAVINGS INCENTIVE MATCH (SIMPLE IRA)
                            408A ROTH IRA
--------------------------------------------------------------------------------

For purchasers of a 408(b) Individual Retirement Annuity (IRA) Plan, 408(k) Simplified Employee Pension (SEP IRA) Plan, 408(p) Savings Incentive Match (SIMPLE IRA) Plan or a 408A Roth IRA, please review the following:

PART 1. PROCEDURE FOR REVOKING THE IRA PLAN:

After you establish an IRA Plan with Ameritas Variable Life Insurance Company (the Company), you are able to revoke your IRA within a limited time and receive a full refund of the initial premium paid, if any. The period for revocation will not be less than the legal minimum of seven (7) days following the date your IRA is established with the Company.

To revoke your IRA, you should send a signed and dated written notice to:
Ameritas Variable Life Insurance Company, Policyholder Service Department, P.O. Box 82550, Lincoln, NE 68501.

If your IRA contract was delivered to you, the contract should accompany your notice of revocation. Your notice of revocation will be considered mailed on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid.

To obtain further information about the revocation procedure, contact your Company Representative or call 1-800-745-1112.

PART II. PROVISIONS OF THE IRA LAW:


The Company's OVERTURE ANNUITY II (Form 4782), can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, a Simplified Employee Pension Plan (SEP
IRA), or a salary reduction Simplified Employee Pension Plan (SARSEP), a SIMPLE IRA or a Roth IRA. A separate policy must be purchased for each individual under each plan. State income tax treatment of IRAs varies, so this disclosure only discusses the federal tax treatment of IRAs. Please discuss state income tax treatment of an IRA with your tax advisor.


While provisions of the IRA law are similar for all such plans, the major differences are set forth under the appropriate topics below.

A. ELIGIBILITY:

  REGULAR IRA PLAN: Any individual under age 70 1/2 and earning income from personal services, is eligible to establish an IRA Plan, although deductibility of the contributions is determined by adjusted gross income ("AGI") and whether the individual (or the individual's spouse) is an "active participant" in an employer sponsored retirement plan.

  ROLLOVER IRA: This is an IRA plan purchased with your distributions from another IRA (including a SEP IRA, SARSEP or SIMPLE IRA), a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA).

  Amounts transferred as Rollover Contributions are not taxable in the year of distribution (provided the rules for Rollover treatment are satisfied) and may or may not be subject to withholding. Rollover Contributions are not deductible.

  SPOUSAL IRA ARRANGEMENT: A Spousal IRA, consisting of a separate contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has less taxable compensation, if any, for the tax year than the working spouse, and is under age 70 1/2 at the end of the tax year.

  Divorced spouses can continue a Spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

  ROTH IRAS: A Roth IRA must be designated as such when it is established. Eligibility to contribute or convert to a Roth IRA is subject to income and other limits. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

   1. A REGULAR ROTH IRA is a Roth IRA established to receive annual contributions and/or qualified rollover contributions (including IRA conversion contributions) from other Roth IRAs or from other IRAs if permitted by the policy and endorsement.

      Roth IRAs are available beginning in 1998. Unlike Regular IRAs, contributions to a Roth IRA are not deductible for tax purposes. However, any gain accumulated in a Roth IRA may be nontaxable, depending upon how and when withdrawals are made.

   2. A ROTH CONVERSION IRA is a Roth IRA established to receive only rollovers or conversions from non-Roth IRAs made in the same tax year and is limited to such contributions.

   3. SPOUSAL ROTH IRA ARRANGEMENT: Beginning in 1998, a Spousal Roth IRA may be set up for a "non-working" spouse who has less taxable compensation, if any, for the tax year than the "working" spouse, regardless of age, provided the spouses file a joint tax return and subject to the adjusted gross income ("AGI") limits described in PART II, MAXIMUM
      CONTRIBUTIONS -- SPOUSAL ROTH IRA ARRANGEMENT. Divorced spouses can continue a Spousal Roth IRA or start a regular Roth IRA based on standard Roth IRA eligibility rules. Taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of Roth IRA eligibility limits.

                                     QD- 1
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

  SIMPLIFIED EMPLOYEE PENSION PLAN (SEP IRA): An employee is eligible to participate in a SEP IRA Plan based on eligibility requirements set forth in form 5305-SEP or other plan document provided by the employer.

  SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SARSEP): An employee is eligible to participate in a SARSEP plan based on eligibility requirements set forth in form 5305A-SEP or the plan document provided by the employer. New SARSEP plans may not be established after December 31, 1996. SARSEPs established prior to January 1, 1997, may continue to receive contributions after 1996, and new employees hired after 1996 are also permitted to participate in such plans.

  SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES OF SMALL EMPLOYERS (SIMPLE IRA): An employee is eligible to participate in a SIMPLE IRA Plan based on eligibility requirements set forth in Form 5304-SIMPLE or other plan document provided by the employer. A SIMPLE IRA must be established as such, thus some policies may not be available for use with a SIMPLE IRA Plan.

B. NONTRANSFERABILITY: You may not transfer, assign or sell your IRA Plan (including a SIMPLE IRA, SEP IRA, SARSEP or Roth IRA) to anyone (except in the case of transfer incident to divorce).

C. NONFORFEITABILITY: The value of your IRA Plan (all types included) belongs to you at all times, without risk of forfeiture.

D. PREMIUM: The annual premium (if applicable) of your IRA Plan or Roth IRA may not exceed the lesser of $2,000, or 100% of compensation for the year (or for Spousal IRAs, or Spousal Roth IRAs, the combined compensation of the spouses reduced by any Roth IRA or deductible IRA contribution made by the "working" spouse). Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution" (or "Conversion" contribution to a Roth
   IRA). Your contribution must be made in cash. For IRAs established under SEP Plans (SEP IRAs), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a SARSEP Plan established prior to January 1, 1997, annual premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases). Premiums under a SIMPLE IRA are limited to permissible levels of annual employee elective contributions (up to $6,000 adjusted for cost of living increases) plus the applicable percentage of employer matching contributions (up to 3% of compensation but not in excess of $6,000, as adjusted) or of employer non-elective contributions (2% of compensation (subject to the cap under Code Section 401(a)(17) as indexed) for each eligible employee).

E. MAXIMUM CONTRIBUTIONS:


  REGULAR IRA PLAN: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to 100% of your compensation or $2,000, whichever is less. Further, this is the maximum amount you may contribute to all IRAs in a year (including Roth IRAs, but not Education IRAs or employer contributions or salary deferrals made to SEP or SIMPLE IRAs). The amount of permissible contributions to your Regular IRA may or may not be deductible. Whether IRA contributions (other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored retirement plan and whether your adjusted gross income ("AGI") is above the "phase-out level." Beginning for tax years after 1997, you will only be deemed to be an active participant and your deductions for contributions subject to phase-out because of your spouse's participation in an employer- sponsored retirement plan, if your combined adjusted gross income exceeds $150,000. SEE PART III. C., DEDUCTIBLE IRA CONTRIBUTIONS.


  ROLLOVER IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

  There are two ways to make a rollover to an IRA:

   1. PARTICIPANT ROLLOVERS are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs (including SEPs, SARSEPs, and SIMPLE IRAs). Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distributing plan per 12 month period, while direct IRA to IRA transfers (where you do not directly receive a distribution) are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2 year period following the date you first participate in any SIMPLE Plan maintained by your employer.

   2. DIRECT ROLLOVERS are available to participants, surviving spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

  FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH AND ROTH CONVERSION IRAS, THAT FOLLOW.


  Certain distributions are not considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA; (3) required minimum distributions made during or after the year you reach age 70 1/2 or, if later and applicable, the year in which you retire; and (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed. Also, under the Internal Revenue Service Restructuring and Reform Act of 1998 (IRSRRA"98), hardship distributions made from 401(k) or 403(b) plans on or after January 1, 1999, are no longer considered eligible rollover distributions except as otherwise permitted by the Internal Revenue Service. The Internal Revenue Service announced transition relief from this rule for 1999.


  At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later be able to roll the value of the IRA into a new employer's plan PROVIDED YOU MAKE NO

                                     QD- 2
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

  CONTRIBUTIONS TO THE IRA OTHER THAN FROM THE FIRST EMPLOYER'S PLAN. THIS IS KNOWN AS "CONDUIT IRA," AND YOU SHOULD DESIGNATE YOUR ANNUITY AS SUCH WHEN YOU COMPLETE YOUR APPLICATION.

  SPOUSAL IRA ARRANGEMENT: In any year that your annuity is maintained under the rules for a Spousal IRA, the maximum combined contribution to the Spousal IRA and the "working" spouse's IRA for tax years after 1996, is the lesser of 100% of the combined compensation of both spouses which is includable in gross income (reduced by the amount of any contributions to a Roth IRA or the amount allowed as a deduction to the "working" spouse for contribution to his or her own IRA) or $4,000. No more than $2,000 may be contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an "active participant" in an employer-sponsored retirement plan for the year, and whether the adjusted gross income of the couple is above the applicable phase-out level. (SEE PART III. C., DEDUCTIBLE IRA CONTRIBUTIONS).

  The contribution limit for divorced spouses is the lesser of $2,000 or the total of the taxpayer's taxable compensation and alimony received for the year. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum deductible contribution limits).

  ROTH IRA: The maximum total annual contribution an individual can make to all IRAs (including Roth IRAs, but not Education, SARSEP or SIMPLE IRAs) is the lesser of $2,000 or 100% of compensation. (This limit does not apply to rollover contributions, which includes amounts converted from a Regular IRA to a Roth IRA). If an individual contributes to both a Regular IRA and Roth IRA for the same tax year, contributions are treated as first made to the Regular IRA. For Roth IRAs (which are available beginning in the 1998 tax year) this $2,000 limitation is phased out for adjusted gross incomes between $150,000 and $160,000 for joint filers; between $95,000 and $110,000 for single taxpayers; and between $0 and $10,000 for married individuals who file separate tax returns. AGI for this purpose includes any deductible contribution to a Regular IRA, (i.e., the deduction is disregarded) but does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA.

  Rollovers and transfers may also be made from one Roth IRA to another. Such rollovers or transfers are generally subject to the same timing and frequency rules as apply to Participant Rollovers and transfers from one Regular or Rollover IRA to another. (SEE PART II, MAXIMUM CONTRIBUTIONS: ROLLOVER IRA, ABOVE).

  Also, beginning in the 1998 tax year, rollovers or conversions may be made from non-Roth IRAs to a Roth IRA. These contributions can be commingled with regular Roth contributions if your policy permits. To be eligible to make such a conversion or rollover from a non-Roth IRA, the taxpayer's adjusted gross income ("AGI") for the taxable year cannot exceed $100,000 (joint or individual) and he or she must NOT be married filing a separate tax return (unless the taxpayer lives apart from his of her spouse at all times during the year). A rollover from a non-Roth IRA to a Roth IRA does not count toward the limit of one rollover per IRA in any 12-month period under the normal IRA rollover rules. Also, eligible rollover distributions received by you or your spouse from a qualified plan other than an IRA, may not be directly rolled over to a Roth IRA. However, you may be able to roll such a distribution over to a non-Roth IRA, then convert that IRA to a Roth IRA. Also if you are eligible to make a conversion, you may transfer amounts from most non-Roth IRAs (other than Education IRAs). Conversion of an individual's SIMPLE IRA is only permitted after expiration of the 2-year period which begins on the date the individual first participated in any SIMPLE IRA Plan of the employer. Once an amount in a SIMPLE IRA or SEP has been converted to a Roth IRA, it is treated as a Roth IRA contribution for all purposes. Future contributions under the SEP or SIMPLE Plan may not be made to the Roth IRA. AGI for the purpose of determining eligibility to convert to a Roth IRA does not include any amount included in income as a result of a rollover or conversion from a non-Roth IRA to a Roth IRA, but does include the amount of any deductible contribution made to a Regular IRA for the tax year. In addition, for tax years beginning before January 1, 2005, required minimum distributions from an IRA are included in AGI for purposes of determining eligibility for conversion to a Roth IRA. However, for tax years beginning after December 31, 2004, required minimum distributions from an IRA will not be included in AGI (solely for purposes of determining the $100,000 AGI limit on conversions).

  ROTH CONVERSION IRA: A Roth Conversion IRA is a Roth IRA that only accepts IRA conversion contributions made during the same tax year. YOU SHOULD NOT DESIGNATE YOUR POLICY AS A ROTH CONVERSION IRA IF YOU WISH TO MAKE BOTH REGULAR ROTH AND CONVERSION CONTRIBUTIONS TO THE POLICY.


  SPOUSAL ROTH IRA ARRANGEMENT: Beginning in the 1998 tax year, if the "non-working" spouse's compensation is less than $2,000, the spouses file a joint tax return, and their combined AGI (unreduced by any deductible IRA contribution made for the year, but not including any amounts includable in income as a result of a conversion to a Roth IRA) is $150,000 or below, a contribution of up to $2,000 may be made to a separate Spousal Roth IRA in the name of the "non-working" spouse. The $2,000 limit is phased out proportionately between $150,000 and $160,000 of AGI (modified as described above). Spouses are not required to make equal contributions to both Roth IRAs; however no more than $2,000 may be contributed to the "working" or "non-working" spouse's Roth IRA for any year, and the total amount contributed annually to all IRAs (including both Roth and Regular IRAs, but not Education, SARSEP, or SIMPLE IRAs) for both spouses cannot exceed $4,000. If the combined compensation of both spouses (reduced by any deductible IRA or non-deductible Roth contributions made for the "working" spouse) is less than $4,000, the total contribution for all IRAs is limited to the total amount of the spouses' combined compensation. These limits do not apply to rollover contributions.


  For divorced spouses, the contribution limit to a Roth IRA is the lesser of $2,000 or the total of the taxpayer's compensation and alimony received for the year, subject to the applicable phase-out limits for eligibility to make contributions to a Roth IRA. (Married individuals who live apart for the entire year and who file separate tax returns are treated as if they are single when determining the maximum contribution they are eligible to make in a Roth IRA).

  SEP IRA PLAN: In any year that your annuity is maintained under the rules for a SEP Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP IRA the same as you do to a Regular IRA; however, you will be considered an "active participant" for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the

                                     QD- 3
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000
  rules for a SARSEP, the maximum amount of employee pre-tax contributions which can be made is $7,000 (adjusted for cost of living increases). After December 31, 1996, new SARSEP plans may not be established. Employees may, however, continue to make salary reductions to a SARSEP plan established prior to January 1, 1997. In addition, employees hired after December 31, 1996 may participate in SARSEP plans established by their employers prior to 1997.

  SIMPLE IRA: Contributions to a SIMPLE IRA may not exceed the permissible amounts of employee elective contributions and required employer matching contributions or non-elective contributions. Annual employee elective contributions must be expressed as a percentage of compensation and may not exceed $6,000 (adjusted for cost of living increases). If an employer elects a matching contribution formula, it is generally required to match employee contributions dollar for dollar up to 3% of the employee's compensation for the year (but not in excess of $6,000 as adjusted for cost-of-living adjustments). An employer may elect a lower percentage match (but not below 1%) for a year, provided certain notice requirements are satisfied and the employer's election will not result in the matching percentage being lower than 3% in more than 2 of the 5 years in the 5-year period ending with that calendar year. Alternatively, an employer may elect to make non-elective contributions of 2% of compensation for all employees eligible to participate in the plan who have at least $5,000 in compensation for the year. The employer must notify employees of this election within specified time frames in advance of the plan year or election period. "Compensation" for purposes of the 2% non-elective contribution option may not exceed the limit on compensation under Code Section 401(a)(17) ($150,000, adjusted for cost of living increases).

F. DISTRIBUTIONS:

   1. NON-ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS:

      Payments to you from your IRA Plan (other than a Roth IRA) must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not already withdrawn your entire balance by this date, you may elect to receive the entire value of your IRA Plan on or before the RBD in one lump sum; or arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your designated beneficiary. UNDER A ROTH IRA, YOU ARE NOT REQUIRED TO TAKE DISTRIBUTIONS WHILE YOU ARE LIVING, EVEN AFTER YOU REACH AGE 701/2.

      RATE OF DISTRIBUTION: If you arrange for the value of your IRA Plan (other than a Roth IRA) to be paid to you as retirement income rather than as one lump sum, then you must abide by IRS rules governing how quickly the value of your IRA plan must be paid out to you. Generally, it is acceptable to have an insurance company annuity pay income to you for as long as you live, or for as long as you and your beneficiary live.

      Once you reach your RBD, you must withdraw at least a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution for your first "required distribution year" (assuming an annuity payout has not been elected) divide your entire interest (subject to certain adjustments) in your IRA (generally as of December 31 of the calendar year immediately preceding your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your designated beneficiary. For subsequent required distribution calendar years, the applicable life expectancy(ies) will be applied to your IRA account balance as of December 31 of the calendar year immediately preceding the distribution calendar year (subject to adjustments). Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

      Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise by the time distributions are required to begin. With the recalculation method, if a person whose life expectancy is being recalculated dies, his or her life expectancy will be zero in all subsequent years. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required during your lifetime under IRS regulations, unless your spouse is the designated beneficiary. If your designated beneficiary is not your spouse, the designated beneficiary's age will be deemed to be no more than ten
      (10) years younger than you when determining life expectancy for required payouts. However, under current I.R.S. proposed regulations, this rule only applies while you are living and life expectancy of your beneficiary after your death can be determined without regard to this rule.

      NON-ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS AFTER DEATH. If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used to determine distributions at the time of your death. If you die before the RBD, your entire interest must generally be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if a beneficiary is designated, the beneficiary may elect to receive distributions over his or her life expectancy if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the entire benefit will be paid to the beneficiary under the "five year payout rule". Also, if the designated beneficiary is your spouse, the life annuity distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the year in which you would have attained age 70 1/2. If your designated beneficiary is not your spouse, life annuity distributions must begin by December 31 of the year following your death. A surviving spouse may in the alternative elect to treat the policy as his or her own IRA. This election may be expressly made or will be deemed made if the spouse makes a regular IRA contribution to the policy, makes a rollover to or from the IRA, or fails to elect minimum distributions as described above.

   2. ROTH IRA DISTRIBUTION REQUIREMENTS:

      ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS WHILE YOU ARE LIVING. As long as you are alive, you are not required to take distributions from a Roth IRA, even after you reach age 70 1/2.

      ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS AFTER YOUR DEATH. Minimum distribution requirements apply to Roth IRAs only after you die. If you die after you have reached your Annuity Date, and have begun to receive distributions under an annuity option (not including an

                                     QD- 4
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000
      interest only option), the remaining portion of your policy interests will continue to be distributed to your designated beneficiary according to the terms of the elected options, (provided that method satisfies the requirements of Code Section 408(b)(3), as modified by Code Section 408A(c)(5)).

      If you die before you have elected an annuity option or before distribution of your entire interest in the policy has been made or begun, your entire interest in your Roth IRA generally must be distributed by the end of the calendar year which contains the fifth anniversary of your death (the "five year payout rule"). However, if there is a designated beneficiary, he or she may elect to receive distributions over a period not longer than his or her life expectancy provided the election is made and distributions commence by December 31 of the calendar year following the calendar year of your death. If the beneficiary does not make this election, the entire benefit will be paid to him or her under the "five year payout rule". If your designated beneficiary is your surviving spouse, he or she may elect to delay distributions until the later of the end of the calendar year following the year in which you died or the end of the year in which you would have reach age 70 1/2. If your sole designated beneficiary is your surviving spouse, he or she may elect to treat the policy as his or her own Roth IRA by making an express election to do so, by making a regular Roth IRA contribution or rollover contribution (as applicable or as permissible) to the policy, or by failing to elect minimum distributions under the "five year payout rule" or the life annuity options discussed above.

      Life expectancies will be determined by using IRS life expectancy tables. A surviving spouse's life expectancy will be recalculated annually, unless he or she irrevocably elects otherwise. Non-spousal beneficiary life expectancies will be determined using the beneficiary's attained age in the calendar year distributions are required to begin and reducing life expectancy by one for each year thereafter.

   3. TAKING REQUIRED MINIMUM DISTRIBUTIONS FROM ONE IRA:

      AGGREGATING MINIMUM DISTRIBUTIONS: If you are required to take minimum distributions from more than one IRA (either as owner of one or more Regular IRAs and/or as a beneficiary of one or more decedent's Roth IRAs or Regular IRAs), you may not have to take a minimum distribution from each IRA. (Regular and Roth IRAs are treated as different types of IRAs, so minimum distributions from a Roth IRA will not satisfy the minimum distributions required from a Regular IRA). Instead, you may be able to calculate the minimum distribution amount required for each IRA (considered to be of the same type) separately, add the relevant amounts and take the total required amount from one IRA or Roth IRA (as applicable). However, an individual required to receive minimum distributions as a beneficiary under a Roth IRA can only satisfy the minimum distributions for one Roth IRA by receiving distributions from another Roth IRA if the Roth IRAs were inherited from the same decedent. Because of these requirements, the Company cannot monitor the required distribution amounts from the Company's IRAs. Please check with your tax advisor to verify that you are receiving the proper amount from all of your IRAs.

PART III. RESTRICTIONS AND TAX CONSIDERATIONS:

A. TIMING OF CONTRIBUTIONS: Once you establish an IRA, (including a Roth or Spousal Roth IRA) contributions must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR. SEP IRA contributions must be made by the due date of the Employer's tax return (including extensions). SIMPLE IRA contributions, if permitted, must be made by the tax return due date for the employer (including extensions) for the year for which the contribution is made. Note, an employer is required to make SIMPLE plan contributions attributable to employee elective contributions as soon as it is administratively feasible to segregate these contributions from the employer's general assets, but in no event later than the 30th day of the month following the month in which the amounts would have otherwise been payable to the employee in cash.

B. TIMING OF ROTH IRA CONVERSIONS: Conversions from a non-Roth IRA to a Roth IRA for a particular tax year, MUST BE INITIATED SO THAT THE DISTRIBUTION OR TRANSFER FROM THE NON-ROTH IRA IS MADE BY DECEMBER 31 OF THAT YEAR. YOU DO NOT HAVE UNTIL THE DUE DATE OF YOUR TAX RETURN FOR A YEAR TO CONVERT A REGULAR IRA TO A ROTH IRA FOR THAT TAX YEAR. For example, if you wish to convert a Regular IRA to a Roth IRA in 1998, the conversion and transfer must be made by December 31, 1998, even though your tax return for 1998 may not be due until April 15, 1999.

C. DEDUCTIBLE IRA CONTRIBUTIONS: The amount of permissible contributions to your Regular IRA may or may not be deductible. If you or your spouse are not active participants in an employer sponsored retirement plan, any permissible contribution you make to your IRA will be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income
   (AGI).

   If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

   If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your AGI is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

   If your AGI is not above the maximum applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount.

                                     QD- 5
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

   Active participants with income above the phaseout range are not entitled to an IRA deduction. Due to changes made by the Taxpayer Relief Act of 1997, the phaseout limits are scheduled to increase as follows:

               YEAR                       MARRIED FILING JOINTLY        SINGLE/HEAD OF HOUSEHOLD
               ----                                 AGI                           AGI
1998............................... $50,000 - $ 60,000.................    $30,000 - $40,000
1999............................... $51,000 - $ 61,000.................    $31,000 - $41,000
2000............................... $52,000 - $ 62,000.................    $32,000 - $42,000
2001............................... $53,000 - $ 63,000.................    $33,000 - $43,000
2002............................... $54,000 - $ 64,000.................    $34,000 - $44,000
2003............................... $60,000 - $ 70,000.................    $40,000 - $50,000
2004............................... $65,000 - $ 75,000.................    $45,000 - $55,000
2005............................... $70,000 - $ 80,000.................    $50,000 - $60,000
2006............................... $75,000 - $ 85,000.................    $50,000 - $60,000
2007 and thereafter................ $80,000 - $100,000.................    $50,000 - $60,000

  You can elect to treat deductible contributions as non-deductible. SEP IRA, SARSEP, SIMPLE IRA and Roth IRA contributions are not deductible by you.

  Remember, except for rollovers, conversions or transfers, the maximum amount you may contribute to all IRAs (including Roth and Regular IRAs, but not Education IRAs) for a calendar year is $2,000 or 100% of compensation, whichever is less.

D. NON-DEDUCTIBLE REGULAR IRA CONTRIBUTIONS: It is possible for you to make non-deductible contributions to your Regular IRA (not including SIMPLE IRAs) even if you are not eligible to make deductible contributions to a Regular IRA or non-deductible contributions to a Roth IRA for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($4,000 combined when a Spousal IRA is also involved), or (2) 100% of your compensation (or, if a Spousal IRA is involved, 100% of you and your spouse's combined compensation, reduced by the amount of any deductible IRA contribution and non-deductible Roth IRA contribution made by the "working" spouse). For plan years beginning on or after January 1, 1998, the sum of your annual non-deductible (including Roth IRA) and deductible contributions, other than when combined with a Spousal IRA or Spousal Roth IRA, may not exceed $2,000. IF YOU WISH TO MAKE A NON-DEDUCTIBLE CONTRIBUTION, YOU MUST REPORT THIS ON YOUR TAX RETURN BY FILING FORM 8606 (NON-DEDUCTIBLE IRA). REMEMBER, YOU ARE REQUIRED TO KEEP TRACK OF YOUR NON-DEDUCTIBLE CONTRIBUTIONS AS THE COMPANY DOES NOT KEEP A RECORD OF THESE FOR YOU. THIS INFORMATION WILL BE NECESSARY TO DOCUMENT THAT THE CONTRIBUTIONS WERE MADE ON A NON-DEDUCTIBLE BASIS AND THEREFORE, ARE NOT TAXABLE UPON DISTRIBUTION.

E. EFFECTS OF CONVERSION OF REGULAR IRA TO ROTH IRA: If you convert all or part of a non-Roth IRA to a Roth IRA, the amount converted from the non-Roth IRA will be taxable as if it had been distributed to you in the year of distribution or transfer from the non-Roth IRA. If you made non-deductible contributions to any Regular IRA, part of the amount taken out of a Regular IRA for conversion will be taxable and part will be non-taxable. (Use IRS Form 8606 to determine how much of the withdrawal from your Regular IRA is taxable and how much is non-taxable). The taxable portion of the amount converted is includable in your income for the year of conversion. However, if the conversion takes place in 1998, or if the conversion amount is distributed in 1998 and contributed to a Roth IRA within 60 days of your receipt of the distribution, one quarter of the taxable amount will be includable in your income in 1998 and in each of the next three tax years. However, an individual who makes a conversion prior to January 1, 1999, can elect to include the full taxable conversion amount in income for 1998. This election is made on IRS Form 8606 by the individual and cannot be made or changed after the due date (including extensions) for filing the 1998 Federal income tax return. If a taxpayer dies before the end of the 4-year spread, the taxable portion of the conversion amount which has not been included in income will generally be taxable in the year of the taxpayer's death. However, if the sole beneficiary of the Roth IRA is the surviving spouse, he or she can elect to continue the 4-year spread. In addition, if the 4-year spread rule is utilized for 1998 conversions, any distributions of amounts subject to the 4-year spread occurring before 2001, will require acceleration of income inclusion as explained in the section which follows on TAXABILITY OF ROTH IRA DISTRIBUTIONS. (SEE PART III. J.)

   Amounts properly converted from a non-Roth IRA to a Roth IRA are generally not subject to the 10% early withdrawal penalty. However, if you make a conversion to a Roth IRA, but keep part of the money for any reason, that amount will be taxable in the year distributed from the non-Roth IRA and the taxable portion may be subject to the 10% early withdrawal penalty. In addition, under 1998 technical corrections, if an amount allocable to a conversion contribution is distributed from the Roth IRA during the 5-year period (beginning with the first day of the individual's taxable year in which the conversion contribution was made), it will be subject to a 10-percent premature distribution penalty tax (but only to the extent the conversion amount distributed was includable in gross income as a result of the conversion).


   You should consult with your tax advisor to ensure that you receive the tax benefits you desire before you contribute to a Roth IRA, convert to a Roth IRA or take distributions from a Roth IRA. IT WILL ALSO BE IMPORTANT FOR YOU TO KEEP TRACK OF AND REPORT ANY REGULAR OR CONVERSION CONTRIBUTIONS YOU MAKE TO YOUR ROTH IRAS AS REQUIRED BY THE IRS. CONVERSION CONTRIBUTIONS, RECHARACTERIZATIONS OF CONVERSIONS AND DISTRIBUTIONS FROM A ROTH IRA MUST BE REPORTED ON IRS FORM 8606.



F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS: IRA owners are permitted, beginning in 1998, to treat a contribution made to one type of IRA as made to a different type of IRA for a taxable year in a process known as "recharacterization". A recharacterization is accomplished by an individual who has made a contribution to an IRA of one type for a taxable year, electing to treat the contribution as having been made to a second IRA of a different type for the taxable year. To accomplish the recharacterization, a trustee-to-trustee transfer from the first IRA to the second IRA must be made on or before the due date (including extensions) for filing the individual's Federal income tax return for the taxable year for which the contribution was made to the first IRA. HOWEVER, IN ANNOUNCEMENT 99-104, THE IRS HAS INDICATED THAT A CALENDAR YEAR TAXPAYER THAT HAS TIMELY FILED HIS 1998 FEDERAL INCOME TAX RETURN, CAN ELECT TO RECHARACTERIZE A 1998 IRA CONTRIBUTION,


                                     QD- 6
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

   INCLUDING A ROTH IRA CONVERSION, PROVIDED APPROPRIATE CORRECTIVE ACTION IS TAKEN BY DECEMBER 31, 1999. FOR THE 1999 TAX YEAR, THE DEADLINE IS CURRENTLY OCTOBER 16, 2000 (SEE FORM 8606 INSTRUCTIONS). APPROPRIATE CORRECTIVE ACTION MAY INCLUDE NOTIFYING THE TRUSTEE OR ISSUER; HAVING THE TRUSTEE OR ISSUER ACTUALLY MAKING THE TRANSFER OR ACCOUNT REDESIGNATION; AND FILING AN AMENDED 1998 OR 1999, AS APPROPRIATE, FEDERAL INCOME TAX RETURN TO REFLECT THE RECHARACTERIZATION. FOR 1998, THE CORRECTED RETURN MUST BE FILED BY APRIL 15, 2000. Any net income attributable to the recharacterized contribution must also be transferred to the second IRA. Once the transfer is made, the election is irrevocable. The effect of recharacterizing a contribution is that it is treated as having been originally contributed to the second IRA on the same date and (in the case of a regular contribution) for the same taxable year that the contribution was made to the first IRA. If you elect to recharacterize a contribution, you must report the recharacterization and treat the contribution as having been made to the second IRA, instead of the first, on your Federal income tax return.


   Examples of where a recharacterization election might be useful or desired include: where an individual discovers he was ineligible to convert a regular IRA to a Roth IRA because his adjusted gross income exceeded $100,000; amounts were erroneously rolled over from a traditional IRA to a SIMPLE IRA; or an individual decides after he has made a contribution to a regular IRA for a tax year that he is eligible for and prefers to contribute to a Roth IRA, or vice versa. Recharacterizations are not permitted where a deduction has been taken for the contribution to the first IRA; the contribution to the first IRA was the result of a tax-free transfer or; the original contribution was an employer contribution to a SIMPLE or SEP IRA.

   RECONVERSION RULES:

  Also, the IRS has issued guidance that indicates amounts recharacterized from a conversion Roth IRA to a Regular IRA, may be "reconverted" to a Roth IRA one time in 1998 after November 1, 1998; and one time in 1999. For purposes of the rule applicable in 1998 and 1999, the IRA owner is not treated as having previously converted an amount if the conversion failed because he or she was ineligible to convert because of his or her AGI or tax filing status. Also, under the 1998-1999 rule, any reconversion that violates the "one reconversion" rule, is treated as an "excess reconversion" rather than a "failed conversion". In other words, with an "excess reconversion" the Roth IRA owner is still treated as having made a conversion to a Roth IRA, but the "excess reconversion" and the last preceding recharacterization are disregarded in determining the owner's taxable conversion amount (which is based on the last reconversion that was not an "excess reconversion").

  For taxable years after 1999, if you convert a non-Roth IRA to a Roth IRA and then recharacterize it back to a non-Roth IRA, you are not permitted by IRS rules to reconvert the amount from the non-Roth IRA back to a Roth IRA before the beginning of the taxable year following the taxable year in which the amount was converted to a Roth IRA or, if later, the end of the 30-day period beginning on the day on which you recharacterized the Roth IRA to a non-Roth IRA. This rule will apply even if you were not eligible to make the original conversion because of your AGI or tax filing status. If you attempt a reconversion prior to the time permitted, it will be treated as a "failed conversion". The remedy for a failed conversion is recharacterization to a non-Roth IRA. If the failed conversion is not corrected, it will be treated as a regular contribution to a Roth IRA and thus, may be an excess contribution subject to a 6% excise tax for each tax year it remains in the Roth IRA to the extent it exceeds the maximum regular Roth IRA contribution permitted for the tax year. (SEE PART III. G., EXCESS CONTRIBUTIONS, BELOW). Also, the failed conversion will be subject to the 10% premature distribution penalty tax, unless corrected or an exception to that tax applies. CONSULT WITH YOUR TAX ADVISOR BEFORE ATTEMPTING A "RECONVERSION".

G. EXCESS CONTRIBUTIONS: There is a 6% IRS penalty tax on IRA contributions made in excess of permissible contribution limits. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution penalty tax (SEE PART III, PREMATURE IRA DISTRIBUTIONS). The 6% excess contribution penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction). If a taxpayer transfers amounts contributed for a tax year to a Regular IRA (and any earnings allocated to such amounts) to a Roth IRA by the due date for filing the return for such tax year (including extensions), the amounts are not included in the taxpayer's gross income to the extent that no deduction was allowed for the contribution (SEE
   PART III. F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS ABOVE).

   EXCESS CONTRIBUTIONS TO A ROTH IRA: If you are ineligible and convert a Regular IRA to a Roth IRA, all or a part of the amount you convert may be an excess contribution. (Examples may include conversions made when your Roth AGI exceeds $100,000 or because you fail to timely make the rollover contribution from the Regular IRA to the Roth IRA). In tax years after 1999, you may also have an excess contribution if your conversion is a "failed conversion" that is not timely corrected. You will have an excess contribution if the ineligible amounts you convert and the contributions you make to all your IRAs for the tax year exceed your IRA contribution limits for the year. To avoid the 6% excise tax on excess contributions, you must withdraw the excess contributions plus earnings before the due date of your tax return (plus extensions) or recharacterize the contribution, if permitted (SEE PART III. F. RECHARACTERIZATION OF IRA AND ROTH IRA CONTRIBUTIONS ABOVE).

H. LOANS AND PROHIBITED TRANSACTIONS: You may not borrow from your IRA Plan (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA Plan, and its full value (or taxable portions of your Roth IRA or non-deductible Regular IRA) would be includable in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code. A pledge of your IRA as security for a loan will cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

I. TAXABILITY OF REGULAR IRA DISTRIBUTIONS: Any cash distribution from your IRA Plan, other than a Roth IRA, is normally taxable as ordinary income. All IRAs of an individual are treated as one contract.

                                     QD- 7
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

   All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment in the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount excludable from income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual.

J. TAXABILITY OF ROTH IRA DISTRIBUTIONS: "Qualified distributions" from a Roth IRA are not included in the taxpayer's gross income and are not subject to the additional ten percent (10%) early withdrawal penalty tax. To be a "qualified distribution," the distribution must satisfy a five-year holding period and meet one of the following four requirements: (1) be made on or after the date on which the individual attains age 59 1/2; (2) be made to a beneficiary or the individual's estate on or after the individual's death;
   (3) be attributable to the individual being disabled; or (4) be a distribution to pay for a "qualified" first-time home purchase (up to a lifetime limit of $10,000). The five-year holding period for escaping inclusion in income begins with the first day of the tax year in which any contribution (including a conversion from a Regular IRA) is made to a Roth IRA of the taxpayer. If the Roth IRA owner dies, this 5-taxable-year period is not redetermined for the Roth IRA while it is held in the name of a beneficiary or a surviving spouse who treats the decedent's Roth IRA as his or her own. However, a surviving spouse who treats the Roth IRA as his or her own, must receive any distributions as coming from the surviving spouse's own Roth IRA, thus it cannot be treated as being received by a beneficiary on or after the owner's death for purposes of determining whether the distribution is a "qualified distribution".

   If a distribution from a Roth IRA is not a "qualified distribution" and it includes amounts allocable to earnings, the earnings distributed are includable in taxable income and may be subject to the 10% premature distribution penalty if the taxpayer is under age 59 1/2. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made. Only the portion of the conversion includable in income as a result of the conversion would be subject to the penalty tax under this rule. The 5-taxable-year period for this purpose is determined separately for each conversion contribution and may not be the same as the 5-taxable-year period used to determine whether a distribution from a Roth IRA is a "qualified distribution" or not. FOR THIS REASON IT IS IMPORTANT THAT YOU KEEP TRACK OF WHEN YOUR CONVERSION CONTRIBUTIONS ARE MADE TO YOUR ROTH IRA. (SEE PART III. L., PREMATURE IRA DISTRIBUTIONS).

   Unlike Regular IRAs, distributions from Roth IRAs come first from regular contributions, then converted amounts on a first-in first-out basis, and last from earnings. Any distributions made before 2001 which are attributable to 1998 conversion contributions for which the 4-year income-tax spread is being utilized, will result in an acceleration of taxable income in the year of distribution up to the amount of the distribution allocable to the 1998 conversion. This amount is in addition to the amount otherwise includable in gross income for that taxable year as a result of the conversion, but not in excess of the amount required to be included over the 4-year period. This tax treatment would likewise apply in the case of distributions made by a surviving spouse who elects to continue the 4-year spread on death of the original owner of the Roth IRA. Generally, all Roth IRAs (both regular Roth IRAs and Roth Conversion IRAs) must be treated as one for purposes of determining the taxation of distributions. However, if a Roth IRA is held by an individual as beneficiary of a deceased Roth IRA owner, the 5-taxable-year period used to determine whether distributions are qualified or not is determined independently of the 5-year-taxable period for the beneficiary's own Roth IRAs. However, if a surviving spouse elects to treat the Roth IRA as his or her own, the 5-year-taxable period for all of the surviving spouse's Roth IRAs is the earlier of the end of either the 5-taxable-year period for the decedent or that applicable to the surviving spouse's own Roth IRAs.

   THE RULES FOR TAXING NON-QUALIFIED DISTRIBUTIONS AND PREMATURE DISTRIBUTIONS OF CONVERSION AMOUNTS FROM A ROTH IRA ARE COMPLEX. TO ENSURE THAT YOU RECEIVE THE TAX RESULT YOU DESIRE, YOU SHOULD CONSULT WITH YOUR TAX ADVISOR BEFORE TAKING A DISTRIBUTION FROM A ROTH IRA.

K. LUMP SUM DISTRIBUTION: If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth IRA), and is not eligible for the special 5 or 10 year averaging tax rules under Code Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

L. PREMATURE IRA DISTRIBUTIONS: There is a 10% penalty tax on taxable amounts distributed from your IRA (including the taxable portion of any non-qualified distributions from a Roth IRA, or if you receive a distribution of conversion amounts within the five-year period beginning with the year of the conversion, any amounts distributed that were originally taxable as a result of the conversion) prior to the attainment of age 59 1/2, except for: (1) distributions made to a beneficiary on or after the owner's death; (2) distributions attributable to the owner's being disabled as defined in Code
   Section 72(m)(7); (3) distributions that are part of a series of substantially equal periodic payments (made at least annually) for the life of the annuitant or the joint lives of the annuitant and his or her beneficiary; (4) distributions made on or after January 1, 1997 for medical expenses which exceed 7.5% of the annuitant's adjusted gross income; (5) distributions made on or after January 1, 1997, to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) distributions made on or after January 1, 1998 for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; or (7) qualified first-time home buyer distributions made on or after January 1, 1998 (up to a lifetime maximum of $10,000) used within 120 days of withdrawal to buy, build or rebuild a first home that is the principal residence of the individual, his or her spouse, or any child, grandchild, or ancestor of the individual or spouse. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty. (BUT SEE ROTH IRA EXCEPTIONS BELOW). Also, beginning January 1, 2000, distributions to satisfy a levy issued by the IRS will also be exempt from the 10% penalty tax.

   Distributions from a SIMPLE Plan during the two-year period beginning on the date the employee first participated in the employer's SIMPLE Plan will be subject to a 25% (rather than 10%) premature distribution penalty tax.

                                     QD- 8
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

   Distributions from a Roth IRA made before the expiration of the applicable 5 year holding period (SEE TAXABILITY OF ROTH IRA DISTRIBUTIONS) are not treated as qualified distributions and are subject to the 10% penalty tax to the extent they are includable in taxable income. In addition, any conversion amounts distributed within the five-year period beginning with the year in which the conversion occurred, are subject to the 10% penalty tax even if the distribution is not currently taxable as income, unless one of the above mentioned exceptions to the penalty tax applies. The penalty tax will only apply to the amount of the conversion that was includable in income as a result of the conversion (i.e., it will not apply to non-deductible contributions that were converted from the Regular IRA).

M. MINIMUM REQUIRED DISTRIBUTIONS: SEE PART II. F.1. AND F.2., NON-ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS AND ROTH IRA MINIMUM DISTRIBUTION REQUIREMENTS. If a minimum distribution is not made from your IRA (including a Roth IRA) for a tax year in which it is required, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

N. GIFT AND ESTATE TAX CONSEQUENCES: The designation of a beneficiary to receive funds from a Regular or a Roth IRA is not considered a transfer subject to federal gift taxes. However, funds remaining in your IRA (Regular or Roth) at the time of your death are includable in your federal gross estate for tax purposes. In addition, if the owner of an IRA or Roth IRA transfers his or her IRA or Roth IRA to another individual by gift, the gift will be considered an assignment and cause the assets of the IRA or Roth IRA to be deemed distributed to the owner, and will no longer be treated as held in the IRA. The IRS has indicated that for gifts of a Roth IRA made prior to October 1, 1998, if the entire interest in the Roth IRA is reconveyed to the original Roth IRA owner prior to January 1, 1999, the IRS will disregard the gift and reconveyance for most tax purposes.

O. MAXIMUM DISTRIBUTIONS: The Taxpayer Relief Act of 1997 repealed both the 15% excess accumulation estate tax and excess distribution excise tax which previously applied to excess retirement plan accumulations at death and excess lifetime retirement plan distributions. These rules are repealed for plan distributions made and decedents who die after December 31, 1996.

P. TAX FILING-REGULAR IRAS: You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and (2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on your regular Form 1040. In some years, you may be required to file Form 5329 and/or Form 8606 in connection with your Regular IRA. Form 5329 is filed as an attachment to Form 1040 or 1040A for any tax year that special penalty taxes apply to your IRA. If you make non-deductible contributions to a regular IRA, you must designate those contributions as non-deductible on Form 8606 and attach it to your Form 1040 or 1040A. There is a $100 penalty each time you overstate the amount of your non-deductible contributions unless you can prove the overstatement was due to reasonable cause. Additional information is required on Form 8606 in years you receive a distribution from a Regular IRA. There is a $50 penalty for each failure to file a required Form 8606 unless you can prove the failure was due to reasonable cause. For further information, consult the instructions for Form 5329 (Additional Taxes Attributable to Qualified Retirement Plans (including IRAs), Annuities, and Modified Endowment Contracts), Form 8606 and IRS Publication 590.


Q. TAX FILING-ROTH IRA: It is your responsibility to keep records of your regular and conversion contributions to a Roth IRA and to file any income tax forms the Internal Revenue Service may require of you as a Roth IRA owner. You will need this information to calculate your taxable income if any, when distributions from the Roth IRA begin. For example, conversion contributions must be reported to the Service on Form 8606. Form 5329 is required to be filed to the Service by you to report and remit any penalty or excise taxes. Consult the instructions to your tax return or your tax advisor for additional reporting requirements that may apply. Additional information is also available in IRS Publication 590.


R. TAX ADVICE: The Company is providing this general information as required by regulations issued under the Internal Revenue Code and assumes no responsibility for its application to your particular tax situation. Please consult with your personal tax advisor regarding specific questions you may have.

   With respect to ROTH IRAS, you should be aware that Congress has recently enacted legislation that substantially revises the rules relating to distributions from and conversions to Roth IRAs which applies retroactive to January 1, 1998. Because of this, and because guidance regarding these changes has just recently been finalized by the Internal Revenue Service, you should consult with a tax advisor prior to establishing, making contributions to, or taking distributions from a Roth IRA, to ensure that you receive the tax result you anticipate.

S. ADDITIONAL INFORMATION: You may obtain more information about IRA Plans from any district office of the IRS and IRS Publication 590.

PART IV. STATUS OF THE COMPANY'S IRA PLAN:

INTERNAL REVENUE SERVICE APPROVAL LETTER: The Company has received approval from the Internal Revenue Service as to the form of OVERTURE ANNUITY II (Form 4782), for use in funding Regular IRA plans. It has also been approved as to form for use in funding a SIMPLE IRA. The Company uses an IRS model Roth IRA endorsement which is "deemed approved: by the IRS. Such approval, when received, is a determination only as to the form of the Annuity Contract, and does not represent a determination of the merits of the annuity.

PART V. FINANCIAL DISCLOSURE:

The following is a general description and required financial disclosure information for the variable annuity product, OVERTURE ANNUITY II (Form 4782) offered by the Company, hereafter referred to as the policy.

In order for you to achieve your retirement objectives, you should be prepared to make your IRA Plan a long term savings program. An IRA is not suited to short-term savings, nor was it intended to be by Congress, as indicated by the general rule that penalties apply to withdrawals before age 59 1/2, subject to certain exceptions (see PART III; PREMATURE IRA DISTRIBUTIONS). However, you should be aware of the values in your IRA Plan during the early years as well as at retirement.

                                     QD- 9
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

Prior to the annuity date, the policy allows you to accumulate funds based on the investment experience of the assets underlying the policy in the Separate Account or the Fixed Account. Currently, the assets which underlie the Separate Account are invested exclusively in shares of mutual funds, the "Funds", managed or administered by several fund managers. Each of the Subaccounts of the Separate Account invest solely in the corresponding portfolio of the Funds. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives which are described in the accompanying prospectus for the Funds which you would have received when making the purchase of your annuity. The accumulation value of your IRA Plan allocated to the Separate Account will vary in accordance with the investment performance of the Subaccounts you selected. Therefore, for assets in the Separate Account, you bear the entire investment risk prior to the annuity date.

Premium payments and subsequent allocations to the Fixed Account are placed in the general account of the Company which supports insurance and annuity obligations. Policyowners are paid interest on the amounts placed in the Fixed Account at guaranteed rates (3.5%) or at higher rates declared by the Company.

ACCUMULATION VALUE: On the effective date, the accumulation value of the policy is equal to the premium received, reduced by any applicable premium taxes. Thereafter, the accumulation value of the policy is determined as of the close of trading on the New York Stock Exchange on each valuation date by multiplying the number of accumulation units for each Subaccount credited to the policy by the current value of an accumulation unit for each Subaccount, and by adding the amount deposited in the Fixed Account, plus interest. The current value of an accumulation unit reflects the increase or decrease in value due to investment results of the Subaccount and certain charges, as described below. The number of accumulation units credited to the policy is decreased by any annual policy fee, any withdrawals and any charges upon withdrawal and, upon annuitization, any applicable premium taxes and charges.

A valuation period is the period between successive valuation dates. It begins at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The accumulation value is expected to change from valuation period to valuation period, reflecting the net investment experience of the selected portfolios of the Funds, interest earned in the Fixed Account, additional premium payments, partial withdrawals, as well as the deduction of any applicable charges under the policy. GROWTH IN THE ACCUMULATION VALUE BASED ON INVESTMENTS IN THE SEPARATE ACCOUNT IS NEITHER GUARANTEED NOR PROJECTED.

VALUE OF ACCUMULATION UNITS: The accumulation units of each Subaccount are valued separately. The value of an accumulation unit may change each valuation period according to the net investment performance of the shares purchased by each Subaccount and the daily charge under the policy for mortality and expense risks, any daily administrative fee, and if applicable, any federal and state income tax charges.

CASH SURRENDER VALUE: The amount available for full or partial withdrawal, which is the accumulation value less any contingent deferred sales charge, any applicable premium taxes, and, in the case of a full withdrawal, the annual policy fee.

ANNUAL POLICY FEE: An annual policy fee of $30 is deducted from the accumulation value on the last valuation date of each policy year and on a full withdrawal if between policy anniversaries. This charge reimburses the Company for the administrative costs of maintaining the policy on the Company's system. This charge may be increased to a maximum of $50 and may be reduced or eliminated.

ANNUAL ADMINISTRATION FEE: A charge at an annual rate of .20% of the accumulation value. This charge is subtracted when determining the daily accumulation unit value. This charge, which is guaranteed not to be increased, is designed to reimburse the Company for administrative expenses incurred in connection with issuing the policy and ongoing administrative expenses incurred in connection with servicing and maintaining the policies. These expenses include the cost of processing the application and premium payment, establishing policy records, processing and servicing owner transactions and policy changes, recordkeeping, preparing and mailing reports, processing death benefit claims, and overhead costs.

MORTALITY AND EXPENSE RISK CHARGE: The Company imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. For assuming these risks, the Company makes a daily charge equal to an annual rate of 1.25% of the value of the average daily net assets of the Account. This charge is subtracted when determining the daily accumulation unit value. The Company guarantees that this charge will never increase. If this charge is insufficient to cover assumed risks, the loss will fall on the Company. Conversely, if the charge proves more than sufficient, any excess will be added to the Company's surplus. No mortality and expense risk charge is imposed on the Fixed Account.

TAXES: The Company will, where such taxes are imposed by state law upon the receipt of a premium payment, deduct premium taxes. If premium taxes are imposed upon annuitization, the Company will deduct applicable premium taxes at that time. Applicable premium tax rates depend upon such factors as the policyowner's current state of residency, and the insurance laws and the status of the Company in states where premium taxes are incurred. Currently, premium taxes range from 0% to 3.5% of the premium paid. Applicable premium tax rates are subject to change by legislation, administrative interpretations, or judicial acts. The owner will be notified of any applicable premium taxes.


PARTIAL AND FULL WITHDRAWALS: The owner may make a partial or a full withdrawal of the policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living, by sending a written request to the Company. Partial withdrawals may be either systematic or elective. Systematic withdrawals provide for an automatic withdrawal, whereas, each elective withdrawal must be elected by the owner. Systematic partial withdrawals are available on a monthly, quarterly, semi-annual, or annual mode. If an annuity option is elected, no partial or full withdrawals may be made after the annuity date except as permitted under the particular annuity option. Systematic or partial withdrawals may be continued after the annuity date, for Qualified Policies, with AVLIC's consent. The amount available for a full or partial withdrawal (cash surrender value) is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any contingent deferred sales charge, any applicable premium taxes, and in the case of a full withdrawal, less the annual policy fee that would be due on the last valuation date of the policy year. The cash surrender value may be paid in a lump sum to the owner, or, if elected, all or any part may be paid out under an annuity income option.


                                     QD- 10
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

CONTINGENT DEFERRED SALES CHARGE: Since no deduction for a sales charge is made from the premium payment, a contingent deferred sales charge is imposed on certain partial and full withdrawals, and upon certain annuitizations to cover certain expenses relating to the distribution of the policies, including commissions to registered representatives and other promotional expenses.

Total withdrawals in a policy year which exceed the greater of: 1) 10% of the accumulation value at the time of the withdrawal, or 2) any portion of the accumulation value which exceeds the total premium deposit will be subject to a contingent deferred sales charge (withdrawal charge).

Contingent deferred sales charges are assessed only on premiums paid based upon the number of years since the policy year in which the premiums withdrawn were paid, on a first-paid, first-withdrawn basis.

Where a partial or full withdrawal is taken or amounts are applied under an annuity option, the amount withdrawn or annuitized (less any amount entitled to the free withdrawal) will be subject to a contingent deferred sales charge expressed in the following manner:

The charge will be a percentage of the premium payments withdrawn or annuitized.

CHARGE AS A % OF EACH   YEARS SINCE RECEIPT OF
   PREMIUM PAYMENT       EACH PREMIUM PAYMENT
---------------------   ----------------------
     6                             1
     6                             2
     6                             3
     5                             4
     4                             5
     3                             6
     2                             7
     0                            8+

In the case of a partial withdrawal or annuitization, the contingent deferred sales charge will be deducted from the amounts remaining under the policy. The charge will be allocated pro rata among the Subaccounts or the Fixed Account based on the accumulation value in each prior to the withdrawal or annuitization unless an owner requests a partial withdrawal or annuitization from particular Subaccounts or the Fixed Account, in which case the charge will be allocated among those Subaccounts or the Fixed Account in the same manner as the withdrawal. In the case of a full withdrawal or annuitization, the contingent deferred sales charge is deducted from the amount paid to the owner. Contingent deferred sales charges will not be imposed on certain withdrawals if the amounts withdrawn are applied under the Life Annuity or Joint and Last Survivor Annuity Income Options.

SALES COMMISSIONS: No deductions are made from the premium payments for sales charges. Compensation to the sales force is a maximum 6.5% based on premiums paid. To offset the costs of compensation and distribution expenses, a contingent deferred sales charge as described above is imposed on certain partial and full withdrawals.

                                     QD- 11
                              IRA/SEP/SIMPLE/ROTH
                               ANNUITY II; 2/2000

[AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO]
                            EMPLOYEE BENEFIT PLAN
                            INFORMATION STATEMENT
                            401(A) PENSION/PROFIT SHARING PLANS
                            403(B) ERISA PLANS
--------------------------------------------------------------------------------

For purchasers of a 401(a) Pension/Profit Sharing Plan, or 403(b) ERISA Plan, the purpose of this statement is to inform you as an independent Fiduciary of the Employee Benefit Plan, of the Sales Representative's relationship to and compensation from Ameritas Variable Life Insurance Company (AVLIC), as well as to describe certain fees and charges under the OVERTURE ANNUITY II Policy being purchased from the Sales Representative.

The Sales Representative is appointed with AVLIC as its Sales Representative and is a Securities Registered Representative. In this position, the Sales Representative is employed to procure and submit to AVLIC applications for contracts, including applications for OVERTURE ANNUITY II.

COMMISSIONS, FEES AND CHARGES

The following commissions, fees and charges apply to OVERTURE ANNUITY II
(policy):

SALES COMMISSION: No deductions are made from the premium payments for sales charges. Compensation to the Sales Representative's Broker/ Dealer is a maximum of up to 6.5% based on premiums paid. To offset the costs of compensation and distribution expenses, a contingent deferred sales charge as described below is imposed on certain partial and full withdrawals.

ANNUAL POLICY FEE: An annual policy fee of $30 is deducted from the accumulation value in the policy on the last valuation date of each policy year or on a full withdrawal if between policy anniversaries. This charge reimburses AVLIC for the administrative costs of maintaining the policy on AVLIC's system. This charge may be increased to a maximum of $50 and may be reduced or eliminated.

ANNUAL ADMINISTRATION FEE: The administration fee is a charge at an annual rate of .20% of the accumulation value. This charge is subtracted when determining the daily accumulation unit value. This charge is guaranteed not to increase and is designed to reimburse AVLIC for administrative expenses of issuing, servicing and maintaining the policies. AVLIC does not expect to make a profit on this fee.

MORTALITY AND EXPENSE RISK CHARGE: AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. AVLIC makes a daily charge equal to an annual rate of 1.25% of the value of the average daily net assets of the Account under the policies. This charge is subtracted when determining the daily accumulation unit value. AVLIC guarantees that this charge will never increase. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.


PARTIAL AND FULL WITHDRAWALS: The policyowner may make a partial or a full withdrawal of the policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living by sending a written request to AVLIC. Partial withdrawals may be either systematic or elective. Systematic withdrawals provide for an automatic withdrawal, whereas, each elective withdrawal must be elected by the owner. Systematic partial withdrawals are available on a monthly, quarterly, semi-annual, or annual mode. No partial or full withdrawals may be made after the annuity date except as permitted under the particular annuity option or as may be permitted under the Plan and the Internal Revenue Code and applicable regulations. The amount available for partial or full withdrawal (cash surrender value) is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any contingent deferred sales charge, any applicable premium taxes, and in the case of a full withdrawal, the annual policy fee that would be due on the last valuation date of the policy year. The cash surrender value may be paid in a lump sum to the owner, or if elected, all or any part may be paid out under an annuity income option.


CONTINGENT DEFERRED SALES CHARGE: Since no deduction for a sales charge is made from the premium payment(s), a contingent deferred sales charge is imposed unless waived on certain partial and full withdrawals, and upon certain annuitizations to cover expenses relating to Registered Representatives and promotional expenses.

Total withdrawals in a policy year which exceed the greater of: (1) 10% of the accumulation value at the time of the withdrawal, or (2) any portion of the accumulation value which exceeds the total premium deposit will be subject to a contingent deferred sales charge. Contingent deferred sales charges are assessed only on premiums paid based upon the number of years since the policy year in which the premiums withdrawn were paid, on a first-paid, first-withdrawn basis.

                                    PENSION
                                     QD- 12
                               ANNUITY II; 2/2000

Where a partial or full withdrawal is taken or amounts are applied under an annuity option, the amount withdrawn or annuitized (less any amount entitled to the free withdrawal) will be subject to a contingent deferred sales charge expressed as a percentage of the premium payments withdrawn or annuitized as follows:

CHARGE AS A % OF EACH   YEARS SINCE RECEIPT OF
   PREMIUM PAYMENT       EACH PREMIUM PAYMENT
---------------------   ----------------------
     6                             1
     6                             2
     6                             3
     5                             4
     4                             5
     3                             6
     2                             7
     0                             8+

In the case of a partial withdrawal or annuitization, the contingent deferred sales charge will be deducted from the amounts remaining under the policy. The charge will be allocated pro rata among the Subaccounts or the Fixed Account based on the accumulation value in each prior to the withdrawal or annuitization unless an owner requests a partial withdrawal or annuitization from particular Subaccounts or the Fixed Account, in which case the charge will be allocated among those Subaccounts or the Fixed Account in the same manner as the withdrawal. In the case of a full withdrawal or annuitization, the contingent deferred sales charge is deducted from the amount paid to the owner. Contingent deferred sales charges will not be imposed on certain withdrawals if the amounts withdrawn are applied under the Life Annuity or Joint and Last Survivor Annuity Income Options.

TAXES: AVLIC will deduct premium taxes upon receipt of a premium payment or upon annuitization depending upon the requirements of the law of the state of the policyowner's residence. Currently, premium taxes range from 0% to 3.5% of the premium paid, but are subject to change by legislation, administrative interpretations, or judicial act.

FUND INVESTMENT ADVISORY FEES AND EXPENSES: At the direction of the policyowner, the Separate Account VA-2 purchases shares of Funds which are available for investment under this policy. The net assets of the Separate Account VA-2 will reflect the value of the Fund shares and therefore, investment advisory fees and other expenses of the Funds. A complete description of these fees and expenses is contained in the Funds' Prospectuses.

403(b) TAX SHELTERED ANNUITY (TSA) PLANS-WITHDRAWAL RESTRICTIONS

--------------------------------------------------------------------------------

For purchasers of a 403(b) Tax Sheltered Annuity (TSA) Plan, or 403(b) ERISA Plan, the purpose of this statement is to inform you, as the purchaser of the annuity or as the Fiduciary of an Employee Benefit Plan purchasing the annuity, of the following distribution limitations, notwithstanding policy language to the contrary. If this policy is purchased by the policyowner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC) Section 403(b), distributions under the policy are limited as follows:

1. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC Section 402(g)(3)(c) may be paid only:

(A) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC Section 72(m)(7); or

(B) in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made).

2. Distributions attributable to funds transferred from IRC Section 403(b)(7) custodial account may be paid or made available only:

(A) When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC Section 72(m)(7); or

(B) in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

     (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

     (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC Section 3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions.

                                    PENSION
                                     QD- 13
                               ANNUITY II; 2/2000

PART B                                                REGISTRATION NO. 33-33844













                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                    FLEXIBLE PREMIUM VARIABLE ANNUITY POLICY

                                   OFFERED BY

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                           (A NEBRASKA STOCK COMPANY)
                                 5900 "O" STREET
                             LINCOLN, NEBRASKA 68510


This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Variable Annuity Policy ("Policy") offered by Ameritas Variable Life Insurance Company ("AVLIC"). You may obtain a copy of the Prospectus dated May 1, 2000, by writing Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510, or calling, 1-800-745-1112. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.





Dated:          May 1, 2000

TABLE OF CONTENTS

                                                                           Page

GENERAL INFORMATION AND HISTORY...........................................   2
THE POLICY................................................................   2
     Accumulation Value...................................................   2
     Value of Accumulation Units..........................................   2
     Calculation of Performance Data......................................   2
     Total Return.........................................................   3
     Performance..........................................................   5
     Yields...............................................................   7
GENERAL MATTERS...........................................................   7
     The Policy...........................................................   7
     Non-Participating....................................................   8
     Assignment...........................................................   8
     Annuity Data.........................................................   8
     Ownership............................................................   8
     Joint Annuitant......................................................   8
     IRS Required Distributions...........................................   8
FEDERAL TAX MATTERS.......................................................   9
     Taxation of AVLIC....................................................   9
     Tax Status of the Policies...........................................   9
     Qualified Policies...................................................   9
DISTRIBUTION OF THE POLICY................................................  10
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS....................................  10
AVLIC.....................................................................  10
STATE REGULATION..........................................................  11
LEGAL MATTERS.............................................................  11
EXPERTS...................................................................  11
OTHER INFORMATION.........................................................  11
FINANCIAL STATEMENTS......................................................  11

                                   ANNUITY II
                                      SAI 1

GENERAL INFORMATION AND HISTORY:

In order to supplement the description in the Prospectus, the following provides additional information concerning AVLIC and its history.

As of April 1, 1996, AVLIC is a wholly owned subsidiary of AMAL Corporation, a Nebraska stock company. AMAL Corporation is a joint venture of Ameritas Life Insurance Corp. (Ameritas Life), which owns a majority interest in AMAL Corporation; and AmerUs Life Insurance Company (AmerUs Life), an Iowa stock life insurance company, which owns a minority interest in AMAL Corporation.

AVLIC may publish in advertisements and reports to Policy Owners, the ratings and other information assigned it by one or more independent rating services. The purpose of the ratings are to reflect the financial strength and/or claims-paying ability of AVLIC.

THE POLICY

In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to the owners.

ACCUMULATION VALUE


The Accumulation Value of a Policy on each Valuation Date is equal to:

(1) the aggregate of the values attributable to the Policy in each Subaccount on the Valuation Date, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value by the number of the Subaccount Accumulation Units allocated to the Policy and/or the net allocation plus interest in the Fixed Account; plus;


(2)      the amount deposited in the Fixed Account, plus interest; less


(3)      any partial withdrawal, and its charge, made on the Valuation Date;
         less

(4) any annual Policy fee deducted on that Valuation Date. In computing the Accumulation Value, the number of Subaccount Accumulation Units allocated to the Policy is determined after any transfer among the Subaccounts.


VALUE OF ACCUMULATION UNITS


The value of each Subaccount's Accumulation Units reflects the investment performance of that Subaccount. The Accumulation Unit value of each Subaccount shall be calculated by:

(1) multiplying the per share net asset value of the corresponding Fund Portfolio on the Valuation Date by the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus


(2) a daily charge of .003415% (equivalent to an annual rate of 1.25% of the average daily net assets) for mortality and expense risks; minus

(3) a charge at an annual rate of .20% of the as an annual administration fee; minus

(4)      any applicable charge for federal and state income taxes, if any; and


(5) dividing the result by the total number of Accumulation Units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date.


CALCULATION OF PERFORMANCE DATA


As disclosed in the prospectus, Premium Payments will be allocated to Separate Account VA-2 which has 31 Subaccounts, with the assets of each invested in corresponding Portfolios of the Calvert Variable Series, Inc. Ameritas Portfolios ("Ameritas Portfolios"), Calvert Variable Series, Inc. ("CVS Social Portfolios"), Variable Insurance Products Fund or the Variable Insurance Products Fund II (collectively the "Fidelity Portfolios"), the Alger American Fund, the MFS Variable Insurance Trust, The Universal Institutional Funds, Inc. ("The Funds"), or to the Fixed Account. From time to time AVLIC will advertise the performance data of the Portfolios of the Funds.

Ameritas Investment Corp. ("AIC") is the manager of the Ameritas Portfolios. AIC is an affiliate of AVLIC. AIC offers clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. AIC also serves as principal underwriter for AVLIC's variable universal life policies, and for Ameritas Life's variable life and variable annuity. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor. It has also executed selling agreements with a variety of mutual funds, unit investment trusts, and direct participation programs.


                                   ANNUITY II
                                      SAI 2

Calvert Asset Management Company, Inc. ("CAMCO"), an affiliate of AVLIC, is the manager of the CVS Social Portfolios. Fidelity Management & Research Company (Fidelity) is the manager of the Fidelity Portfolios. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. Alger American Funds are managed by Fred Alger Management, Inc. It stresses proprietary research by its large research team that follows approximately 1400 companies. MFS Variable Insurance Trust is advised by Massachusetts Financial Services Company. MFS is America's oldest mutual fund organization. The Universal Institutional Funds, Inc. are managed by Morgan Stanley Dean Witter Investment Management Inc.

Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Stock Index ("S&P 500"). Dow Jones Industrial Average ("DJIA"), Donahue Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.


Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.


Standardized average annual total returns will be provided for the period since the Subaccounts have been offered in Separate Account VA-2. The Policies have been offered since May 1, 1996. However, total return data may be advertised based on the period of time that the underlying Portfolios have been in existence. The results for any period prior to the Policy being offered will be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies. The tables below are established to demonstrate performance results for each underlying Portfolio with charges deducted at the separate account level as if the Policy had been in force from the commencement of the Portfolio. The performance information is based on the historical investment experience of the underlying Portfolios and does not indicate or represent future performance.


TOTAL RETURN


Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by Separate Account VA-2 of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18% which is the steady rate that would equal 100% grown on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Subaccount.

The Subaccounts will quote average annual returns for the period since offered in Separate Account VA-2, after deducting charges at the separate account level. The average annual total returns will be computed by finding the average annual compounded rates of return over a period of one, five and ten years (or, if less, up to the life of the Portfolio), that would equate the initial amount invested to the withdrawal value, in accordance with the following formula:
P(1 + T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. This formula is used to obtain standardized average annual total return. The returns will reflect the mortality and expense risk charge (1.25% on an annual basis), annual administration fee at an annual rate of .20% and the annual Policy fee. The following table shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, five years, and ten years if applicable (or from the date that the Subaccount began operations if less), for the period ending December 31, 1999. Since the contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the contract. The first column shows the average annual total return if you surrender the contract at the end of the period, the second column shows the average annual return if you do not surrender the Policy.



                                   ANNUITY II
                                      SAI 3

            AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/99



                                                                                                          TEN YEARS OR SINCE
                                                                                                             OFFERED IN
                                                              ONE YEAR               FIVE YEAR             SEPARATE ACCOUNT
                                                              --------               ---------             ----------------
                                      SUBACCOUNT       SURRENDER    SURRENDER         SURRENDER
SUBACCOUNTS                         INCEPTION DATE      POLICY      CONTINUE      POLICY    CONTINUE      POLICY     CONTINUE
-----------                         --------------      ------      --------      ------    --------      ------     --------

AMERITAS PORTFOLIOS
Ameritas Index 500(1)                  08-01-95          9.28%       15.28%         NA          NA        21.55%      22.01%
Ameritas Growth(2)                     05-01-92         23.17%       29.17%       26.43%      26.74%      21.40%      21.40%
Ameritas Income & Growth(2)            05-01-92         33.05%       39.05%       28.76%      29.05%      18.05%      18.05%
Ameritas Small Capitalization(2)       05-01-92         36.19%       42.19%       18.55%      18.95%      14.89%      14.89%
Ameritas MidCap Growth(2)              05-01-93         20.37%       26.37%       21.48%      21.84%      20.42%      20.52%
Ameritas Emerging Growth(2)            08-01-95         64.24%       70.24%         NA          NA        31.59%      31.94%
Ameritas Research(2)                   05-01-97         12.23%       18.23%         NA          NA        18.65%      20.33%
Ameritas Growth With Income(2)         05-01-97         -5.09%        0.92%         NA          NA        13.10%      14.90%

CALVERT SOCIAL PORTFOLIOS
CVS Social Small Cap Growth            05-01-00           NA           NA           NA          NA          NA          NA
CVS Social Mid Cap Growth              05-01-00           NA           NA           NA          NA          NA          NA
CVS Social International Equity        05-01-00           NA           NA           NA          NA          NA          NA
CVS Social Balanced                    05-01-00           NA           NA           NA          NA          NA          NA

FIDELITY VIP
Equity-Income                          10-23-87         -4.80%        1.20%       13.90%      14.37%      10.06%*     10.06%*
Growth                                 10-23-87         25.87%       31.87%       25.03%      25.35%      15.55%*     15.55%*
High Income                            10-23-87         -3.00%        3.00%        5.63%       6.27%       8.36%*      8.36%*
Overseas                               10-23-87         31.00%       37.00%       11.93%      12.44%       6.30%*      6.30%*

FIDELITY VIP II
Asset Manager                          12-01-89         -0.10%        5.90%       10.53%      11.06%       8.91%*      8.91%*
Investment Grade Bond                  06-01-91        -12.07%       -6.07%        1.78%       2.52%       2.55%       2.55%
Asset Manager: Growth                  08-01-95          4.00%       10.00%         NA          NA        14.35%      14.92%
Contrafund                             08-01-95         12.88%       18.88%         NA          NA        18.55%      19.05%

ALGER AMERICAN FUND
Balanced                               05-01-93         17.77%       23.77%       18.70%      19.10%      13.59%      13.73%
Leveraged AllCap                       08-01-95         65.95%       71.95%         NA          NA        32.71%      33.05%

MFS FUNDS
Utilities                              08-01-95         19.34%       25.34%         NA          NA        21.02%      21.49%
Global Governments                     08-01-95        -13.50%       -7.50%         NA          NA        -3.42%      -2.42%
New Discovery                          11-01-99           NA           NA           NA          NA        16.26%      18.82%

UNIVERSAL INSTITUTIONAL FUNDS
Emerging Markets Equity                05-01-97         82.34%       88.34%         NA          NA         4.43%       6.49%
Global Equity                          05-01-97         -7.00%       -1.00%         NA          NA         6.78%       8.76%
International Magnum                   05-01-97         13.80%       19.80%         NA          NA         7.14%       9.12%
Asian Equity                           05-01-97         67.48%       73.48%         NA          NA        -9.62%      -7.02%
U.S. Real Estate                       05-01-97        -12.49%       -6.49%         NA          NA        -2.90%      -0.59%


*      10 Year Figure

(1) This Subaccount changed its name and the Portfolio in which it invests on October 29, 1999. The sub-adviser that manages the investments of the Portfolio in which this Subaccount now invests did not manage the investments of the Portfolio in which it invested prior to October 29, 1999. The Ameritas Money Market Portfolio replaced the VIP Money Market Portfolio ("prior Portfolio"). The Ameritas Index 500 Portfolio replaced the VIP II Index 500 Portfolio ("prior Portfolio"). Performance for each Subaccount reflects the performance of the prior Portfolio.

(2) This Subaccount changed its name and the Portfolio in which it invests on October 29, 1999. The sub-adviser that manages the investments of the Portfolio in which this Subaccount now invests also managed the investments of the Portfolio in which it invested prior to October 29, 1999. The Ameritas Growth, Ameritas Income & Growth, Ameritas Small Capitalization, and Ameritas MidCap Growth Portfolios replaced the Alger American Growth, Alger American Income & Growth, Alger American Small Capitalization, and Alger American MidCap Growth Portfolios (each a "prior Portfolio"), respectively. The Ameritas Emerging Growth, Ameritas Research, and Ameritas Growth With Income Portfolios replaced the MFS Emerging Growth, MFS Research, and MFS Growth With Income Portfolios (each a "prior Portfolio"), respectively. Performance for each Subaccount reflects the performance of the prior Portfolio.



                                   ANNUITY II
                                      SAI 4

PERFORMANCE


Quotations of average annual total return may also be shown for a Subaccount for periods prior to the date the Portfolio was offered through Separate Account VA-2, based upon the actual historical performance of the mutual fund Portfolio(s) in which that Subaccount has invested. This information reflects all actual charges and deductions of the mutual fund Portfolio and all Separate Account VA-2 charges and deductions, with respect to the Policies, that hypothetically would have been made had Separate Account VA-2, with respect to the Policies, been invested in these Portfolios for all of the periods indicated. This is calculated in a manner similar to standardized average annual total return, except the total return is based on an initial investment of $30,000.

The following table shows the historical average annual total return on an investment in the Subaccounts for the last year, five years, and ten years (or, if less, up to the life of the Portfolio) for the period ending December 31, 1999.

      HISTORICAL AVERAGE ANNUAL TOTAL RETURN FOR PERIOD ENDING ON 12/31/99



                                                                                                          TEN YEARS OR SINCE
                                                                                                             OFFERED IN
                                                              ONE YEAR               FIVE YEAR            SEPARATE ACCOUNT
                                                              --------               ---------            ----------------
                                       SUBACCOUNT      SURRENDER    SURRENDER         SURRENDER
SUBACCOUNTS                         INCEPTION DATE      POLICY      CONTINUE      POLICY    CONTINUE      POLICY     CONTINUE
-----------                         --------------      ------      --------      ------    --------      ------     --------

AMERITAS PORTFOLIOS
Ameritas Growth                        01-09-89 (1)     26.65%       32.65%       28.88%     29.17%       21.15%*     21.15%*
Ameritas Income & Growth               11-15-88 (1)     36.53%       42.53%       31.14%     31.41%       17.33%*     17.33%*
Ameritas Small Capitalization          09-21-88 (1)     39.67%       45.67%       21.18%     21.55%       16.82%*     16.82%*
Ameritas MidCap Growth                 05-03-93 (1)     23.85%       29.85%       23.92%     24.25%       22.54%*     22.64%*
Ameritas Emerging Growth               07-24-95 (1)     67.72%       73.72%         NA         NA         34.04%      34.37%
Ameritas Research                      07-26-95 (1)     15.71%       21.71%         NA         NA         20.47%      20.94%
Ameritas Growth With Income            10-09-95 (1)     -1.61%        4.39%         NA         NA         18.60%      19.14%
Ameritas Index 500                     08-01-95 (2)     12.76%       18.76%         NA         NA         23.98%      24.41%

CALVERT SOCIAL PORTFOLIOS
CVS Social Small Cap Growth            03-15-95           NA           NA           NA         NA           NA          NA
CVS Social Mid Cap Growth              07-16-91           NA           NA           NA         NA           NA          NA
CVS Social International Equity        06-30-92           NA           NA           NA         NA           NA          NA
CVS Social Balanced                    09-02-86           NA           NA           NA         NA           NA          NA

FIDELITY VIP
Equity-Income                          10-09-86         -1.32%        4.68%       16.39%     16.82%       12.76%*     12.76%*
Growth                                 10-09-86         29.35%       35.35%       27.50%     27.81%       18.14%*     18.14%*
High Income                            09-19-85          0.48%        6.48%        8.57%      9.14%       10.73%*     10.73%*
Overseas                               01-28-87         34.48%       40.48%       15.11%     15.57%        9.72%*      9.72%*

FIDELITY VIP II
Asset Manager                          09-06-89          3.38%        9.38%       13.40%      13.88%       11.45%*     11.45%*
Investment Grade Bond                  12-05-88         -8.59%       -2.59%        5.00%       5.65%        5.56%*      5.56%*
Asset Manager: Growth                  01-03-95          7.48%       13.48%         NA          NA         18.02%      18.44%
Contrafund                             01-03-95         16.36%       22.36%         NA          NA         25.59%      25.91%

ALGER AMERICAN FUND
Balanced                               09-05-89         21.25%       27.25%       21.38%      21.75%       12.05%*     12.05%*
Leveraged AllCap                       01-25-95         69.43%       75.43%         NA          NA         44.19%      44.38%

MFS FUNDS
Utilities                              01-03-95         22.82%       28.82%         NA          NA         24.30%      24.64%
Global Governments                     06-14-94        -10.02%       -4.02%        2.02%       2.75%        2.00%       2.49%
New Discovery                          05-01-98         66.24%       72.24%         NA          NA         37.02%      39.91%

UNIVERSAL INSTITUTIONAL FUNDS
Emerging Markets Equity                10-01-96         85.82%       91.82%         NA          NA          9.09%      10.34%
Global Equity                          01-02-97         -3.52%        2.48%         NA          NA          9.11%      10.77%
International Magnum                   01-02-97         17.28%       23.28%         NA          NA         10.32%      11.95%
Asian Equity                           03-03-97         70.96%       76.96%         NA          NA         -5.66%      -3.35%
U.S Real Estate                        03-03-97         -9.01%       -3.01%         NA          NA         -2.38%      -0.21%


*  10 Year Figure

(1) This inception date is the inception date for the Portfolio in which the Subaccount invested prior to October 29, 1999. The Subaccount changed its name and the Portfolio in which it invests on October 29, 1999. The sub-adviser that manages the investments of the Portfolio in which this Subaccount now invests also managed the investments of the Portfolio in which it invested prior to October 29, 1999. This presentation provides non-standard performance in two respects: (i) the initial investment used in the calculation ($60,000) differs from that used for the standard performance presentation in the Average Annual Total Return chart which appears earlier in this Statement of Additional Information; and (ii) the inception date used is the Portfolio inception date rather than the Subaccount inception date.

                                   ANNUITY II
                                      SAI 5

(2) This is the Subaccount inception date, not the Portfolio inception date. This Subaccount changed its name and the Portfolio in which it invests on October 29, 1999. The sub-adviser that manages the investments of the Portfolio in which this Subaccount now invests did not manage the investments of the Portfolio in which it invested prior to October 29, 1999. This presentation provides non-standard performance for the Subaccount because the initial investment amount used in the calculation ($60,000) differs from that used for the standard performance presentation in the Average Annual Total Return chart which appears earlier in this Statement of Additional Information.


In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. The returns will reflect the mortality and expense risk charge (1.25% on an annual basis), annual administration fee at an annual rate of .20%, and the annual Policy fee. Since the Policy is intended as a long-term product, the table show the cumulative total returns assuming that no money was withdrawn from the Policy.

The following table shows the historical cumulative total return on an investment in the Subaccounts for the last year, five year, and ten years (or, if less, up to the life of the Portfolio) for the period ending December 31, 1999.


        HISTORICAL CUMULATIVE TOTAL RETURN FOR PERIOD ENDING ON 12/31/99


                                                                                              TEN YEARS OR
    SUBACCOUNTS                          INCEPTION          ONE YEAR         FIVE YEAR       SINCE INCEPTION
    -----------                          ---------          --------         ---------       ---------------

AMERITAS PORTFOLIOS
Ameritas Growth                          01-09-89 (1)        33.04%           264.36%             598.81%*
Ameritas Income & Growth                 11-15-88 (1)        42.94%           296.93%             407.87%*
Ameritas Small Capitalization            09-21-88 (1)        46.08%           168.91%             385.71%*
Ameritas MidCap Growth                   05-03-93 (1)        30.23%           200.12%             295.53%
Ameritas Emerging Growth                 07-24-95 (1)        74.18%              NA               275.12%
Ameritas Research                        07-26-95 (1)        22.07%              NA               134.89%
Ameritas Growth With Income              10-09-95 (1)         4.72%              NA               112.00%
Ameritas Index 500                       08-01-95 (2)        19.12%              NA               165.20%

CALVERT SOCIAL PORTFOLIOS
CVS Social Small Cap Growth              03-15-95              NA                NA                  NA
CVS Social Mid Cap Growth                07-16-91              NA                NA                  NA
CVS Social International Equity          06-30-92              NA                NA                  NA
CVS Social Balanced                      09-02-86              NA                NA                  NA

FIDELITY VIP
Equity-Income                            10-09-86             5.01%           120.54%             241.65%*
Growth                                   10-09-86            35.75%           245.53%             443.84%*
High Income                              09-19-85             6.82%            57.06%             184.47%*
Overseas                                 01-28-87            40.88%           109.14%             160.22%*

FIDELITY VIP II
Asset Manager                            09-06-89             9.72%            94.22%             203.66%*
Investment Grade Bond                    12-05-88            -2.28%            33.62%              76.69%*
Asset Manager: Growth                    01-03-95            13.83%              NA               135.27%
Contrafund                               01-03-95            22.72%              NA               219.20%

ALGER AMERICAN FUND
Balanced                                 09-05-89            27.62%            171.16%            220.80%*
Leveraged AllCap                         01-25-95            75.91%              NA               517.96%

MFS FUNDS
Utilities                                01-03-95            29.20%              NA               203.46%
Global Governments                       06-14-94            -3.71%             16.28%             16.41%
New Discovery                            05-01-98            72.71%              NA                75.62%

UNIVERSAL INSTITUTIONAL FUNDS
Emerging Markets Equity                  10-01-96            92.32%              NA                39.08%
Global Equity                            01-02-97             2.81%              NA                36.60%
International Magnum                     01-02-97            23.65%              NA                41.05%
Asian Equity                             03-03-97            77.43%              NA                -8.41%
U.S. Real Estate                         03-03-97            -2.69%              NA                 0.04%

*  10 Year Figure

(1) This inception date is the inception date for the Portfolio in which the Subaccount invested prior to October 29, 1999. The Subaccount changed its name and the Portfolio in which it invests on October 29, 1999. The sub-adviser that manages the investments of the Portfolio in which this Subaccount now invests also managed the investments of the Portfolio in which it invested prior to October 29, 1999. This presentation provides non-standard performance in three


                                   ANNUITY II
                                      SAI 6
     respects: (i) the initial investment used in the calculation ($60,000) differs from that used for the standard performance presentation in the Average Annual Total Return chart which appears earlier in this Statement of Additional Information; (ii) the inception date used is the Portfolio inception date rather than the Subaccount inception date; and (iii) the chart shows cumulative total return instead of average annual total return.

(2) This is the Subaccount inception date, not the Portfolio inception date. This Subaccount changed its name and the Portfolio in which it invests on October 29, 1999. The sub-adviser that manages the investments of the Portfolio in which this Subaccount now invests did not manage the investments of the Portfolio in which it invested prior to October 29, 1999. This presentation provides non-standard performance for the subaccount in two respects: (i) the initial investment amount used in the calculation ($60,000) differs from that used for the standard performance presentation in the Average Annual Total Return chart which appears earlier in this Statement of Additional Information, and (ii) the chart shows cumulative total return instead of average annual total return.

YIELDS


Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of an investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load.

Current yield for the Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the Subaccount at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula:


                Effective Yield=[(Base Period Return+1)365/7]-1.

Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.


The net average yield for the 7-day period ended December 31, 1999 for the Money Market Fund was 5.54% and the net effective yield for the 7-day period ended December 31, 1999 for the Money Market Fund was 5.70%.

Current yield for Subaccounts other than the Money Market Subaccount reflects the income generated by a Subaccount over a 30-day period. Current yield is calculated by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the formula:

                       YIELD=2[(((a - b) / cd) + 1)6 - 1]


Where a = net investment income earned during the period by the Portfolio company attributable to shares owned by the Subaccount, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the mortality and expense risk charge and the annual Policy fee.



GENERAL MATTERS

THE POLICY
The Policy, the application, any supplemental applications, and any amendments or endorsements make up the entire contract. All statements made in the application, in the absence of fraud, are considered representations and not warranties. Only statements in the application that is attached to the Policy and any supplemental applications made a part of the Policy when a change went into effect can be used to contest a claim or the validity of the Policy. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by AVLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions.

NON-PARTICIPATING
The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of AVLIC.


                                   ANNUITY II
                                      SAI 7

ASSIGNMENT
Any Nonqualified Policy and any Qualified Policy, if permitted by the plan or by law relevant to the plan applicable to the Qualified Policy, may be assigned by the Owner prior to the Annuity Date and during the Annuitant's lifetime. AVLIC is not responsible for the validity of any assignment. No assignment will be recognized until AVLIC receives written notice thereof. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, not withstanding any settlement agreement in effect at the time the assignment was executed. AVLIC shall not be liable as to any payment or other settlement made by AVLIC before receipt of written notice.


ANNUITY DATA
AVLIC will not be liable for obligations which depend on receiving information from a payee until such information is received in a form satisfactory to AVLIC.



OWNERSHIP
The Owner of the Policy on the Policy Date is the Annuitant, unless otherwise specified in the application. During the Annuitant's lifetime, all rights and privileges under this Policy may be exercised solely by the Owner. Ownership passes to the Owner's Designated Beneficiary upon the death of the Owner(s). If the Owner has not named an Owner's Designated Beneficiary, or if no such Beneficiary is living, the ownership passes to the Owner's estate. From time to time AVLIC may require proof that the Owner is still living.

In order to change the Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with AVLIC at its Home Office. The change will take effect as of the date the change is recorded at the Home Office, and AVLIC will not be liable for any payment made or action taken before the change is recorded. The payment of proceeds is subject to the rights of any assignee of record. A change in the Owner will be valid only upon absolute and complete assignment of the Policy. A collateral assignment is not a change of ownership.

JOINT ANNUITANT
The Owner may, by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet AVLIC's underwriting requirements. An Annuitant may not be replaced. The Annuity Date shall be determined based on the date of birth of the Annuitant.


IRS REQUIRED DISTRIBUTIONS
If the Owner dies before the entire interest in the Policy is distributed, the value of the Policy must be distributed as described in this section so that the Policy qualifies as an annuity under the Code.


If the death occurs on or after the Annuity Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If the Owner and Annuitant are not the same, the Owner's Designated Beneficiary is the person to whom ownership of the Policy passes by reason of death before the Annuity Date and must be a natural person. If the Owner and Annuitant are the same, the Annuitant's Beneficiary is the person to whom ownership of the Policy passes. AVLIC reserves the right to require proof of death.

If the Owner's interest is payable to (or for the benefit of) the surviving spouse of the Owner, the surviving spouse will be treated as the original Owner for purposes of applying the above distribution requirements, even if the original Owner was actually the same person as the Annuitant.

In the event that the Policy Owner is not a natural person (e.g., a trust or corporation) then, for purposes of these distribution requirements 1) death of the Annuitant will be treated as death of the Owner; 2) any change of Annuitant will be treated as death of the Owner; and 3) in either case, the appropriate distribution will be made upon death or change of the Annuitant.

These distribution requirements do not apply to any Policy that is exempt from
Section 72(s) of the Code.

In the event of the Annuitant's death where the surviving spouse is not the Annuitant's Beneficiary, the election to receive an annuity may need to be made within 60 days of when the benefits become payable to avoid constructive receipt of the Death Benefit. Further, the five (5) year payout rule may not be available to defer taxes on any gain in the Policy in those circumstances.


                                   ANNUITY II
                                      SAI 8

FEDERAL TAX MATTERS

TAXATION OF AVLIC
AVLIC is taxed as a life insurance company under Part I of Subchapter L of the Code. Since Separate Account VA-2 is not an entity separate from AVLIC and its operations form a part of AVLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of Separate Account VA-2 are reinvested and are taken into account in determining the Policy values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing federal income tax law, AVLIC believes that Separate Account VA-2 investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

TAX STATUS OF THE POLICIES


Section 817(h) of the Code provides in substance that Section 72 of the Code will not apply and AVLIC will not be treated as the owner of the assets of Separate Account VA-2 unless the investments made by Separate Account VA-2 are "adequately diversified" in accordance with regulations prescribed by the Secretary of Treasury (the "Treasury"). If the segregated account is not "adequately diversified" any increase in the value of a variable annuity contract will be taxed currently to the owner. Separate Account VA-2, through the Funds, intends to comply with the diversification requirements prescribed by Treasury regulations which affect how the Funds' assets may be invested. While AIC and CAMCO, AVLIC affiliates, are the advisors to certain of the Funds, AVLIC does not directly control any of the Funds. AVLIC has entered into agreements regarding participation in the Funds, which require the Funds to be operated in compliance with the requirements prescribed by the Treasury.


QUALIFIED POLICIES
The Policies are designed for use with several types of qualified plans. The following are brief descriptions of qualified plans with which the policies may be used:

a. H.R. 10 Plans--Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees. Such plans commonly are referred to as "H.R. 10" or "Keogh" plans. Taxation of plan participants depends on the specified plan.

         The Code governs such plans with respect to maximum contributions, distribution dates, non-forfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form preapproved by the Internal Revenue Service, is adopted and implemented by the employer. When issued in connection with H.R. 10 plans, a Policy may be subject to special requirements to conform to the requirements under such plans. Purchasers of a Policy for such purposes will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

b. Individual Retirement Annuities--Section 408 of the Code permits certain individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA." IRA's are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of a Policy for use with an IRA may be subject to special requirements of the Internal Revenue Service. Purchasers of a Policy for such purposes will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

c. Roth IRAs--Section 408A of the Code permits certain individuals to establish an individual retirement program known as a "Roth Individual Retirement Annuity" or a "Roth IRA." Roth IRAs are subject to limits on eligibility and maximum contributions. Unlike regular IRAs, Roth IRAs are not subject to minimum distribution requirements at age 70 1/2. In addition, certain qualified distributions from a Roth IRA may not be subject to federal income tax on withdrawal. Distributions from other types of qualified plans may not, as a general rule, be rolled over to a Roth IRA. However, a regular IRA can be converted to a Roth IRA in certain circumstances. Sales of a Policy for use as a Roth IRA may be subject to special requirements of the Internal Revenue Service. Purchasers of a Roth IRA Policy will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

d. SIMPLE IRAs--Section 408(p) of the Code permits certain small employers to establish a "SIMPLE Individual Annuity" or "SIMPLE IRA" plan for the benefit of its eligible employees. Employers who maintain SIMPLE IRA plans make a specified amount of either matching or non-elective contributions to SIMPLE IRAs of eligible employees. Employees may also make salary deferred contributions to their SIMPLE IRAs. The Code specifies limits on eligibility, contributions, and the timing of distributions, among other things. Sales of


                                   ANNUITY II
                                      SAI 9

         SIMPLE IRAs may be subject to special requirements of the Internal Revenue Service. Purchasers of a SIMPLE IRA Policy will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

e. Corporation Pension and Profit Sharing Plans -- Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Policies in order to provide benefits under the plans.


f.       Plans of Public School Systems and Certain Tax Exempt Organizations--
         Section 403(b) of the Code permits public school systems and certain tax-exempt organizations to establish plans that provide retirement benefits for employees through the purchase of annuity contracts subject to applicable code limits. Such plans may permit the purchase of the Policies in order to provide benefits under the plans. Section 403(b)(11) of the Code became effective January 1, 1989 and generally provides that the policyholder may not elect to withdraw funds attributable to salary reduction contributions from a plan under
         Section 403(b) before age 59 1/2 and pay the taxes. The money may only be withdrawn as provided by the Code. On November 28, 1988, the Division of Investment Management issued a No Action Letter which stated that the Division would not recommend enforcement action against registrants who followed Section 403(b)(11) and did not allow such a withdrawal so long as the No Action Letter is complied with. The Registrant is acting in reliance on the November 28, 1988, No Action Letter and has complied, is complying and/or will comply with its provisions. The Policy Owner should fully review the prospectus and consult with his or her tax consultant before purchasing as a part of a
         Section 403(b) plan.

Generally, where the Policy is purchased by a qualified plan, the tax-deferral feature is provided through the qualified plan and the tax-deferral feature of the Policy is not necessary and does not provide any additional tax deferred treatment of earnings.

The Policy does provide features unavailable in other products, such as lifetime income payments, family protection through the Death Benefit, and certain guarantees of fees and expenses. Fees imposed by the Policy may be higher than alternative investments, such as mutual funds, as a result of offering these features.


DISTRIBUTION OF THE POLICY

Ameritas Investment Corp. ("AIC"), the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. AIC is wholly owned by AMAL Corporation, which also owns AVLIC. AIC also serves as principal underwriter for AVLIC's variable universal life policies, and for Ameritas Life's variable life and variable annuity. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor. It has also executed selling agreements with a variety of mutual funds, unit investment trusts, and direct participation programs.

The Policies are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, and properly licensed banking institutes that have entered into agreements with AIC. The offering of the Policies is continuous and Ameritas Investment Corp. does not anticipate discontinuing the offering of this Policy. However, AIC does reserve the right to discontinue the offering of the policies.


Gross variable annuity compensation for the Policies and for all other variable annuity policies issued by AVLIC totaled $22,936,819 for 1999: $16,527,487 for 1998; and $11,961,951 for 1997.


SAFEKEEPING OF SEPARATE ACCOUNT ASSETS


Title to assets of Separate Account VA-2 is held by AVLIC. The assets are kept physically segregated and held separate and apart from AVLIC's general account assets. Accumulation values deposited or transferred to the Fixed Account are held in the General Account of AVLIC. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.


AVLIC


All the stock of AVLIC is owned by AMAL Corporation located in the state of Nebraska. AVLIC has entered into a Management and Administrative Service Agreement with Ameritas Life and AmerUs Life, to provide certain services at estimated cost to AVLIC to assist with the administration of the Policies and Separate Account VA-2.



                                   ANNUITY II
                                     SAI 10

STATE REGULATION


AVLIC is a stock life insurance company organized under the laws of Nebraska, and is subject to regulation by the Nebraska State Department of Insurance. An annual statement is filed with the Nebraska Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of AVLIC as of December 31 of the preceding calendar year. Periodically, the Nebraska Commissioner of Insurance examines the financial condition of AVLIC, including the liabilities and reserves of Separate
Account VA-2.


In addition, AVLIC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review process. Where required by state law or regulation, the Policy will be modified accordingly.

LEGAL MATTERS

All matters of Nebraska law pertaining to the validity of the Policy and AVLIC's right to issue such Policies under Nebraska law have been passed upon by Donald
R. Stading, Secretary and General Counsel of AVLIC.

EXPERTS


The financial statements of AVLIC as of December 31, 1999 and 1998, and for each of the three years in the period ended December 31, 1999, and the financial statements of the subaccounts of Separate Account VA-2 as of December 31, 1999, and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, 1040 NBC Center, Lincoln, Nebraska 68508, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


OTHER INFORMATION

A registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the Prospectus. Statements contained in this Statement of Additional Information and the Prospectus concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS


The financial statements of AVLIC, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of AVLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in Separate
Account VA- 2.


                                   ANNUITY II
                                     SAI 11

                          INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying statement of net assets of each of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 (comprising, respectively, the Money Market Portfolio Initial Class, Equity-Income Portfolio Initial Class, Equity-Income Portfolio Service Class (commenced June 15, 1998), Growth Portfolio Initial Class, Growth Portfolio Service Class (commenced June 23, 1998), High Income Portfolio Initial Class, High Income Portfolio Service Class (commenced June 23, 1998), Overseas Portfolio Initial Class, and Overseas Portfolio Service Class (commenced July 7,
1998) of the Variable Insurance Products Fund; the Asset Manager Portfolio Initial Class, Asset Manager Portfolio Service Class (commenced June 25, 1998), Investment Grade Bond Portfolio Initial Class, Contrafund Portfolio Initial Class, Contrafund Portfolio Service Class (commenced June 25, 1998) Index 500 Portfolio Initial Class, Asset Manager Growth Portfolio Initial Class, and Asset Manager Growth Portfolio Service Class (commenced June 25, 1998) of the Variable Insurance Products Fund II; the Small Capitalization Portfolio, Growth Portfolio, Income and Growth Portfolio, Midcap Growth Portfolio, Balanced Portfolio, and Leveraged Allcap Portfolio of the Alger American Fund; the Emerging Growth Series Portfolio, World Governments Series Portfolio, Utilities Series Portfolio, Research Series Portfolio, Growth with Income Series Portfolio, and New Discovery Series Portfolio (commenced November 11, 1999) of the MFS Variable Insurance Trust; the Asian Equity Portfolio, Emerging Markets Equity Portfolio, Global Equity Portfolio, International Magnum Portfolio and U.S. Real Estate Portfolio of the Morgan Stanley Dean Witter Universal Funds, Inc.; and the Ameritas Emerging Growth Portfolio (commenced October 29, 1999), Ameritas Growth Portfolio (commenced October 29, 1999), Ameritas Growth with Income Portfolio (commenced October 29, 1999), Ameritas Income and Growth Portfolio (commenced October 29, 1999), Ameritas Index 500 Portfolio (commenced October 29, 1999), Ameritas Midcap Growth Portfolio (commenced October 29,
1999), Ameritas Money Market Portfolio (commenced October 28, 1999), Ameritas Research Portfolio (commenced October 29, 1999), Ameritas Small Capitalization Portfolio (commenced October 29, 1999) of the Calvert Variable Series, Inc., Ameritas Portfolios) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 1999, and the results of its operations and changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 2000

                                     F-I- 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS
INVESTMENTS AT NET ASSET VALUE:
  VARIABLE INSURANCE PRODUCTS FUND:
     Equity-Income Portfolio Initial Class (Equity Income
      I-Class) -- 6,435,370.711 shares at $25.71 per share
      (cost $95,606,864)....................................  $  165,453,379
     Equity-Income Portfolio Service Class (Equity Income
      S-Class) -- 483,215.295 shares at $25.66 per share
      (cost $12,122,972)....................................      12,399,303
     Growth Portfolio Initial Class (Growth
      I-Class) -- 3,825,293.680 shares at $54.93 per share
      (cost $89,519,390)....................................     210,123,382
     Growth Portfolio Service Class (Growth
      S-Class) -- 394,127.892 shares at $54.80 per share
      (cost $17,415,406)....................................      21,598,208
     High Income Portfolio Initial Class (High Income
      I-Class) -- 3,459,962.113 shares at $11.31 per share
      (cost $34,972,168)....................................      39,132,172
     High Income Portfolio Service Class (High Income
      S-Class) -- 569,774.456 shares at $11.28 per share
      (cost $6,395,947).....................................       6,427,055
     Overseas Portfolio Initial Class (Overseas
      I-Class) -- 2,215,205.757 shares at $27.44 per share
      (cost $20,569,485)....................................      60,785,246
     Overseas Portfolio Service Class (Overseas
      S-Class) -- 186,907.203 shares at $27.38 per share
      (cost $4,202,722).....................................       5,117,519
  VARIABLE INSURANCE PRODUCTS FUND II:
     Asset Manager Portfolio Initial Class (Asset Manager
      I-Class) -- 7,468,384.028 shares at $18.67 per share
      (cost $98,306,668)....................................     139,434,729
     Asset Manager Portfolio Service Class (Asset Manager
      S-Class) -- 554,881.983 shares at $18.59 per share
      (cost $9,570,899).....................................      10,315,256
     Investment Grade Bond Portfolio Initial Class
      (Investment Grade Bond I-Class) -- 4,828,480.331
      shares at $12.16 per share (cost $58,074,923).........      58,714,322
     Contrafund Portfolio Initial Class (Contrafund
      I-Class) -- 3,470,726.629 shares at $29.15 per share
      (cost $60,255,895)....................................     101,171,683
     Contrafund Portfolio Service Class (Contrafund
      S-Class) -- 625,663.097 shares at $29.10 per share
      (cost $15,347,949)....................................      18,206,797
     Asset Manager Growth Portfolio Initial Class (Asset
      Mgr. Growth I-Class) -- 1,087,878.452 shares at $18.38
      per share (cost $15,395,559)..........................      19,995,205
     Asset Manager Growth Portfolio Service Class (Asset
      Mgr. Growth S-Class) -- 148,820.227 shares at $18.28
      per share (cost $2,438,909)...........................       2,720,435
  ALGER AMERICAN FUND:
     Balanced Portfolio (Balanced) -- 2,561,095.320 shares
      at $15.57 per share (cost $31,237,355)................      39,876,253
     Leveraged Allcap Portfolio (Leveraged
      Allcap) -- 1,442,320.902 shares at $57.97 per share
      (cost $50,773,753)....................................      83,611,342

The accompanying notes are an integral part of these financial statements.

                                     F-I- 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1999

ASSETS, CONTINUED

  MFS VARIABLE INSURANCE TRUST:
     World Governments Series Portfolio (World Governments
      Series) -- 339,481.942 shares at $10.03 per share
      (cost $3,524,078).....................................  $    3,405,005
     Utilities Series Portfolio (Utilities
      Series) -- 2,636,985.507 shares at $24.16 per share
      (cost $47,033,438)....................................      63,709,570
     New Discovery Series Portfolio (New Discovery
      Series) -- 35,931.102 shares at $17.27 per share (cost
      $550,745).............................................         620,531
  MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
     Asian Equity Portfolio (Asian Equity) -- 839,924.624
      shares at $9.34 per share (cost $5,655,952)...........       7,844,896
     Emerging Markets Equity Portfolio (Emerging Markets
      Equity) -- 704,784.737 shares at $13.84 per share
      (cost $7,686,053).....................................       9,754,220
     Global Equity Portfolio (Global Equity) -- 863,321.663
      shares at $12.88 per share (cost $10,771,430).........      11,119,583
     International Magnum Portfolio (International
      Magnum) -- 582,696.408 shares at $13.89 per share
      (cost $6,661,954).....................................       8,093,651
     U.S. Real Estate Portfolio (US Real
      Estate) -- 316,280.893 shares at $9.11 per share (cost
      $3,530,565)...........................................       2,881,320
  CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS:
     Ameritas Emerging Growth Portfolio (Emerging
      Growth) -- 2,755,190.526 shares at $37.86 per share
      (cost $71,416,122)....................................     104,311,514
     Ameritas Growth Portfolio (Growth) -- 2,559,677.821
      shares at $64.83 per share (cost $143,697,942)........     165,943,913
     Ameritas Growth with Income Portfolio (Growth with
      Income) -- 1,457,150.796 shares at $21.17 per share
      (cost $29,487,535)....................................      30,847,882
     Ameritas Income and Growth Portfolio (Income and
      Growth) -- 3,958,290.324 shares at $17.35 per share
      (cost $54,929,527)....................................      68,676,337
     Ameritas Index 500 Portfolio (Index
      500) -- 1,059,461.110 shares at $167.30 per share
      (cost $164,328,509)...................................     177,247,845
     Ameritas Midcap Growth Portfolio (Midcap
      Growth) -- 1,892,640.006 shares at $31.50 per share
      (cost $50,096,579)....................................      59,618,160
     Ameritas Money Market Portfolio (Money
      Market) -- 166,038,806.150 shares at $1.00 per share
      (cost $166,038,806)...................................     166,038,807
     Ameritas Research Portfolio (Research) -- 938,609.343
      shares at $22.99 per share (cost $18,964,720).........      21,578,629
     Ameritas Small Capitalization Portfolio (Small
      Cap) -- 1,682,895.921 shares at $56.42 per share (cost
      $74,788,383)..........................................      94,948,988
                                                              --------------
          NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS....  $1,991,723,137
                                                              ==============

The accompanying notes are an integral part of these financial statements.

                                     F-I- 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   VARIABLE INSURANCE PRODUCTS FUND
                                                               ----------------------------------------
                                                                  MONEY         EQUITY         EQUITY
                                                                 MARKET         INCOME         INCOME
                                                  TOTAL          I-CLASS        I-CLASS      S-CLASS(1)
                                               ------------    -----------    -----------    ----------
                   1999
INVESTMENT INCOME:
  Dividend distributions received..........    $ 27,403,589    $ 5,491,391    $ 2,674,953     $ 60,699
  Mortality and expense risk charge........     (20,985,412)    (1,225,583)    (2,282,808)     (79,777)
                                               ------------    -----------    -----------     --------
NET INVESTMENT INCOME (LOSS)...............       6,418,177      4,265,808        392,145      (19,078)
                                               ------------    -----------    -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..........      77,209,666             --      5,913,057      134,177
  Net change in unrealized
     appreciation(depreciation)............     283,368,099             --      2,291,495       39,578
                                               ------------    -----------    -----------     --------
NET GAIN (LOSS) ON INVESTMENTS.............     360,577,765             --      8,204,552      173,755
                                               ------------    -----------    -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................    $366,995,942    $ 4,265,808    $ 8,596,697     $154,677
                                               ============    ===========    ===========     ========
                   1998
INVESTMENT INCOME:
  Dividend distributions received..........    $ 22,110,883    $ 4,909,957    $ 2,456,196     $     --
  Mortality and expense risk charge........     (15,831,212)    (1,194,527)    (2,339,350)      (7,417)
                                               ------------    -----------    -----------     --------
NET INVESTMENT INCOME (LOSS)...............       6,279,671      3,715,430        116,846       (7,417)
                                               ------------    -----------    -----------     --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions..........      78,731,557             --      8,741,168           --
  Net change in unrealized
     appreciation(depreciation)............     135,562,898             --      8,490,127      236,755
                                               ------------    -----------    -----------     --------
NET GAIN (LOSS) ON INVESTMENTS.............     214,294,455             --     17,231,295      236,755
                                               ------------    -----------    -----------     --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................    $220,574,126    $ 3,715,430    $17,348,141     $229,338
                                               ============    ===========    ===========     ========

---------------
(1) Commenced business 06/15/98
(2) Commenced business 06/23/98
(3) Commenced business 06/23/98
(4) Commenced business 07/07/98

The accompanying notes are an integral part of these financial statements.

                                     F-I- 4

                           VARIABLE INSURANCE PRODUCTS FUND
    ------------------------------------------------------------------------------
                                  HIGH          HIGH
      GROWTH        GROWTH       INCOME        INCOME      OVERSEAS      OVERSEAS
      I-CLASS     S-CLASS(2)     I-CLASS     S-CLASS(3)     I-CLASS     S-CLASS(4)
    -----------   ----------   -----------   ----------   -----------   ----------
    $   275,994   $    4,981   $ 5,123,853    $205,736    $   867,148    $ 12,270
     (2,228,931)    (100,689)     (626,922)    (37,495)      (714,049)    (16,789)
    -----------   ----------   -----------    --------    -----------    --------
     (1,952,937)     (95,708)    4,496,931     168,241        153,099      (4,519)
    -----------   ----------   -----------    --------    -----------    --------
     17,353,110      313,177       191,546       7,691      1,398,626      19,790
     38,476,561    3,843,350      (493,915)     14,843     21,680,316     888,251
    -----------   ----------   -----------    --------    -----------    --------
     55,829,671    4,156,527      (302,369)     22,534     23,078,942     908,041
    -----------   ----------   -----------    --------    -----------    --------
    $53,876,734   $4,060,819   $ 4,194,562    $190,775    $23,232,041    $903,522
    ===========   ==========   ===========    ========    ===========    ========
    $   605,437   $       --   $ 4,330,339    $     --    $ 1,140,373    $     --
     (1,732,129)      (4,565)     (690,007)     (3,896)      (736,427)     (1,477)
    -----------   ----------   -----------    --------    -----------    --------
     (1,126,692)      (4,565)    3,640,332      (3,896)       403,946      (1,477)
    -----------   ----------   -----------    --------    -----------    --------
     15,836,955           --     2,751,569          --      3,361,100          --
     29,131,150      339,452    (7,886,561)     16,265      4,670,094      26,547
    -----------   ----------   -----------    --------    -----------    --------
     44,968,105      339,452    (5,134,992)     16,265      8,031,194      26,547
    -----------   ----------   -----------    --------    -----------    --------
    $43,841,413   $  334,887   $(1,494,660)   $ 12,369    $ 8,435,140    $ 25,070
    ===========   ==========   ===========    ========    ===========    ========

                                     F-I- 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                          VARIABLE INSURANCE PRODUCTS FUND II
                                                -------------------------------------------------------
                                                   ASSET         ASSET       INVESTMENT
                                                  MANAGER       MANAGER      GRADE BOND     CONTRAFUND
                                                  I-CLASS      S-CLASS(1)      I-CLASS        I-CLASS
                                                -----------    ----------    -----------    -----------
                    1999
INVESTMENT INCOME:
  Dividend distributions received...........    $ 4,861,717     $ 87,054     $ 2,317,196    $   379,372
  Mortality and expense risk charge.........     (1,829,733)     (61,163)       (776,815)    (1,178,849)
                                                -----------     --------     -----------    -----------
NET INVESTMENT INCOME (LOSS)................      3,031,984       25,891       1,540,381       (799,477)
                                                -----------     --------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...........      6,158,174      110,269         726,963      2,782,063
  Net change in unrealized appreciation
     (depreciation).........................      3,833,320      612,167      (3,751,886)    16,341,494
                                                -----------     --------     -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS..............      9,991,494      722,436      (3,024,923)    19,123,557
                                                -----------     --------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $13,023,478     $748,327     $(1,484,542)   $18,324,080
                                                ===========     ========     ===========    ===========
                    1998
INVESTMENT INCOME:
  Dividend distributions received...........    $ 4,583,852     $     --     $ 1,731,957    $   350,465
  Mortality and expense risk charge.........     (1,858,697)      (4,137)       (594,742)      (813,557)
                                                -----------     --------     -----------    -----------
NET INVESTMENT INCOME (LOSS)................      2,725,155       (4,137)      1,137,215       (463,092)
                                                -----------     --------     -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...........     13,751,556           --         205,487      2,578,421
  Net change in unrealized appreciation
     (depreciation).........................      2,204,967      132,190       2,019,428     13,791,602
                                                -----------     --------     -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS..............     15,956,523      132,190       2,224,915     16,370,023
                                                -----------     --------     -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $18,681,678     $128,053     $ 3,362,130    $15,906,931
                                                ===========     ========     ===========    ===========

---------------
(1) Commenced business 06/25/98
(2) Commenced business 06/25/98
(3) Commenced business 06/25/98

The accompanying notes are an integral part of these financial statements.

                                     F-I- 6

               VARIABLE INSURANCE PRODUCTS FUND II                         ALGER AMERICAN FUND
    ---------------------------------------------------------   -----------------------------------------
                                ASSET MANAGER   ASSET MANAGER
    CONTRAFUND     INDEX 500       GROWTH          GROWTH           SMALL                      INCOME AND
    S-CLASS (2)     I-CLASS        I-CLASS       S-CLASS(3)     CAPITALIZATION     GROWTH        GROWTH
    -----------   -----------   -------------   -------------   --------------   -----------   ----------
    $   16,490    $ 1,167,704    $  364,686       $ 18,702       $        --     $   166,387   $   86,242
      (100,233)    (1,496,283)     (221,680)       (15,795)         (707,441)     (1,307,380)    (487,121)
    ----------    -----------    ----------       --------       -----------     -----------   ----------
       (83,743)      (328,579)      143,006          2,907          (707,441)     (1,140,993)    (400,879)
    ----------    -----------    ----------       --------       -----------     -----------   ----------
       120,925        792,371       604,845         31,018         8,554,724      11,360,653    2,564,053
     2,485,597     12,177,153     1,604,916        231,799           469,622       5,486,269    2,601,312
    ----------    -----------    ----------       --------       -----------     -----------   ----------
     2,606,522     12,969,524     2,209,761        262,817         9,024,346      16,846,922    5,165,365
    ----------    -----------    ----------       --------       -----------     -----------   ----------
    $2,522,779    $12,640,945    $2,352,767       $265,724       $ 8,316,905     $15,705,929   $4,764,486
    ==========    ===========    ==========       ========       ===========     ===========   ==========
    $       --    $   786,943    $  297,859       $     --       $        --     $   173,339   $  104,987
        (4,856)    (1,123,527)     (196,347)        (1,275)         (803,975)       (945,575)    (404,776)
    ----------    -----------    ----------       --------       -----------     -----------   ----------
        (4,856)      (336,584)      101,512         (1,275)         (803,975)       (772,236)    (299,789)
    ----------    -----------    ----------       --------       -----------     -----------   ----------
            --      1,822,698     1,392,928             --         8,752,723      10,592,649    2,904,643
       373,250     19,083,799       634,145         49,726         2,183,950      18,379,701    5,691,621
    ----------    -----------    ----------       --------       -----------     -----------   ----------
       373,250     20,906,497     2,027,073         49,726        10,936,673      28,972,350    8,596,264
    ----------    -----------    ----------       --------       -----------     -----------   ----------
    $  368,394    $20,569,913    $2,128,585       $ 48,451       $10,132,698     $28,200,114   $8,296,475
    ==========    ===========    ==========       ========       ===========     ===========   ==========

                                     F-I- 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     ALGER AMERICAN FUND
                                                           ----------------------------------------
                                                             MIDCAP                      LEVERAGED
                                                             GROWTH        BALANCED       ALLCAP
                         1999                              -----------    ----------    -----------
INVESTMENT INCOME:
  Dividend distributions received......................    $        --    $  299,993    $        --
  Mortality and expense risk charge....................       (498,302)     (359,131)      (513,954)
                                                           -----------    ----------    -----------
NET INVESTMENT INCOME (LOSS)...........................       (498,302)      (59,138)      (513,954)
                                                           -----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions......................      6,889,497     1,521,652      2,107,473
  Net change in unrealized appreciation
     (depreciation)....................................     (3,851,259)    5,827,330     26,095,122
                                                           -----------    ----------    -----------
NET GAIN (LOSS) ON INVESTMENTS.........................      3,038,238     7,348,982     28,202,595
                                                           -----------    ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................    $ 2,539,936    $7,289,844    $27,688,641
                                                           ===========    ==========    ===========
                         1998
INVESTMENT INCOME:
  Dividend distributions received......................    $        --    $  158,910    $        --
  Mortality and expense risk charge....................       (483,549)     (152,734)      (147,668)
                                                           -----------    ----------    -----------
NET INVESTMENT INCOME (LOSS)...........................       (483,549)        6,176       (147,668)
                                                           -----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions......................      3,119,502       705,874        437,518
  Net change in unrealized appreciation
     (depreciation)....................................      6,907,531     2,653,456      5,190,038
                                                           -----------    ----------    -----------
NET GAIN (LOSS) ON INVESTMENTS.........................     10,027,033     3,359,330      5,627,556
                                                           -----------    ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................    $ 9,543,484    $3,365,506    $ 5,479,888
                                                           ===========    ==========    ===========

---------------
(1) Commenced business 11/11/99

The accompanying notes are an integral part of these financial statements.

                                     F-I- 8

                                   MFS VARIABLE INSURANCE TRUST
     ----------------------------------------------------------------------------------------
                        WORLD
       EMERGING      GOVERNMENTS    UTILITIES      RESEARCH      GROWTH WITH    NEW DISCOVERY
     GROWTH SERIES     SERIES        SERIES         SERIES      INCOME SERIES    SERIES (1)
     -------------   -----------   -----------   ------------   -------------   -------------
     $         --    $  195,786    $   485,153   $     32,851   $     86,188      $     --
         (670,362)      (47,710)      (580,004)      (178,869)      (292,580)         (538)
     ------------    ----------    -----------   ------------   ------------      --------
         (670,362)      148,076        (94,851)      (146,018)      (206,392)         (538)
     ------------    ----------    -----------   ------------   ------------      --------
               --            --      2,439,376        173,602        103,453         9,311
       11,591,679      (288,901)    11,233,906      1,064,585         84,493        69,785
     ------------    ----------    -----------   ------------   ------------      --------
       11,591,679      (288,901)    13,673,282      1,238,187        187,946        79,096
     ------------    ----------    -----------   ------------   ------------      --------
     $ 10,921,317    $ (140,825)   $13,578,431   $  1,092,169   $    (18,446)     $ 75,558
     ============    ==========    ===========   ============   ============      ========
     $         --    $   33,336    $   245,880   $     13,758   $         --      $     --
         (611,693)      (35,811)      (308,735)      (130,753)      (265,114)           --
     ------------    ----------    -----------   ------------   ------------      --------
         (611,693)       (2,475)       (62,855)      (115,995)      (265,114)           --
     ------------    ----------    -----------   ------------   ------------      --------
          385,947            --      1,117,922        180,422             --            --
       13,357,575       172,955      2,524,701      1,891,547      4,105,744            --
     ------------    ----------    -----------   ------------   ------------      --------
       13,743,522       172,955      3,642,623      2,071,969      4,105,744            --
     ------------    ----------    -----------   ------------   ------------      --------
     $ 13,131,829    $  170,480    $ 3,579,768   $  1,954,974   $  3,840,630      $     --
     ============    ==========    ===========   ============   ============      ========

                                     F-I- 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   MORGAN STANLEY DEAN WITTER
                                                                      UNIVERSAL FUNDS, INC.
                                                            -----------------------------------------
                                                              ASIAN          EMERGING        GLOBAL
                                                              EQUITY      MARKETS EQUITY     EQUITY
                          1999                              ----------    --------------    ---------
INVESTMENT INCOME:
  Dividend distributions received.......................    $   39,486     $     1,264      $ 130,565
  Mortality and expense risk charge.....................       (50,487)        (63,674)      (126,429)
                                                            ----------     -----------      ---------
NET INVESTMENT INCOME (LOSS)............................       (11,001)        (62,410)         4,136
                                                            ----------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions.......................            --              --        505,014
  Net change in unrealized appreciation
     (depreciation).....................................     2,511,132       3,708,710       (212,881)
                                                            ----------     -----------      ---------
NET GAIN (LOSS) ON INVESTMENTS..........................     2,511,132       3,708,710        292,133
                                                            ----------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................    $2,500,131     $ 3,646,300      $ 296,269
                                                            ==========     ===========      =========
                          1998
INVESTMENT INCOME:
  Dividend distributions received.......................    $   14,136     $    15,303      $  54,910
  Mortality and expense risk charge.....................       (15,708)        (40,749)       (78,584)
                                                            ----------     -----------      ---------
NET INVESTMENT INCOME (LOSS)............................        (1,572)        (25,446)       (23,674)
                                                            ----------     -----------      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain distributions.......................            --              --         46,830
  Net change in unrealized appreciation
     (depreciation).....................................       (41,512)       (979,576)       530,951
                                                            ----------     -----------      ---------
NET GAIN (LOSS) ON INVESTMENTS..........................       (41,512)       (979,576)       577,781
                                                            ----------     -----------      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................    $  (43,084)    $(1,005,022)     $ 554,107
                                                            ==========     ===========      =========

---------------
(1) Commenced business 10/29/99
(2) Commenced business 10/29/99
(3) Commenced business 10/29/99
(4) Commenced business 10/29/99
(5) Commenced business 10/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 10

     MORGAN STANLEY DEAN WITTER                       CALVERT VARIABLE SERIES, INC.,
        UNIVERSAL FUNDS, INC.                              AMERITAS PORTFOLIOS
     ---------------------------   --------------------------------------------------------------------
     INTERNATIONAL    U.S. REAL     EMERGING                   GROWTH WITH   INCOME AND
         MAGNUM         ESTATE      GROWTH(1)     GROWTH(2)     INCOME(3)     GROWTH(4)    INDEX 500(5)
     --------------   ----------   -----------   -----------   -----------   -----------   ------------
       $   58,422     $ 174,088    $        --   $    20,307   $   14,915    $        --   $   260,667
          (83,151)      (42,152)      (193,732)     (347,699)     (66,800)      (139,267)     (382,295)
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
          (24,729)      131,936       (193,732)     (327,392)     (51,885)      (139,267)     (121,628)
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
           29,598            --             --            --           --      1,976,392            --
        1,502,573      (264,366)    32,895,392    22,245,971    1,360,347     13,746,810    12,919,335
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
        1,532,171      (264,366)    32,895,392    22,245,971    1,360,347     15,723,202    12,919,335
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
       $1,507,442     $(132,430)   $32,701,660   $21,918,579   $1,308,462    $15,583,935   $12,797,707
       ==========     =========    ===========   ===========   ==========    ===========   ===========
       $   17,781     $  85,165    $        --   $        --   $       --    $        --   $        --
          (59,173)      (39,682)            --            --           --             --            --
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
          (41,392)       45,483             --            --           --             --            --
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
           19,782        25,863             --            --           --             --            --
          207,777      (526,497)            --            --           --             --            --
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
          227,559      (500,634)            --            --           --             --            --
       ----------     ---------    -----------   -----------   ----------    -----------   -----------
       $  186,167     $(455,151)   $        --   $        --   $       --    $        --   $        --
       ==========     =========    ===========   ===========   ==========    ===========   ===========

                                    F-I- 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                            CALVERT VARIABLE SERIES, INC.,
                                                                  AMERITAS PORTFOLIOS
                                                -------------------------------------------------------
                                                  MIDCAP         MONEY                         SMALL
                                                 GROWTH(1)     MARKET(2)     RESEARCH(3)      CAP(4)
                                                 ---------     ---------     -----------      ------
                    1999
INVESTMENT INCOME:
  Dividend distributions received...........    $        --    $1,421,329    $       --     $        --
  Mortality and expense risk charge.........       (126,008)     (493,961)      (46,063)       (186,708)
                                                -----------    ----------    ----------     -----------
NET INVESTMENT INCOME (LOSS)................       (126,008)      927,368       (46,063)       (186,708)
                                                -----------    ----------    ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...........      1,344,414            --       245,686         726,966
  Net change in unrealized appreciation
     (depreciation).........................      9,521,581            --     2,613,908      20,160,605
                                                -----------    ----------    ----------     -----------
NET GAIN (LOSS) ON INVESTMENTS..............     10,865,995            --     2,859,594      20,887,571
                                                -----------    ----------    ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $10,739,987    $  927,368    $2,813,531     $20,700,863
                                                ===========    ==========    ==========     ===========
                    1998
INVESTMENT INCOME:
  Dividend distributions received...........    $        --    $       --    $       --     $        --
  Mortality and expense risk charge.........             --            --            --              --
                                                -----------    ----------    ----------     -----------
NET INVESTMENT INCOME (LOSS)................             --            --            --              --
                                                -----------    ----------    ----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain distributions...........             --            --            --              --
  Net change in unrealized appreciation
     (depreciation).........................             --            --            --              --
                                                -----------    ----------    ----------     -----------
NET GAIN (LOSS) ON INVESTMENTS..............             --            --            --              --
                                                -----------    ----------    ----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $        --    $       --    $       --     $        --
                                                ===========    ==========    ==========     ===========

---------------
(1) Commenced business 10/29/99
(2) Commenced business 10/28/99
(3) Commenced business 10/29/99
(4) Commenced business 10/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 12

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    F-I- 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                  VARIABLE INSURANCE PRODUCTS FUND
                                                            --------------------------------------------
                                                                                               EQUITY
                                                            MONEY MARKET    EQUITY INCOME      INCOME
                                              TOTAL           I-CLASS          I-CLASS       S-CLASS(1)
                                          --------------    ------------    -------------    -----------
                 1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)........    $    6,418,177    $  4,265,808    $    392,145     $   (19,078)
  Net realized gain distributions.....        77,209,666              --       5,913,057         134,177
  Net change in unrealized
     appreciation (depreciation)......       283,368,099              --       2,291,495          39,578
                                          --------------    ------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........       366,995,942       4,265,808       8,596,697         154,677
NET INCREASE (DECREASE) FROM
  POLICYOWNER TRANSACTIONS............       197,931,848     (88,223,384)    (28,967,793)      8,743,871
                                          --------------    ------------    ------------     -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..............................       564,927,790     (83,957,576)    (20,371,096)      8,898,548
NET ASSETS AT JANUARY 1, 1999.........     1,426,795,347      83,957,576     185,824,475       3,500,755
                                          --------------    ------------    ------------     -----------
NET ASSETS AT DECEMBER 31, 1999.......    $1,991,723,137    $         --    $165,453,379     $12,399,303
                                          ==============    ============    ============     ===========
                 1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)........    $    6,279,671    $  3,715,430    $    116,846     $    (7,417)
  Net realized gain distributions.....        78,731,557              --       8,741,168              --
  Net change in unrealized
     appreciation (depreciation)......       135,562,898              --       8,490,127         236,755
                                          --------------    ------------    ------------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...........       220,574,126       3,715,430      17,348,141         229,338
NET INCREASE (DECREASE) FROM
  POLICYOWNER TRANSACTIONS............       138,601,922      22,164,859     (10,270,912)      3,271,417
                                          --------------    ------------    ------------     -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..............................       359,176,048      25,880,289       7,077,229       3,500,755
NET ASSETS AT JANUARY 1, 1998.........     1,067,619,299      58,077,287     178,747,246              --
                                          --------------    ------------    ------------     -----------
NET ASSETS AT DECEMBER 31, 1998.......    $1,426,795,347    $ 83,957,576    $185,824,475     $ 3,500,755
                                          ==============    ============    ============     ===========

---------------
(1) Commenced business 06/15/98
(2) Commenced business 06/23/98
(3) Commenced business 06/23/98
(4) Commenced business 07/07/98

The accompanying notes are an integral part of these financial statements.

                                    F-I- 14

                              VARIABLE INSURANCE PRODUCTS FUND
     ----------------------------------------------------------------------------------
                                      HIGH          HIGH
        GROWTH        GROWTH         INCOME        INCOME       OVERSEAS      OVERSEAS
       I-CLASS      S-CLASS(2)      I-CLASS      S-CLASS(3)     I-CLASS      S-CLASS(4)
     ------------   -----------   ------------   ----------   ------------   ----------
     $ (1,952,937)  $   (95,708)  $  4,496,931   $  168,241   $    153,099   $   (4,519)
       17,353,110       313,177        191,546        7,691      1,398,626       19,790
       38,476,561     3,843,350       (493,915)      14,843     21,680,316      888,251
     ------------   -----------   ------------   ----------   ------------   ----------
       53,876,734     4,060,819      4,194,562      190,775     23,232,041      903,522
       (7,775,968)   15,216,651    (20,867,210)   4,241,855    (19,770,532)   3,478,050
     ------------   -----------   ------------   ----------   ------------   ----------
       46,100,766    19,277,470    (16,672,648)   4,432,630      3,461,509    4,381,572
      164,022,616     2,320,738     55,804,820    1,994,425     57,323,737      735,947
     ------------   -----------   ------------   ----------   ------------   ----------
     $210,123,382   $21,598,208   $ 39,132,172   $6,427,055   $ 60,785,246   $5,117,519
     ============   ===========   ============   ==========   ============   ==========
     $ (1,126,692)  $    (4,565)  $  3,640,332   $   (3,896)  $    403,946   $   (1,477)
       15,836,955            --      2,751,569           --      3,361,100           --
       29,131,150       339,452     (7,886,561)      16,265      4,670,094       26,547
     ------------   -----------   ------------   ----------   ------------   ----------
       43,841,413       334,887     (1,494,660)      12,369      8,435,140       25,070
       (5,387,432)    1,985,851     (2,985,396)   1,982,056     (6,253,341)     710,877
     ------------   -----------   ------------   ----------   ------------   ----------
       38,453,981     2,320,738     (4,480,056)   1,994,425      2,181,799      735,947
      125,568,635            --     60,284,876           --     55,141,938           --
     ------------   -----------   ------------   ----------   ------------   ----------
     $164,022,616   $ 2,320,738   $ 55,804,820   $1,994,425   $ 57,323,737   $  735,947
     ============   ===========   ============   ==========   ============   ==========

                                    F-I- 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                           VARIABLE INSURANCE PRODUCTS FUND II
                                                ----------------------------------------------------------
                                                   ASSET           ASSET       INVESTMENT
                                                  MANAGER         MANAGER      GRADE BOND      CONTRAFUND
                                                  I-CLASS       S-CLASS(1)       I-CLASS        I-CLASS
                                                ------------    -----------    -----------    ------------
                    1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............    $  3,031,984    $    25,891    $ 1,540,381    $   (799,477)
  Net realized gain distributions...........       6,158,174        110,269        726,963       2,782,063
  Net change in unrealized appreciation
    (depreciation)..........................       3,833,320        612,167     (3,751,886)     16,341,494
                                                ------------    -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................      13,023,478        748,327     (1,484,542)     18,324,080
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS..............................     (22,124,449)     7,547,717      2,755,584       5,852,748
                                                ------------    -----------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....      (9,100,971)     8,296,044      1,271,042      24,176,828
NET ASSETS AT JANUARY 1, 1999...............     148,535,700      2,019,212     57,443,280      76,994,855
                                                ------------    -----------    -----------    ------------
NET ASSETS AT DECEMBER 31, 1999.............    $139,434,729    $10,315,256    $58,714,322    $101,171,683
                                                ============    ===========    ===========    ============
                    1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)..............    $  2,725,155    $    (4,137)   $ 1,137,215    $   (463,092)
  Net realized gain distributions...........      13,751,556             --        205,487       2,578,421
  Net change in unrealized appreciation
    (depreciation)..........................       2,204,967        132,190      2,019,428      13,791,602
                                                ------------    -----------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................      18,681,678        128,053      3,362,130      15,906,931
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS..............................     (15,450,556)     1,891,159     20,420,227      11,886,631
                                                ------------    -----------    -----------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....       3,231,122      2,019,212     23,782,357      27,793,562
NET ASSETS AT JANUARY 1, 1998...............     145,304,578             --     33,660,923      49,201,293
                                                ------------    -----------    -----------    ------------
NET ASSETS AT DECEMBER 31, 1998.............    $148,535,700    $ 2,019,212    $57,443,280    $ 76,994,855
                                                ============    ===========    ===========    ============

---------------

(1) Commenced business 06/25/98
(2) Commenced business 06/25/98
(3) Commenced business 06/25/98

The accompanying notes are an integral part of these financial statements.

                                    F-I- 16

           VARIABLE INSURANCE PRODUCTS FUND II                          ALGER AMERICAN FUND
  ------------------------------------------------------   ---------------------------------------------
                                   ASSET        ASSET
                                  MANAGER      MANAGER
  CONTRAFUND      INDEX 500       GROWTH        GROWTH         SMALL                         INCOME AND
  S-CLASS(2)       I-CLASS        I-CLASS     S-CLASS(3)   CAPITALIZATION      GROWTH          GROWTH
  -----------   -------------   -----------   ----------   --------------   -------------   ------------
  $   (83,743)  $    (328,579)  $   143,006   $    2,907    $   (707,441)   $  (1,140,993)  $   (400,879)
      120,925         792,371       604,845       31,018       8,554,724       11,360,653      2,564,053
    2,485,597      12,177,153     1,604,916      231,799         469,622        5,486,269      2,601,312
  -----------   -------------   -----------   ----------    ------------    -------------   ------------
    2,522,779      12,640,945     2,352,767      265,724       8,316,905       15,705,929      4,764,486
   12,962,665    (128,351,688)    2,528,640    1,800,596     (79,645,879)    (118,680,195)   (43,828,746)
  -----------   -------------   -----------   ----------    ------------    -------------   ------------
   15,485,444    (115,710,743)    4,881,407    2,066,320     (71,328,974)    (102,974,266)   (39,064,260)
    2,721,353     115,710,743    15,113,798      654,115      71,328,974      102,974,266     39,064,260
  -----------   -------------   -----------   ----------    ------------    -------------   ------------
  $18,206,797   $          --   $19,995,205   $2,720,435    $         --    $          --   $         --
  ===========   =============   ===========   ==========    ============    =============   ============
  $    (4,856)  $    (336,584)  $   101,512   $   (1,275)   $   (803,975)   $    (772,236)  $   (299,789)
           --       1,822,698     1,392,928           --       8,752,723       10,592,649      2,904,643
      373,250      19,083,799       634,145       49,726       2,183,950       18,379,701      5,691,621
  -----------   -------------   -----------   ----------    ------------    -------------   ------------
      368,394      20,569,913     2,128,585       48,451      10,132,698       28,200,114      8,296,475
    2,352,959      32,088,011    (1,357,855)     605,664      (8,549,142)      19,541,259      5,828,399
  -----------   -------------   -----------   ----------    ------------    -------------   ------------
    2,721,353      52,657,924       770,730      654,115       1,583,556       47,741,373     14,124,874
           --      63,052,819    14,343,068           --      69,745,418       55,232,893     24,939,386
  -----------   -------------   -----------   ----------    ------------    -------------   ------------
  $ 2,721,353   $ 115,710,743   $15,113,798   $  654,115    $ 71,328,974    $ 102,974,266   $ 39,064,260
  ===========   =============   ===========   ==========    ============    =============   ============

                                    F-I- 17

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                     ALGER AMERICAN FUND
                                                          -----------------------------------------
                                                            MIDCAP                       LEVERAGED
                                                            GROWTH        BALANCED        ALLCAP
                                                          -----------    -----------    -----------
                         1999
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)........................    $  (498,302)   $   (59,138)   $  (513,954)
  Net realized gain distributions.....................      6,889,497      1,521,652      2,107,473
  Net change in unrealized appreciation
     (depreciation)...................................     (3,851,259)     5,827,330     26,095,122
                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................      2,539,936      7,289,844     27,688,641
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS........................................    (45,837,475)    14,722,731     38,111,274
                                                          -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............    (43,297,539)    22,012,575     65,799,915
NET ASSETS AT JANUARY 1, 1999.........................     43,297,539     17,863,678     17,811,427
                                                          -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 1999.......................    $        --    $39,876,253    $83,611,342
                                                          ===========    ===========    ===========
                         1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)........................    $  (483,549)   $     6,176    $  (147,668)
  Net realized gain distributions.....................      3,119,502        705,874        437,518
  Net change in unrealized appreciation
     (depreciation)...................................      6,907,531      2,653,456      5,190,038
                                                          -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..........................................      9,543,484      3,365,506      5,479,888
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS........................................        389,788      6,314,331      4,056,065
                                                          -----------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............      9,933,272      9,679,837      9,535,953
NET ASSETS AT JANUARY 1, 1998.........................     33,364,267      8,183,841      8,275,474
                                                          -----------    -----------    -----------
NET ASSETS AT DECEMBER 31, 1998.......................    $43,297,539    $17,863,678    $17,811,427
                                                          ===========    ===========    ===========

---------------
(1) Commenced business 11/11/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 18

                                          MFS VARIABLE INSURANCE TRUST
       ---------------------------------------------------------------------------------------------------
         EMERGING       WORLD GOVERNMENTS     UTILITIES       RESEARCH       GROWTH WITH     NEW DISCOVERY
       GROWTH SERIES         SERIES            SERIES          SERIES       INCOME SERIES      SERIES(1)
       -------------    -----------------     ---------       --------      -------------    -------------
       $   (670,362)       $  148,076        $   (94,851)   $   (146,018)   $   (206,392)    $        (538)
                 --                --          2,439,376         173,602         103,453             9,311
         11,591,679          (288,901)        11,233,906       1,064,585          84,493            69,785
       ------------        ----------        -----------    ------------    ------------     -------------
         10,921,317          (140,825)        13,578,431       1,092,169         (18,446)           78,558
        (69,081,326)         (118,896)        16,005,836     (16,475,809)    (27,600,583)          541,973
       ------------        ----------        -----------    ------------    ------------     -------------
        (58,160,009)         (259,721)        29,584,267     (15,383,640)    (27,619,029)          620,531
         58,160,009         3,664,726         34,125,303      15,383,640      27,619,029                --
       ------------        ----------        -----------    ------------    ------------     -------------
       $         --        $3,405,005        $63,709,570    $         --    $         --     $     620,531
       ============        ==========        ===========    ============    ============     =============
       $   (611,693)       $   (2,475)       $   (62,855)   $   (116,995)   $   (265,114)    $          --
            385,947                --          1,117,922         180,422              --                --
         13,357,575           172,955          2,524,701       1,891,547       4,105,744                --
       ------------        ----------        -----------    ------------    ------------     -------------
         13,131,829           170,480          3,579,768       1,954,974       3,840,630                --
          8,590,108         1,367,828         15,579,157       8,858,712      10,291,072                --
       ------------        ----------        -----------    ------------    ------------     -------------
         21,721,937         1,538,308         19,158,925      10,813,686      14,131,702                --
         36,438,072         2,126,418         14,966,378       4,569,954      13,487,327                --
       ------------        ----------        -----------    ------------    ------------     -------------
       $ 58,160,009        $3,664,726        $34,125,303    $ 15,383,640    $ 27,619,029     $          --
       ============        ==========        ===========    ============    ============     =============

                                    F-I- 19

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   MORGAN STANLEY DEAN WITTER
                                                                      UNIVERSAL FUNDS, INC.
                                                           -------------------------------------------
                                                             ASIAN          EMERGING         GLOBAL
                                                             EQUITY      MARKETS EQUITY      EQUITY
                         1999                              ----------    --------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
NET INVESTMENT INCOME (LOSS)...........................    $  (11,001)    $   (62,410)     $     4,136
  Net realized gain distributions......................            --              --          505,014
  Net change in unrealized appreciation
     (depreciation)....................................     2,511,132       3,708,710         (212,881)
                                                           ----------     -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................     2,500,131       3,646,300          296,269
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS.........................................     4,074,765       3,500,834        2,485,522
                                                           ----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................     6,574,896       7,147,134        2,781,791
NET ASSETS AT JANUARY 1, 1999..........................     1,270,000       2,607,086        8,337,792
                                                           ----------     -----------      -----------
NET ASSETS AT DECEMBER 31, 1999........................    $7,844,896     $ 9,754,220      $11,119,583
                                                           ==========     ===========      ===========
                         1998
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
NET INVESTMENT INCOME (LOSS)...........................    $   (1,572)    $   (25,446)     $   (23,674)
  Net realized gain distributions......................            --              --           46,830
  Net change in unrealized appreciation
     (depreciation)....................................       (41,512)       (979,576)         530,951
                                                           ----------     -----------      -----------
  Net increase (decrease) in net assets resulting from
     operations........................................       (43,084)     (1,005,022)         554,107
  Net increase (decrease) from policyowner
     transactions......................................       281,663         571,924        4,864,755
                                                           ----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS................       238,579        (433,098)       5,418,862
NET ASSETS AT JANUARY 1, 1998..........................     1,031,421       3,040,184        2,918,930
                                                           ----------     -----------      -----------
NET ASSETS AT DECEMBER 31, 1998........................    $1,270,000     $ 2,607,086      $ 8,337,792
                                                           ==========     ===========      ===========

---------------
(1) Commenced business 10/29/99
(2) Commenced business 10/29/99
(3) Commenced business 10/29/99
(4) Commenced business 10/29/99
(5) Commenced business 10/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 20

     MORGAN STANLEY DEAN WITTER                       CALVERT VARIABLE SERIES, INC.,
       UNIVERSAL FUNDS, INC.                               AMERITAS PORTFOLIOS
     --------------------------   ----------------------------------------------------------------------
     INTERNATIONAL   U.S. REAL      EMERGING                    GROWTH WITH   INCOME AND       INDEX
        MAGNUM         ESTATE      GROWTH(1)      GROWTH(2)      INCOME(3)    GROWTH (4)       500(5)
     -------------   ----------   ------------   ------------   -----------   -----------   ------------
      $  (24,729)    $  131,936   $   (193,732)  $   (327,392)  $   (51,885)  $  (139,267)  $   (121,628)
          29,598             --             --             --            --     1,976,392             --
       1,502,573       (264,366)    32,895,392     22,245,971     1,360,347    13,746,810     12,919,335
      ----------     ----------   ------------   ------------   -----------   -----------   ------------
       1,507,442       (132,430)    32,701,660     21,918,579     1,308,462    15,583,935     12,797,707
         964,233         26,253     71,609,854    144,025,334    29,539,420    53,092,402    164,450,138
      ----------     ----------   ------------   ------------   -----------   -----------   ------------
       2,471,675       (106,177)   104,311,514    165,943,913    30,847,882    68,676,337    177,247,845
       5,621,976      2,987,497             --             --            --            --             --
      ----------     ----------   ------------   ------------   -----------   -----------   ------------
      $8,093,651     $2,881,320   $104,311,514   $165,943,913   $30,847,882   $68,676,337   $177,247,845
      ==========     ==========   ============   ============   ===========   ===========   ============
      $  (41,392)    $   45,483   $         --   $         --   $        --   $        --   $         --
          19,782         25,863             --             --            --            --             --
         207,777       (526,497)            --             --            --            --             --
      ----------     ----------   ------------   ------------   -----------   -----------   ------------
         186,167       (455,151)            --             --            --            --             --
       2,526,436        435,348             --             --            --            --             --
      ----------     ----------   ------------   ------------   -----------   -----------   ------------
       2,712,603        (19,803)            --             --            --            --             --
       2,909,373      3,007,300             --             --            --            --             --
      ----------     ----------   ------------   ------------   -----------   -----------   ------------
      $5,621,976     $2,987,497   $         --   $         --   $        --   $        --   $         --
      ==========     ==========   ============   ============   ===========   ===========   ============

                                    F-I- 21

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                          CALVERT VARIABLE SERIES, INC.,
                                                                AMERITAS PORTFOLIOS
                                             ---------------------------------------------------------
                                               MIDCAP          MONEY                          SMALL
                                              GROWTH(1)      MARKET(2)      RESEARCH(3)      CAP(4)
                                             -----------    ------------    -----------    -----------
1999
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...........    $  (126,008)   $    927,368    $   (46,063)   $  (186,708)
  Net realized gain distributions........      1,344,414              --        245,686        726,966
  Net change in unrealized appreciation
     (depreciation)......................      9,521,581              --      2,613,908     20,160,605
                                             -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............     10,739,987         927,368      2,813,531     20,700,863
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...........................     48,878,173     165,111,439     18,765,098     74,248,125
                                             -----------    ------------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.................................     59,618,160     166,038,807     21,578,629     94,948,988
NET ASSETS AT JANUARY 1, 1999............             --              --             --             --
                                             -----------    ------------    -----------    -----------
NET ASSETS AT DECEMBER 31, 1999..........    $59,618,160    $166,038,807    $21,578,629    $94,948,988
                                             ===========    ============    ===========    ===========
1998
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income (loss)...........    $        --    $         --    $        --    $        --
  Net realized gain distributions........             --              --             --             --
  Net change in unrealized appreciation
     (depreciation)......................             --              --             --             --
                                             -----------    ------------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............             --              --             --             --
NET INCREASE (DECREASE) FROM POLICYOWNER
  TRANSACTIONS...........................             --              --             --             --
                                             -----------    ------------    -----------    -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.................................             --              --             --             --
NET ASSETS AT JANUARY 1, 1998............             --              --             --             --
                                             -----------    ------------    -----------    -----------
NET ASSETS AT DECEMBER 31, 1998..........    $        --    $         --    $        --    $        --
                                             ===========    ============    ===========    ===========

---------------
(1) Commenced business 10/29/99
(2) Commenced business 10/28/99
(3) Commenced business 10/29/99
(4) Commenced business 10/29/99

The accompanying notes are an integral part of these financial statements.

                                    F-I- 22

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable life products issued by AVLIC.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1999, there are thirty-four subaccounts within the Account. Eight of the subaccounts invest only in a corresponding Portfolio of Variable Insurance Products Fund and seven invest only in a corresponding Portfolio of Variable Insurance Products Fund II. Both funds are diversified open-end management investment companies and are managed by Fidelity Management and Research Company (Fidelity). Two of the subaccounts invest only in a corresponding Portfolio of Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. (Alger Management). Three of the subaccounts invest only in a corresponding Portfolio of MFS Variable Insurance Trust which is a diversified open-end management investment company managed by Massachusetts Financial Services Company (MFS Co.). Five of the subaccounts invest only in a corresponding Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc. which is a diversified open-end management investment company managed by Morgan Stanley Dean Witter Investment Management Inc. Nine of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. Ameritas Portfolios (Ameritas Portfolio) which is a diversified open-end management investment company managed by Ameritas Investment Corp. (see Note 3). Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds.

Pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a Portfolio of Fidelity Money Market were transferred to the Money Market subaccount of the Ameritas Portfolio as of October 28, 1999. Also, as of October 29, 1999 pursuant to an order of the SEC allowing for the substitution, all policyowner funds invested in a Portfolio of Fidelity Index 500 I-Class were transferred to the Index 500 subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Growth were transferred to the Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Income and Growth were transferred to the Income and Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management Small Capitalization Fund were transferred to the Small Cap subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of Alger Management MidCap Growth were transferred to the MidCap Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of MFS Co. Emerging Growth Series were transferred to the Emerging Growth subaccount of the Ameritas Portfolio; all policyowner funds invested in a Portfolio of MFS Co. Research Series was transferred to the Research subaccount of the Ameritas Portfolio; and all policyowner funds invested in a Portfolio of MFS Co. Growth with Income Series were transferred to the Growth with Income subaccount of the Ameritas Portfolio.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                    F-I- 23

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION AND ACCOUNTING POLICIES -- (CONTINUED)
VALUATION OF INVESTMENTS

The assets of the Account are carried at the net asset value of the underlying Portfolios of the Funds. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of AVLIC, which is taxed as a life insurance company under the Internal Revenue Code. AVLIC has the right to charge the Account any federal income taxes, or provision for federal income taxes, attributable to the operations of the Account or to the policies funded in the Account. Currently, AVLIC does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.

2. POLICYOWNER CHARGES

AVLIC charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3. RELATED PARTIES

During October 1999, AVLIC established a variable insurance trust (VIT) which contains the Ameritas Portfolios. The Ameritas Portfolios are managed by Ameritas Investment Corp., an affiliate of AVLIC. During the year ended December 31, 1999, the Account incurred advisory fees of approximately $583,000, payable to Ameritas Investment Corp. Other affiliates of AVLIC also provided sub-advisory and administrative services to the Ameritas Portfolios during 1999 of approximately $119,000.

                                    F-I- 24

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                    F-I- 25

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED

The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:

                                                        VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------------
                                                       EQUITY           EQUITY
                                MONEY MARKET           INCOME           INCOME           GROWTH            GROWTH
                                  I-CLASS             I-CLASS         S-CLASS(1)         I-CLASS         S-CLASS(2)
                             ------------------    --------------    ------------    ---------------    ------------
Shares owned at
  January 1, 1999........        83,957,576.230     7,310,168.164     137,879.292      3,655,507.381      51,779.065
Shares acquired..........       513,998,274.360     5,782,652.022     547,150.278      9,532,676.366     486,567.516
Shares disposed of.......      (597,955,850.590)   (6,657,449.475)   (201,814.275)    (9,362,890.067)   (144,218.689)
                             ------------------    --------------    ------------    ---------------    ------------
Shares owned at
  December 31, 1999......                    --     6,435,370.711     483,215.295      3,825,293.680     394,127.892
                             ==================    ==============    ============    ===============    ============
Shares owned at
  January 1, 1998........        58,077,286.870     7,361,912.916              --      3,384,599.320              --
Shares acquired..........     1,252,783,192.600     8,936,857.352     157,505.669     18,036,796.629      61,359.108
Shares disposed of.......    (1,226,902,903.240)   (8,988,602.104)    (19,626.377)   (17,765,888.568)     (9,580.043)
                             ------------------    --------------    ------------    ---------------    ------------
Shares owned at
  December 31, 1998......        83,957,576.230     7,310,168.164     137,879.292      3,655,507.381      51,779.065
                             ==================    ==============    ============    ===============    ============

---------------
(1) Commenced business 06/15/98
(2) Commenced business 06/23/98
(3) Commenced business 06/23/98
(4) Commenced business 07/07/98
(5) Commenced business 06/25/98

                                    F-I- 26

                    VARIABLE INSURANCE PRODUCTS FUND                        VARIABLE INSURANCE PRODUCTS FUND II
     ---------------------------------------------------------------   ---------------------------------------------
                                                                           ASSET           ASSET        INVESTMENT
       HIGH INCOME     HIGH INCOME       OVERSEAS         OVERSEAS        MANAGER         MANAGER       GRADE BOND
         I-CLASS        S-CLASS(3)        I-CLASS        S-CLASS(4)       I-CLASS       S-CLASS(5)       I-CLASS
     ---------------   ------------   ---------------   ------------   --------------   -----------   --------------
       4,839,967.104    173,277.599     2,859,039.227     36,742.223    8,179,278.614   111,558.654    4,432,351.864
      16,830,329.809    773,649.902    14,269,816.598    309,184.466    1,888,888.200   542,380.523    4,215,915.067
     (18,210,334.800)  (377,153.045)  (14,913,650.068)  (159,019.486)  (2,599,782.786)  (99,057.194)  (3,819,786.600)
     ---------------   ------------   ---------------   ------------   --------------   -----------   --------------
       3,459,962.113    569,774.456     2,215,205.757    186,907.203    7,468,384.028   554,881.983    4,828,480.331
     ===============   ============   ===============   ============   ==============   ===========   ==============
       4,439,239.772             --     2,871,975.918             --    8,067,994.337            --    2,680,009.791
      20,362,230.074    208,295.763    15,350,838.156     56,470.828    3,866,005.207   119,601.673    6,429,503.361
     (19,961,502.742)   (35,018.164)  (15,363,774.847)   (19,728.605)  (3,754,720.930)   (8,043.019)  (4,677,161.288)
     ---------------   ------------   ---------------   ------------   --------------   -----------   --------------
       4,839,967.104    173,277.599     2,859,039.227     36,742.223    8,179,278.614   111,558.654    4,432,351.864
     ===============   ============   ===============   ============   ==============   ===========   ==============

                                    F-I- 27

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:

                                                VARIABLE INSURANCE PRODUCTS FUND II
                         ---------------------------------------------------------------------------------
                                                                               ASSET MGR.      ASSET MGR.
                           CONTRAFUND       CONTRAFUND       INDEX 500           GROWTH          GROWTH
                            I-CLASS         S-CLASS(1)        I-CLASS           I-CLASS        S-CLASS(2)
                         --------------    ------------    --------------    --------------    -----------
Shares owned at
  January 1, 1999....     3,150,362.284     111,439.527       819,191.106       887,480.881     38,568.028
Shares acquired......     4,453,448.644     711,584.571     1,130,036.538       718,596.261    147,621.500
Shares disposed of...    (4,133,084.299)   (197,361.001)   (1,949,227.644)     (518,198.690)   (37,369.301)
                         --------------    ------------    --------------    --------------    -----------
Shares owned at
  December 31,
  1999...............     3,470,726.629     625,663.097                --     1,087,878.452    148,820.227
                         ==============    ============    ==============    ==============    ===========

Shares owned at
  January 1, 1998....     2,467,467.035              --       551,209.193       876,715.624             --
Shares acquired......     4,576,497.181     121,734.196     1,324,443.401     1,222,397.249     42,705.086
Shares disposed of...    (3,893,601.932)    (10,294.669)   (1,056,461.488)   (1,211,631.992)    (4,137.058)
                         --------------    ------------    --------------    --------------    -----------
Shares owned at
  December 31,
  1998...............     3,150,362.284     111,439.527       819,191.106       887,480.881     38,568.028
                         ==============    ============    ==============    ==============    ===========

---------------
(1) Commenced business 06/25/98
(2) Commenced business 06/25/98

                                    F-I- 28

                                           ALGER AMERICAN FUND
    --------------------------------------------------------------------------------------------------
        SMALL                           INCOME AND         MIDCAP                          LEVERAGED
    CAPITALIZATION       GROWTH           GROWTH           GROWTH          BALANCED         ALLCAP
    --------------   --------------   --------------   --------------   --------------   -------------
     1,622,219.084    1,934,879.114    2,977,458.762    1,499,741.532    1,376,246.463     510,356.079
     6,682,166.000    5,431,223.796    2,710,944.297    3,529,957.244    2,439,496.094   1,916,333.545
    (8,304,385.084)  (7,366,102.910)  (5,688,403.059)  (5,029,698.776)  (1,254,647.237)   (984,368.722)
    --------------   --------------   --------------   --------------   --------------   -------------
                --               --               --               --    2,561,095.320   1,442,320.902
    ==============   ==============   ==============   ==============   ==============   =============

     1,594,180.984    1,291,695.359    2,269,279.878    1,379,829.066      760,580.036     357,163.335
     8,230,321.407    6,178,338.314    3,626,258.757    2,752,648.203    1,499,644.125     719,818.141
    (8,202,283.307)  (5,535,154.559)  (2,918,079.873)  (2,632,735.737)    (883,977.698)   (566,625.397)
    --------------   --------------   --------------   --------------   --------------   -------------
     1,622,219.084    1,934,879.114    2,977,458.762    1,499,741.532    1,376,246.463     510,356.079
    ==============   ==============   ==============   ==============   ==============   =============

                                    F-I- 29

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED -- (CONTINUED)

The Account invests in shares of mutual funds. Share activity and total shares owned were as follows:

                                                         MFS VARIABLE INSURANCE TRUST
                                      ------------------------------------------------------------------
                                                           WORLD
                                         EMERGING        GOVERNMENT       UTILITIES          RESEARCH
                                      GROWTH SERIES        SERIES           SERIES            SERIES
                                      --------------    ------------    --------------    --------------
Shares owned at January 1, 1999...     2,708,896.576     336,831.365     1,721,761.046       807,540.107
Shares acquired...................     1,849,694.205     671,340.732     1,885,547.594       650,055.996
Shares disposed of................    (4,558,590.781)   (668,690.155)     (970,323.133)   (1,457,596.103)
                                      --------------    ------------    --------------    --------------
Shares owned at December 31,
  1999............................                --     339,481.942     2,636,985.507                --
                                      ==============    ============    ==============    ==============

Shares owned at January 1, 1998...     2,257,625.308     208,268.140       831,927.658       289,420.764
Shares acquired...................     3,643,188.582     548,489.706     2,105,774.882       909,665.190
Shares disposed of................    (3,191,917.314)   (419,926.481)   (1,215,941.494)     (391,545.847)
                                      --------------    ------------    --------------    --------------
Shares owned at December 31,
  1998............................     2,708,896.576     336,831.365     1,721,761.046       807,540.107
                                      ==============    ============    ==============    ==============

---------------
(1) Commenced business 11/11/99

                                    F-I- 30

                       MFS VARIABLE INSURANCE TRUST                 MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
                       ----------------------------   ----------------------------------------------------------------------------
                        GROWTH WITH         NEW                          EMERGING
                           INCOME        DISCOVERY        ASIAN           MARKETS         GLOBAL      INTERNATIONAL    U.S. REAL
                           SERIES        SERIES(1)        EQUITY          EQUITY          EQUITY         MAGNUM          ESTATE
                       --------------   -----------   --------------   -------------   ------------   -------------   ------------
                        1,373,397.787                    242,829.800     366,678.867    634,535.152    500,621.227     304,846.573
                        1,203,076.402    74,858.008    5,118,016.988   1,047,264.383    712,303.814    965,903.308     411,093.974
                       (2,576,474.189)  (38,926.906)  (4,520,922.164)   (709,158.513)  (483,517.303)  (883,828.127)   (399,659.654)
                       --------------   -----------   --------------   -------------   ------------   ------------    ------------
                                   --    35,931.102      839,924.624     704,784.737    863,321.663    582,696.408     316,280.893
                       ==============   ===========   ==============   =============   ============   ============    ============

                          820,397.016            --      182,876.009     322,394.901    248,631.218    280,286.412     263,567.027
                        1,302,607.527            --    2,164,894.930     593,796.286    832,986.970    747,756.545     549,316.381
                         (749,606.756)           --   (2,104,941.139)   (549,512.320)  (447,083.036)  (527,421.730)   (508,036.835)
                       --------------   -----------   --------------   -------------   ------------   ------------    ------------
                        1,373,397.787            --      242,829.800     366,678.867    634,535.152    500,621.227     304,846.573
                       ==============   ===========   ==============   =============   ============   ============    ============

                                    F-I- 31

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT VA-2
                         NOTES TO FINANCIAL STATEMENTS

4. SHARES OWNED -- (CONTINUED)
THE ACCOUNT INVESTS IN SHARES OF MUTUAL FUNDS. SHARE ACTIVITY AND TOTAL SHARES OWNED WERE AS FOLLOWS:

                                         CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS
                         ----------------------------------------------------------------------------------
                           EMERGING
                            GROWTH            GROWTH         GROWTH WITH      INCOME AND          INDEX
                         PORTFOLIO(1)      PORTFOLIO(2)       INCOME(3)        GROWTH(4)         500(5)
                         -------------    --------------    -------------    -------------    -------------
Shares owned at
  January 1, 1999
  Shares acquired....    3,128,363.372     4,071,628.320    1,602,206.945    4,550,030.334    1,386,125.523
Shares disposed of...     (373,172.846)   (1,511,950.499)    (145,056.149)    (591,740.010)    (326,664.413)
                         -------------    --------------    -------------    -------------    -------------
Shares owned at
  December 31,
  1999...............    2,755,190.526     2,559,677.821    1,457,150.796    3,958,290.324    1,059,461.110
                         =============    ==============    =============    =============    =============
Shares owned at
  January 1, 1998....               --                --               --               --               --
Shares acquired......               --                --               --               --               --
Shares disposed of...               --                --               --               --               --
                         -------------    --------------    -------------    -------------    -------------
Shares owned at
  December 31,
  1998...............               --                --               --               --               --
                         =============    ==============    =============    =============    =============

-------------------------
(1) Commenced business 10/29/99
(2) Commenced business 10/29/99
(3) Commenced business 10/29/99
(4) Commenced business 10/29/99
(5) Commenced business 10/29/99
(6) Commenced business 10/29/99
(7) Commenced business 10/28/99
(8) Commenced business 10/29/99
(9) Commenced business 10/29/99

                                    F-I- 32

           CALVERT VARIABLE SERIES, INC., AMERITAS PORTFOLIOS
    -----------------------------------------------------------------
       MIDCAP            MONEY                             SMALL
      GROWTH(6)        MARKET(7)        RESEARCH(8)        CAP(9)
    -------------   ----------------   -------------   --------------
    2,715,529.105    560,202,901.620   1,068,799.043    3,942,078.699
     (822,889.099)  (394,164,095.470)   (130,189.700)  (2,259,182.778)
    -------------   ----------------   -------------   --------------
    1,892,640.006    166,038,806.150     938,609.343    1,682,895.921
    =============   ================   =============   ==============
               --                 --              --               --
               --                 --              --               --
               --                 --              --               --
    -------------   ----------------   -------------   --------------
               --                 --              --               --
    =============   ================   =============   ==============

                                    F-I- 33

INDEPENDENT AUDITORS' REPORT

Board of Directors
Ameritas Variable Life Insurance Company
Lincoln, Nebraska

We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company (a wholly owned subsidiary of AMAL Corporation) as of December 31, 1999 and 1998, and the related statements of operations, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

/s/ DELOITTE & TOUCHE LLP

Lincoln, Nebraska
February 5, 2000

                                    F-II- 1

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                     (IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                      DECEMBER 31
                                                                ------------------------
                                                                   1999          1998
                                                                ----------    ----------
ASSETS
Investments:
  Fixed maturity securities, available for sale (amortized
     cost $129,567 -- 12/99 and $146,650 -- 12/98)..........    $  124,734    $  150,462
  Equity securities, available for sale (amortized cost
     $2,031 -- 12/99 and $2,031 -- 12/98)...................         1,705         2,020
  Mortgage loans on real estate.............................         1,392            --
  Loans on insurance policies...............................        16,499        10,949
  Other invested assets.....................................            --        10,020
                                                                ----------    ----------
          Total investments.................................       144,330       173,451
Cash and cash equivalents...................................        11,970        12,011
Accrued investment income...................................         2,442         2,425
Reinsurance receivable-affiliate............................        35,921            --
Reinsurance recoverable-affiliates..........................           153           455
Prepaid reinsurance premium-affiliates......................         2,537         2,380
Deferred policy acquisition costs...........................       152,297       121,236
Other.......................................................         2,840         1,695
Separate Accounts...........................................     2,394,445     1,709,448
                                                                ----------    ----------
                                                                $2,746,935    $2,023,101
                                                                ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Policy and contract reserves..............................    $    2,185    $    1,681
  Policy and contract claims................................           755           625
  Accumulated contract values...............................       240,050       213,874
  Unearned policy charges...................................         2,030         1,814
  Unearned reinsurance ceded allowance......................         3,942         3,596
  Federal income taxes--
     Current................................................         2,922         2,941
     Deferred...............................................         6,725         8,348
  Accounts payable -- affiliates............................         7,285         3,364
  Other.....................................................         6,639         4,722
  Separate Accounts.........................................     2,394,445     1,709,448
                                                                ----------    ----------
          Total Liabilities.................................     2,666,978     1,950,413
                                                                ----------    ----------
STOCKHOLDER'S EQUITY:
  Common stock, par value $100 per share; authorized 50,000
     shares, issued and outstanding 40,000 shares...........         4,000         4,000
  Additional paid-in capital................................        42,870        40,370
  Retained earnings.........................................        34,032        27,434
  Accumulated other comprehensive income....................          (945)          884
                                                                ----------    ----------
          Total Stockholder's Equity........................        79,957        72,688
                                                                ----------    ----------
                                                                $2,746,935    $2,023,101
                                                                ==========    ==========

The accompanying notes are an integral part of these financial statements.

                                    F-II- 2

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                  YEARS ENDED DECEMBER 31,
                                                                -----------------------------
                                                                 1999       1998       1997
                                                                -------    -------    -------
INCOME:
Insurance revenues:
  Contract charges..........................................    $51,794    $42,775    $33,717
  Premium-reinsurance ceded.................................     (8,683)    (7,836)    (6,840)
  Reinsurance ceded allowance...............................      3,594      3,169      2,752
Investment revenues:
  Investment income, net....................................     13,970     14,052      8,277
  Realized gains (losses), net..............................     (1,786)        79        368
Other.......................................................      3,016      2,269        980
                                                                -------    -------    -------
                                                                 61,905     54,508     39,254
                                                                -------    -------    -------
BENEFITS AND EXPENSES:
Policy benefits:
  Death benefits............................................      2,805      2,200      1,356
  Interest credited.........................................     12,512     13,400      7,258
  Increase in policy and contract reserves..................        504        740        192
  Other.....................................................        190        222         92
Sales and operating expenses................................     22,277     15,980     11,641
Amortization of deferred policy acquisition costs...........     12,760     11,847      9,584
                                                                -------    -------    -------
                                                                 51,048     44,389     30,123
                                                                -------    -------    -------
INCOME BEFORE FEDERAL INCOME TAXES..........................     10,857     10,119      9,131
                                                                -------    -------    -------
Income taxes -- current.....................................      4,898      4,000      4,305
Income taxes -- deferred....................................       (639)    (1,135)      (844)
                                                                -------    -------    -------
       Total income taxes...................................      4,259      2,865      3,461
                                                                -------    -------    -------
NET INCOME..................................................    $ 6,598    $ 7,254    $ 5,670
                                                                =======    =======    =======

The accompanying notes are an integral part of these financial statements.

                                    F-II- 3

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (IN THOUSANDS)

                                                                 YEARS ENDED DECEMBER 31,
                                                                --------------------------
                                                                 1999      1998      1997
                                                                ------    ------    ------
Net income..................................................    $6,598    $7,254    $5,670
Other comprehensive income, net of tax:
  Unrealized gains (losses) on securities:
     Unrealized holding gains (losses) arising during period
      (net of deferred tax of ($1,610), $185 and $378 for
      1999, 1998 and 1997 respectively).....................    (2,990)      343       702
     Reclassification adjustment for (gains) losses included
      in net income (net of deferred tax of $625, ($28) and
      ($129) for 1999, 1998 and 1997 respectively)..........     1,161       (51)     (239)
                                                                ------    ------    ------
  Other comprehensive income (loss).........................    (1,829)      292       463
                                                                ------    ------    ------
Comprehensive income........................................    $4,769    $7,546    $6,133
                                                                ======    ======    ======

The accompanying notes are an integral part of these financial statements.

                                    F-II- 4

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                         (IN THOUSANDS, EXCEPT SHARES)

                                                                                            ACCUMULATED
                                               COMMON STOCK      ADDITIONAL                    OTHER
                                             ----------------     PAID-IN      RETAINED    COMPREHENSIVE
                                             SHARES    AMOUNT     CAPITAL      EARNINGS       INCOME         TOTAL
                                             ------    ------    ----------    --------    -------------     -----
BALANCE, January 1, 1997.................    40,000    $4,000     $40,370      $14,510        $   129       $59,009
  Net unrealized investment gain, net....       --        --           --           --            463           463
  Net income.............................       --        --           --        5,670             --         5,670
                                             ------    ------     -------      -------        -------       -------
BALANCE, December 31, 1997...............    40,000    4,000       40,370       20,180            592        65,142
  Net unrealized investment gain, net....       --        --           --           --            292           292
  Net income.............................       --        --           --        7,254             --         7,254
                                             ------    ------     -------      -------        -------       -------
BALANCE, December 31, 1998...............    40,000    4,000       40,370       27,434            884        72,688
  Net unrealized investment loss, net....       --        --           --           --         (1,829)       (1,829)
  Capital contribution...................       --        --        2,500           --             --         2,500
  Net income.............................       --        --           --        6,598             --         6,598
                                             ------    ------     -------      -------        -------       -------
BALANCE, December 31, 1999...............    40,000    $4,000     $42,870      $34,032        $  (945)      $79,957
                                             ======    ======     =======      =======        =======       =======

The accompanying notes are an integral part of these financial statements.

                                    F-II- 5

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                    YEARS ENDED DECEMBER 31,
                                                                --------------------------------
                                                                  1999        1998        1997
                                                                --------    --------    --------
OPERATING ACTIVITIES
Net Income..................................................    $  6,598    $  7,254    $  5,670
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Amortization of deferred policy acquisition costs.........      12,760      11,847       9,584
  Policy acquisition costs deferred.........................     (39,491)    (34,820)    (30,642)
  Interest credited to contract values......................      12,512      13,400       7,258
  Amortization of discounts or premiums.....................          67         (28)        (40)
  Net gains on other invested assets........................      (2,830)     (3,732)       (631)
  Net realized (gains) losses on investment transactions....       1,786         (79)       (368)
  Deferred income taxes.....................................        (639)     (1,135)       (844)
  Change in assets and liabilities:
     Accrued investment income..............................         (17)       (624)       (705)
     Reinsurance recoverable-affiliates.....................         302          59        (505)
     Prepaid reinsurance premium-affiliates.................        (157)        (82)       (142)
     Other assets...........................................      (1,145)     (1,496)        284
     Policy and contract reserves...........................         504         740         192
     Policy and contract claims.............................         130        (300)        819
     Unearned policy charges................................         216         316         255
     Federal income tax payable-current.....................         (19)      1,475         591
     Unearned reinsurance ceded allowance...................         346         328         129
     Other liabilities......................................       5,838      (2,114)      2,172
                                                                --------    --------    --------
  Net cash from operating activities........................      (3,239)     (8,991)     (6,923)
                                                                --------    --------    --------
INVESTING ACTIVITIES
Purchase of fixed maturity securities available for sale....     (48,474)    (70,904)    (92,291)
Purchase of equity securities available for sale............          --          --      (4,311)
Purchase of mortgage loans on real estate...................      (1,400)         --
Purchase of other invested assets...........................      (1,252)     (7,760)     (1,611)
Proceeds from maturities or repayment of fixed maturity
  securities available for sale.............................      11,242      15,289      25,168
Proceeds from sales of fixed maturity securities available
  for sale..................................................       7,762      22,282      16,419
Proceeds from the sale of equity securities available for
  sale......................................................          --       1,979         252
Proceeds from the sale of other invested assets.............       1,162       3,678          35
Net change in loans on insurance policies...................      (5,550)     (3,467)     (3,173)
                                                                --------    --------    --------
  Net cash from investing activities........................     (36,510)    (38,903)    (59,512)
                                                                --------    --------    --------
FINANCING ACTIVITIES
Capital contribution........................................       2,500          --          --
Net change in accumulated contract values...................      37,208      46,194      69,462
                                                                --------    --------    --------
  Net cash from financing activities........................      39,708      46,194      69,462
                                                                --------    --------    --------
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS............         (41)     (1,700)      3,027
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD............      12,011      13,711      10,684
                                                                --------    --------    --------
CASH AND CASH EQUIVALENTS AT END OF PERIOD..................    $ 11,970    $ 12,011    $ 13,711
                                                                ========    ========    ========
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes..................................    $  4,917    $  2,525    $  3,714

The accompanying notes are an integral part of these financial statements.

                                    F-II- 6

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of AMAL Corporation, a holding company 66% owned by Ameritas Life Insurance Corp. (ALIC) and 34% owned by AmerUs Life Insurance Company (AmerUs). The Company began issuing variable life insurance and variable annuity policies in 1987, fixed premium annuities in 1996 and equity indexed annuities in 1997. The variable life, variable annuity, fixed premium annuity and equity indexed annuity policies are not participating with respect to dividends.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The principal accounting and reporting practices followed are:

INVESTMENTS

The Company classifies its securities into categories based upon the Company's intent relative to the eventual disposition of the securities. The first category, held to maturity securities, is comprised of fixed maturity securities which the Company has the positive intent and ability to hold to maturity. These securities are carried at amortized cost. The second category, available for sale securities, may be sold to address the liquidity and other needs of the Company. Securities classified as available for sale are carried at fair value on the balance sheet with unrealized gains and losses excluded from operations and reported as a separate component of stockholder's equity, net of related deferred acquisition costs and income tax effects. The third category, trading securities, is for debt and equity securities acquired for the purpose of selling them in the near term. The Company has classified all of its securities as available for sale. Realized investment gains and losses on sales of securities are determined on the specific identification method.

Other Invested Assets consist of exchange and privately traded options tied to the Standard and Poor's Index and are valued at fair value with changes in the fair value of these investments and realized gains on these investments included in net investment income.

The Company records write-offs or allowances for its investments based upon an evaluation of specific problem investments. The Company reviews, on a continual basis, all invested assets to identify investments where the Company may have credit concerns. Investments with credit concerns include those the Company has identified as experiencing a deterioration in financial condition. The Company has no write-offs or allowances recorded as of December 31, 1999, 1998 and 1997.

CASH EQUIVALENTS

The Company considers all highly liquid debt securities purchased with remaining maturity of less than three months to be cash equivalents.

                                    F-II- 7

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
SEPARATE ACCOUNTS

The Company operates separate accounts on which the earnings or losses accrue exclusively to contractholders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are reported at fair value.

PREMIUM REVENUE AND BENEFITS TO POLICYOWNERS

RECOGNITION OF UNIVERSAL LIFE-TYPE CONTRACTS REVENUE AND BENEFITS TO
POLICYOWNERS
Universal life-type policies are insurance contracts with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyowner, premiums paid by the policyowner or interest accrued to policyowners balances. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for universal life-type policies consist of charges assessed against policy account values for deferred policy loading, mortality risk expense, the cost of insurance and policy administration. Policy benefits and claims that are charged to expense include interest credited to contracts under the fixed account investment option and benefit claims incurred in the period in excess of related policy account balances.

RECOGNITION OF INVESTMENT CONTRACT REVENUE AND BENEFITS TO POLICYOWNERS Contracts that do not subject the Company to risks arising from policyowner mortality or morbidity are referred to as investment contracts. Certain deferred annuities are considered investment contracts. Amounts received as payments for such contracts are reflected as deposits in accumulated contract values and are not reported as premium revenues.

Revenues for investment products consist of investment income and policy administration charges. Contract benefits that are charged to expense include benefit claims incurred in the period in excess of related contract balances, and interest credited to contract balances.

POLICY ACQUISITION COSTS

Those costs of acquiring new business, which vary with and are directly related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future premiums. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable distribution expenses.

Costs deferred related to universal life-type policies and investment-type contracts are amortized generally over the lives of the policies, in relation to the present value of estimated gross profits from mortality, investment and expense margins. The estimated gross profits are reviewed periodically based on actual experience and changes in assumptions.

                                    F-II- 8

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
   POLICIES -- (CONTINUED)
A roll-forward of the amounts reflected in the balance sheets as deferred acquisition costs is as follows:

                                                                          DECEMBER 31
                                                                -------------------------------
                                                                  1999        1998       1997
                                                                --------    --------    -------
Beginning balance...........................................    $121,236    $ 98,746    $79,272
Acquisition costs deferred..................................      39,491      34,820     30,642
Amortization of deferred policy acquisition costs...........     (12,760)    (11,847)    (9,584)
Adjustment for unrealized investment (gain)/loss............       6,145        (483)    (1,584)
Balance released under co-insurance agreement (note 4)......      (1,815)         --         --
                                                                --------    --------    -------
Ending balance..............................................    $152,297    $121,236    $98,746
                                                                ========    ========    =======

To the extent that unrealized gains or losses on available for sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment of the unrealized investment gains or losses included in stockholder's equity.

FUTURE POLICY AND CONTRACT BENEFITS

Liabilities for future policy and contract benefits left with the Company on variable universal life and annuity-type contracts are based on the policy account balance, and are shown as accumulated contract values. In addition, the Company carries as future policy benefits a liability for additional coverages offered under policy riders.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the cumulative differences in assets and liabilities determined on a tax return and financial statement basis at the current enacted tax rates.

NEW ACCOUNTING PRONOUNCEMENTS

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, entitled "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133). The statement requires that all derivatives (including certain derivatives embedded in contracts) be recorded on the balance sheet and measured at fair value. SFAS No. 133 requires that changes in the fair value of derivatives be recognized currently in operations unless specific hedge accounting criteria are met. If such criteria are met, the derivative's gain or loss will offset related results of the hedged item in the statement of operations. A company must formally document, designate and assess the effectiveness of transactions to apply hedge accounting treatment.

SFAS No. 133 is effective for fiscal years beginning after June 15, 2000, with earlier implementation permitted. The statement must be implemented as of the beginning of a quarter and retroactive application to financial statements of prior periods is prohibited. The Company has not determined the financial statement impact of adopting this statement.

RECLASSIFICATIONS

Certain items on the prior year financial statements have been reclassified to conform to current year presentation.

                                    F-II- 9

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS

Investment income summarized by type of investment was as follows:

                                                                  YEARS ENDED DECEMBER 31
                                                                ----------------------------
                                                                 1999       1998       1997
                                                                -------    -------    ------
Fixed maturity securities available for sale................    $ 9,644    $ 9,099    $6,622
Equity Securities available for sale........................        159        179       156
Mortgage loans on real estate...............................         34         --        --
Loans on insurance policies.................................        845        590       370
Cash equivalents............................................        681        659       642
Other invested assets.......................................      2,830      3,732       631
                                                                -------    -------    ------
  Gross investment income...................................     14,193     14,259     8,421
Investment expenses.........................................        223        207       144
                                                                -------    -------    ------
  Net investment income.....................................    $13,970    $14,052    $8,277
                                                                =======    =======    ======

Net pretax realized investment gains (losses) were as follows:

                                                                  YEARS ENDED DECEMBER 31
                                                                ----------------------------
                                                                 1999         1998      1997
                                                                -------       ----      ----
Net gains (losses) on disposals of fixed maturity securities
  available for sale (note 4)...............................    $(1,786)      $131      $365
Net gains (losses) on disposal of equity securities
  available for sale........................................         --        (52)     $  3
                                                                -------       ----      ----
Net gains (losses) on disposal of securities available for
  sale......................................................    $(1,786)      $ 79      $368
                                                                =======       ====      ====

Proceeds from sales of securities available for sale and gross gains and losses realized on those sales were as follows:

                                                                   YEAR ENDED DECEMBER 31, 1999
                                                                ----------------------------------
                                                                PROCEEDS         GAINS      LOSSES
                                                                --------         -----      ------
Fixed maturity securities available for sale................     $7,762           $6         $80
                                                                 ======           ==         ===

                                                                  YEAR ENDED DECEMBER 31, 1998
                                                                --------------------------------
                                                                PROCEEDS       GAINS      LOSSES
                                                                --------       -----      ------
Fixed maturity securities available for sale................    $22,282        $242        $301
Equity securities available for sale........................      1,979          --          52
                                                                -------        ----        ----
  Total securities available for sale.......................    $24,261        $242        $353
                                                                =======        ====        ====

                                                                  YEAR ENDED DECEMBER 31, 1997
                                                                --------------------------------
                                                                PROCEEDS       GAINS      LOSSES
                                                                --------       -----      ------
Fixed maturity securities available for sale................    $16,419        $161         $8
Equity securities available for sale........................        252           2         --
                                                                -------        ----         --
  Total securities available for sale.......................    $16,671        $163         $8
                                                                =======        ====         ==

                                    F-II- 10

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

2. INVESTMENTS -- (CONTINUED)
The amortized cost and fair value of investments in securities by type of investment were as follows:

                                                                      DECEMBER 31, 1999
                                                      -------------------------------------------------
                                                                       GROSS UNREALIZED
                                                      AMORTIZED       ------------------         FAIR
                                                        COST          GAINS       LOSSES        VALUE
                                                      ---------       -----       ------       --------
U.S. Corporate....................................    $ 85,653         $35        $3,388       $ 82,300
Mortgage-backed...................................      34,929          12         1,422         33,519
U.S. Treasury securities and obligations of U.S.
  government agencies.............................       8,985          40           110          8,915
                                                      --------         ---        ------       --------
  Total fixed maturity securities available for
     sale.........................................     129,567          87         4,920        124,734
                                                      --------         ---        ------       --------
Equity securities available for sale..............       2,031          --           326          1,705
                                                      --------         ---        ------       --------
  Total securities available for sale.............    $131,598         $87        $5,246       $126,439
                                                      ========         ===        ======       ========

                                                                      DECEMBER 31, 1998
                                                      --------------------------------------------------
                                                                       GROSS UNREALIZED
                                                      AMORTIZED       -------------------         FAIR
                                                        COST          GAINS        LOSSES        VALUE
                                                      ---------       ------       ------       --------
U.S. Corporate....................................    $ 98,658        $3,146        $159        $101,645
Mortgage-backed...................................      35,314           430          14          35,730
U.S. Treasury securities and obligations of U.S.
  government agencies.............................      12,678           409          --          13,087
                                                      --------        ------        ----        --------
  Total fixed maturity securities available for
     sale.........................................     146,650         3,985         173         150,462
                                                      --------        ------        ----        --------
Equity securities available for sale..............       2,031            --          11           2,020
                                                      --------        ------        ----        --------
  Total securities available for sale.............    $148,681        $3,985        $184        $152,482
                                                      ========        ======        ====        ========

The amortized cost and fair value of fixed maturity securities available for sale by contractual maturity at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                AMORTIZED      FAIR
                                                                  COST        VALUE
                                                                ---------    --------
Due in one year or less.....................................    $  3,448     $  3,453
Due after one year through five years.......................      43,868       42,513
Due after five years through ten years......................      32,139       31,066
Due after ten years.........................................      15,183       14,183
Mortgage-backed securities..................................      34,929       33,519
                                                                --------     --------
  Total.....................................................    $129,567     $124,734
                                                                ========     ========

The Company purchased exchange and privately traded options to support certain equity index annuity policyowner liabilities. These derivatives, reflected as other invested assets, were used to manage fluctuations in the equity market risk granted to the policyowners of the equity index annuities. These derivatives involved, to varying degrees, elements of credit risk and market risk. The options value on the balance sheet reflected the risk of potential loss to the entity. At December 31, 1998 the Company held options with terms ranging from 1 to 7 years with a notional amount of $18,655, a cost of $7,096 and a fair value of $10,020. Due to the transfer of these assets as part of the co-insurance agreement outlined in note 4, there were no options outstanding at December 31, 1999.

                                    F-II- 11

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

3. INCOME TAXES

The items that give rise to deferred tax assets and liabilities relate to the following:

                                                                 YEARS ENDED
                                                                 DECEMBER 31
                                                              -----------------
                                                               1999      1998
                                                               ----      ----
Net unrealized investment gains on securities available for
  sale......................................................  $    --   $ 1,365
Deferred policy acquisition costs...........................   45,802    36,031
Prepaid expenses............................................      888       833
                                                              -------   -------
Gross deferred tax liability................................   46,690    38,229
                                                              -------   -------
Future policy and contract benefits.........................   35,650    27,810
Net unrealized investment losses............................    1,768        --
Capital loss carryforward...................................      515        --
Deferred future revenues....................................    2,090     1,894
Other.......................................................      457       177
                                                              -------   -------
Gross deferred tax asset....................................   40,480    29,881
Less valuation allowance....................................      515        --
                                                              -------   -------
Total deferred tax asset after valuation allowance..........   39,965    29,881
                                                              -------   -------
  Net deferred tax liability................................  $ 6,725   $ 8,348
                                                              =======   =======

The difference between the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                              YEARS ENDED DECEMBER 31
                                                              ------------------------
                                                              1999      1998      1997
                                                              ----      ----      ----
Federal statutory tax rate..................................  35.0%     35.0%     35.0%
Other.......................................................   4.2      (6.7)      2.9
                                                              ----      ----      ----
  Effective tax rate........................................  39.2%     28.3%     37.9%
                                                              ====      ====      ====

The Company has approximately $1.5 million of capital loss carryforward available as of December 31, 1999. At December 31, 1999 the Company provided for a valuation allowance against the deferred tax asset related to the capital loss carryforward.

The Company's federal income tax returns have been examined by the Internal Revenue Service (IRS) through 1995. The Company is currently appealing certain adjustments proposed by the IRS for tax years 1993 through 1995. The IRS is currently examining the Company's return for the tax period ending March 31, 1996. Management believes adequate provisions have been made for any additional taxes which may become due with respect to the adjustments proposed by the IRS.

4. RELATED PARTY TRANSACTIONS

Affiliates provide technical, financial, legal, marketing and investment advisory support to the Company under administrative service agreements. The cost of these services to the Company for years ended December 31, 1999, 1998 and 1997 was $12,265, $11,737 and $12,082, respectively.

The Company entered into reinsurance agreements (yearly renewable term) with affiliates. Under this agreement, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners. The Company paid $4,419, $4,104 and $3,810 of reinsurance premiums, net of ceded allowances, to affiliates for the years

                                    F-II- 12

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

4. RELATED PARTY TRANSACTIONS -- (CONTINUED) ended December 31, 1999, 1998 and 1997, respectively. The Company has received reinsurance recoveries from affiliates of $7,268, $3,310 and $2,260 for the years ended December 31, 1999, 1998 and 1997, respectively.

Effective June 30, 1999 the Company agreed to 100% co-insure its equity index annuity business to AmerUs in a non-cash transaction. Under the terms of the agreement investments with a fair value of $57,648 and amortized cost of $59,390 were transferred to AmerUs. In return AmerUs co-insured the full liability for this business resulting in a $59,561 reinsurance receivable from affiliate being recorded. The Company also released the $1,815 of deferred policy acquisition costs which it was carrying on this block. In December 1999, AmerUs through assumption reinsurance assumed approximately 40% of this block, reducing the reinsurance receivable -- affiliate to $35,921. This amount is secured by a letter of credit.

The Company has entered into guarantee agreements with ALIC, AmerUs and AMAL Corporation whereby, they guarantee the full, complete and absolute performance of all duties and obligations of the Company.

The Company's variable life and annuity products are distributed through Ameritas Investment Corp. (AIC), a wholly-owned subsidiary of AMAL Corporation. The Company received $93 for the year ended December 31, 1997 from this affiliate to partially defray the costs of materials and prospectuses. The Company received no recovery to defray these cost for the years ended December 31, 1999 and 1998. Policies placed by this affiliate generated commission expense of $35,736, $28,621 and $23,232 for the years ended December 31, 1999, 1998 and 1997, respectively.

Transactions with related parties are not necessarily indicative of revenues and expenses which would have occurred had the parties not been related.

5. BENEFIT PLANS

The Company provides retirement and postretirement medical benefits to qualifying employees. Prior to August 1, 1997 these benefits were provided under plans which covered substantially all employees of Ameritas Life Insurance Corp. and its subsidiaries. Concurrent with the transfer of a significant number of employees to the Company, effective August 1, 1997, AMAL Corporation assumed the benefit obligations associated with these plans.

The Company is included in a multiple employer noncontributory defined benefit plan that covers substantially all full-time employees of Ameritas Life Insurance Corp. and its subsidiaries and AMAL Corporation and its subsidiaries. Pension costs include current service costs, which are accrued and funded on a current basis, and post service costs, which are amortized over the average remaining service life of all employees on the adoption date. Total Company contributions for the years ended December 31, 1999, 1998 and 1997 were $159, $163 and $29, respectively.

The Company's employees also participate in a defined contribution thrift plan that covers substantially all full time employees of Ameritas Life Insurance Corp. and its subsidiaries. Company matching contributions under the plan range from 1% to 3% of the participant's compensation. Total Company contributions for the years ended December 31, 1999, 1998 and 1997 were $47, $47 and $24, respectively.

The Company is also included in the postretirement benefit plan providing group medical coverage to retired employees of AMAL Corporation and it's subsidiaries. Prior to August 1, 1997 these benefits were provided under a plan with Ameritas Life Insurance Corp. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately

                                    F-II- 13

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

5. BENEFIT PLANS -- (CONTINUED)
preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. Total Company contributions for the years ended December 31, 1999, 1998 and 1997 were $12, $12 and $5, respectively.

Expenses for the defined benefit plan and postretirement group medical plan are allocated to the Company based on the number of associates in AMAL Corporation and its subsidiaries.

6. INSURANCE REGULATORY MATTERS

Net income (loss), as determined in accordance with statutory accounting practices, was ($4,513), $319, and $2,048 for 1999, 1998 and 1997, respectively.
The Company's statutory surplus was $41,637, $44,589 and $45,265 at December 31, 1999, 1998 and 1997, respectively. The Company is required to maintain a certain level of surplus to be in compliance with state laws and regulations. Company surplus is monitored by state regulators to ensure compliance with risk based capital requirements. Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder.

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made regarding fair value information about certain financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, may not be realized in immediate settlement of the instrument. All nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1999 and 1998. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for each class of financial instrument for which it is practicable to estimate a value:

          FIXED MATURITY SECURITIES AVAILABLE FOR SALE -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

          EQUITY SECURITIES AVAILABLE FOR SALE -- Fair value is determined using an independent pricing source.

          MORTGAGE LOANS ON REAL ESTATE -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 1999.

                                    F-II- 14

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

7. FAIR VALUE OF FINANCIAL INSTRUMENTS -- (CONTINUED)
          LOANS ON INSURANCE POLICIES -- Fair values for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans with similar remaining terms. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

          OTHER INVESTED ASSETS -- Fair value is determined using an independent pricing source.

          CASH AND CASH EQUIVALENTS, ACCRUED INVESTMENT INCOME AND REINSURANCE RECOVERABLE -- The carrying amounts equal fair value.

          ACCUMULATED CONTRACT VALUES -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date, which approximates fair value.

Estimated fair values are as follows:

                                                                        DECEMBER 31
                                                        --------------------------------------------
                                                                1999                    1998
                                                        --------------------    --------------------
                                                        CARRYING      FAIR      CARRYING      FAIR
                                                         AMOUNT      VALUE       AMOUNT      VALUE
                                                        --------    --------    --------    --------
Financial assets:
  Fixed maturity securities, available for sale.....    $124,734    $124,734    $150,462    $150,462
  Equity securities, available for sale.............       1,705       1,705       2,020       2,020
  Mortgage loans on real estate.....................       1,392       1,369          --          --
  Loans on insurance policies.......................      16,499      14,557      10,949      10,286
  Other invested assets.............................          --          --      10,020      10,020
  Cash and cash equivalents.........................      11,970      11,970      12,011      12,011
  Accrued investment income.........................       2,442       2,442       2,425       2,425
  Reinsurance receivable -- affiliate...............      35,921      35,921          --          --
  Reinsurance recoverable -- affiliates.............         153         153         455         455
Financial liabilities:
  Accumulated contract values excluding amounts held
     under insurance contracts......................     184,376     184,376     199,585     199,585

8. SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are:

                                                                      DECEMBER 31
                                                                ------------------------
                                                                   1999          1998
                                                                ----------    ----------
Separate Account V..........................................    $  402,722    $  282,653
Separate Account VA-2.......................................     1,991,723     1,426,795
                                                                ----------    ----------
                                                                $2,394,445    $1,709,448
                                                                ==========    ==========

                                    F-II- 15

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS
      FOR THE YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997 -- (CONTINUED)
                                 (IN THOUSANDS)

8. SEPARATE ACCOUNTS -- (CONTINUED)
During 1999 the Company formed a variable insurance trust (VIT). AIC serves as the investment advisor and another affiliate provides administrative services to the VIT. AIC received advisory fees of $702 for the year ended December 31, 1999. At December 31, 1999 separate account assets under the VIT totaled $1,066,249.

                                    F-II- 16

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits


     a)   Financial Statements:


     The financial statements of the subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B.



     Subaccounts of Ameritas Variable Life Insurance Company Separate Account VA-2:

     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Statement of Net Assets as of December 31, 1999.

     - Statements of Operations for the years ended December 31, 1999 and 1998.

     - Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
     - Notes to Financial Statements for the years ended December 31, 1999 and 1998.

     Ameritas Variable Life Insurance Company:
     -    Report of Deloitte & Touche LLP, independent auditors.
     -    Balance Sheets as of December 31, 1999 and 1998.
     - Statements of Operations for the years ended December 31, 1999, 1998 and 1997.
     - Statements of Comprehensive Income for the years ended December 31, 1999, 1998 and 1997.
     - Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
     - Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
     - Notes to Financial Statements for the years ended December 31, 1999, 1998 and 1997.


All schedules of Ameritas Variable Life Insurance Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.


There are no financial statements included in Part A.

b) Exhibits



Exhibit
-------
Number              Description of Exhibit
------              ----------------------
  (1)               Resolution of Board of Directors of Ameritas Variable Life Insurance Company
                    Establishing Ameritas Variable Life Insurance Company Separate Account VA-2.*
  (2)               Not applicable.
  (3) (a)           Principal Underwriting Agreement. *****
  (3) (b)           Form of Selling Agreement. **
  (4)               Form of Variable Annuity Contract.*
  (5)               Form of Application for Variable Annuity Contract.****
  (6) (a)           Articles of Incorporation of Ameritas Variable Life Insurance Company.***
  (6) (b)           Bylaws of Ameritas Variable Life Insurance Company.****
  (7)               Not Applicable.
  (8) (a)           Participation Agreement (MFS).**
  (8) (b)           Participation Agreement (Fidelity).***
  (8) (c)           Participation Agreement (Alger American).***
  (8) (d)           Participation Agreement (Morgan Stanley).**
  (8) (e)           Form of Participation Agreement (Calvert Variable Series, Inc.).******
  (9)               Opinion and consent of Donald R. Stading.
  (10)(a)           Independent Auditors' Consent.
  (11)              No financial statement are omitted from Item 23.
  (12)              Not applicable.
  (13)              Schedule of Computation of Performance Quotations.*******


* Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate Account VA-2 (File No. 33-14774), filed on June 2, 1987.

** Incorporated by reference to initial registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on November 5, 1996.

*** Incorporated by reference to pre-effective amendment to registration statement for Ameritas Variable Life Insurance Company, Separate Account V File No. 333-15585, filed on January 17, 1997.

**** Incorporated by reference to the registration statement for Ameritas Variable Life Insurance Company, Separate Account VA-2, File No. 33-14774, filed on March 26, 1992.

***** Incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, File No. 33-14774, filed on February 28, 1997.

****** Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement for Ameritas Variable Life Insurance Company Separate Account V, File No. 333-15585, filed on August 30, 1999.

******* Incorporated by reference to Post-Effective Amendment No. 9 to the
        Registration Statement for Ameritas Variable Life Insurance Company Separate Account VA-2, file No. 33-98848, filed on February 29, 2000.

Item 25 Directors and Officers of the Depositor



     Name and Principal                              Position and Offices
     Business Address                                with Depositor
     ----------------                                --------------
     Lawrence J. Arth*                               Director, Chairman of the Board and Chief Executive Officer

     William J. Atherton*                            Director, President, and Chief Operating Officer

     Kenneth C. Louis*                               Director and Executive Vice President

     Gary R. McPhail**                               Director and Executive Vice President

     Thomas C. Godlasky**                            Director, Senior Vice President, and Chief Investment Officer

     JoAnn M. Martin*                                Director, Vice President and Chief Financial Officer

     Michael G. Fraizer**                            Director

     Robert C. Barth*                                Controller

     Charles J. Cavanaugh*                           Senior Vice President, National Sales Manager

     Brian J. Clark**                                Vice President - Fixed Annuity Product Development

     Joseph K. Haggerty**                            Assistant General Counsel

     William W. Lester*                              Treasurer

     Sandra K. Holmes**                              Vice President - Fixed Annuity Customer Service

     Kenneth R. Jones*                               Vice President - Corporate Compliance and Assistant Secretary

     Robert G. Lange*                                Assistant Secretary

     Cynthia J. Lavelle*                             Vice President - Product, Operations and Technology

     Sheila Sandy**                                  Assistant Secretary

     Donald R. Stading*                              Secretary and General Counsel

     Kevin Wagoner**                                 Assistant Treasurer


* Principal business address: Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.

Item 26.

The depositor, Ameritas Variable Life Insurance Company, is wholly owned by AMAL Corporation. The Registrant is a segregated asset account of Ameritas Variable Life Insurance Company.

The following chart indicates the persons controlled by or under common control with Ameritas Variable Life Insurance Company:

(Omitted chart shows Ameritas Acacia organization. Ameritas Acacia Mutual Holding Company is at the uppermost tier. Ameritas Holding Company is at the second tier. Third tier entities are: Ameritas Life Insurance Corp. and Acacia Life Insurance Company. Fourth tier companies under Ameritas Life Insurance Corp. are: Ameritas Investment Advisors, Inc., Ameritas Managed Dental Plan, Inc., First Ameritas Life Insurance Corp. of New York, AMAL Corporation, Veritas Corp., and Pathmark Assurance Company. Fourth tier companies under Acacia Life Insurance Company are: Acacia National Life Insurance Company and Acacia Financial Corp. Fifth tier companies which are owned by AMAL Corporation are Ameritas Investment Corp. and Ameritas Variable Life Insurance Company. Fifth tier companies owned by Acacia Financial Corp. are Acacia Federal Savings Bank, Calvert Group, Ltd. and its investment companies, and The Advisors Group, Inc.)

All Ameritas entities are Nebraska entities, except First Ameritas Life Insurance Corp. of New York, which is a New York entity, and Ameritas Managed Dental Plan, Inc., which is a California entity. Acacia Life Insurance Company is regulated by the District of Columbia. Acacia National Life Insurance Company and Acacia Financial Corp. are Virginia entities. Acacia Federal Savings Bank is regulated by the U. S. Government. Calvert Group Ltd. and The Advisors Group, Inc. are Delaware entities.

All entities are wholly owned by the person immediately controlling it, except AMAL Corporation, a holding company, which is jointly owned by Ameritas Life Insurance Corp., which owns a majority interest in AMAL Corporation, and AmerUs Life Insurance company, which owns a minority interest in AMAL Corporation.

AMAL Corporation and Acacia Financial Corp. are holding companies. Veritas Corp. is a marketing agency. Pathmark Assurance Company is an insurance company.

Item 27.        Number of Contractowners

                As of December 31, 1999 there were 4,013 contractowners.

Item 28.        Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

     "The Corporation shall indemnify any person who was, or is a party, or is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he or she is or was a director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action, suit or proceeding to the full extent authorized by the laws of Nebraska."

     Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amount paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

     In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters


a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contract issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL and variable annuity contracts issued through Ameritas Life Insurance Corp. Separate Account LLVA. AIC is the underwriter for the Ameritas Portfolios and also serves as its investment advisor.


b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.


     Name and Principal                         Positions and Offices
     Business Address                           and Underwriter
     ----------------                           ---------------
     Lawrence J. Arth*                          Director and Chairman of the Board

     Kenneth C. Louis*                          Director, Senior Vice President

     Gary R. McPhail**                          Director, Senior Vice President

     Donald R. Stading*                         Secretary and General Counsel

     William R. Giovanni*                       Director, President and Chief Executive Officer

     Michael G. Fraizer**                       Director

     Thomas C. Godlasky**                       Director

     Billie B. Beavers***                       Senior Vice President

     Thomas C. Bittner*                         Vice President - Marketing and Administration

     Alan R. Eveland*                           Vice President - Public Finance



    James R. Fox***                           Senior Vice President

    William W. Lester*                        Treasurer

    Richard Harmon***                         Vice President - Public Finance

    Michael P. Heaton***                      Senior Vice President

    William J. Janssen*                       Vice President - Retail Sales Manager

    Kenneth R. Jones*                         Vice President - Corporate Compliance and Assistant Secretary

    Scott Keene*                              Vice President - Public Finance

    Robert G. Lange*                          Assistant Secretary

    Bruce D. Lefler***                        Vice President

    Robert W. Morrow*                         Vice President

    John V. Scheer*                           Vice President Sales Manager - AIC/Ameritas

    Michael E. Shoemaker**                    Vice President - Fixed Income Trading and Underwriting

    Michael VanHorne***                       Senior Vice President

    Janell D. Winsor*                         Vice President



* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AmerUs Life Insurance Company, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: Ameritas Investment Corp., 440 Regency Parkway Drive, Suite 222, Omaha, Nebraska 68114.


c)                               Net Underwriting         Compensation
          Name of Principal        Discounts and               on              Brokerage
            Underwriter (1)       Commissions (2)         Redemption (3)      Commissions (4)     Compensation (5)
          -----------------      ----------------         --------------      ---------------     ----------------
          Ameritas Investment     $22,532,640                  $0                $46,487            $357,692
          Corp. ("AIC")

          (2)+(4)+(5) = Gross variable annuity compensation received by AIC.
          (2) = Sales compensation received and paid out by AIC as underwriter, AIC retains 0.
          (4) = Sales compensation received by AIC for retail sales.
          (5) = Sales compensation received by AIC and retained as underwriting fee.


Item 30.  Location of Separate Account and Records

     The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.

Item 31.  Management Services

     Not Applicable.

Item 32.  Undertakings

a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts my be accepted.

b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

d) The registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403 (b) plans and represents that the requirements of the no-action letter have been, are and/or will be complied with.

e) Ameritas Variable Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 15 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 22nd day of February, 2000.


                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant
                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



Attest:/s/ Donald R. Stading             By: /s/ Lawrence J. Arth
       ------------------------------        ----------------------------------
                  Secretary                         Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Principal Officers of Ameritas Variable Life Insurance Company on the dates indicated.



         SIGNATURE                    TITLE                                    DATE
         ---------                    -----                                    ----
/s/Lawrence J. Arth             Director, Chairman of the Board          February 22, 2000
-------------------------       and Chief Executive Officer
   Lawrence J. Arth


/s/William J. Atherton          Director, President and                  February 22, 2000
-------------------------       Chief Operating Officer
   William J. Atherton


/s/Kenneth C. Louis          Director, Executive Vice President          February 22, 2000
-------------------------
   Kenneth C. Louis


/s/Gary R. McPhail           Director, Executive Vice President          February 22, 2000
-------------------------
   Gary R. McPhail


/s/Thomas C. Godlasky          Director, Senior Vice President           February 22, 2000
-------------------------       and Chief Investment Officer
   Thomas C. Godlasky


/s/JoAnn M. Martin                 Director, Controller                  February 22, 2000
-------------------------
   JoAnn M. Martin


         SIGNATURE                   TITLE                                  DATE
         ---------                   -----                                  ----



/s/Michael G. Fraizer               Director                             February 22, 2000
-------------------------
   Michael G. Fraizer


/s/William W. Lester                Treasurer                            February 22, 2000
-------------------------
   William W. Lester


/s/Donald R. Stading        Secretary and General Counsel                February 22, 2000
-------------------------
   Donald R. Stading

                                  EXHIBIT INDEX

Exhibit


  9                 Opinion and Consent of Donald R. Stading
  10(a)             Consent of Deloitte & Touche LLP